UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1.    Reports to Stockholders.

(a)    A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Managed Futures Fund

FS Chiron Real Development Fund

(Formerly, FS Chiron Real Asset Fund)

Semi-Annual Report	June 30, 2023

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-924-4766; and (ii) on the SEC’s website at http://www.sec.gov

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value (000)
Mortgage-Backed Securities	76.6%	$745,851
Corporate Obligations	20.0	195,013
Asset-Backed Securities	3.6	34,452
Convertible Bonds	0.5	4,776
Preferred Stock	0.0	62
Short-Term Investment	38.0	369,815

Total Investments	138.7	1,349,969
Securities Sold Short	(2.1)	(20,091)
Written Options	(0.1)	(941)
Total Other Assets and Liabilities	(36.5)	(355,630)

Net Assets	100.0%	$973,307

* Percentages are based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $973,307 (000))
MORTGAGE-BACKED SECURITIES — 76.6%

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — 0.2%
AREIT 2022-CRE6 Trust, Ser 2022-CRE6, Cl D
7.916%, SOFR30A + 2.850%, 01/20/37(A) (B)	$270	$245
BXMT, Ser 2020-FL3, Cl A
6.616%, TSFR1M + 1.514%, 11/15/37(A) (B)	1,500	1,463
UNITED STATES — 76.4%
1211 Avenue of the Americas Trust, Ser 1211, Cl C
4.280%, 08/10/35(A) (B)	325	291
Ashford Hospitality Trust, Ser ASHF, Cl D
7.419%, ICE LIBOR USD 1 Month + 2.225%, 04/15/35(A) (B)	1,760	1,690
BRAVO Residential Funding Trust, Ser 2023-NQM3, Cl M1
4.938%, 09/25/62(A) (B)	1,570	1,339
BX Trust, Ser ARIA, Cl G
8.335%, ICE LIBOR USD 1 Month + 3.142%, 10/15/36(A) (B)	1,500	1,382
Cascade Funding Mortgage Trust, Ser FRR1, Cl CK98
08/29/29(A) (C)	260	141

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Citigroup Commercial Mortgage Trust, Ser 375P, Cl D
3.635%, 05/10/35(A) (B)	$210	$181
Citigroup Commercial Mortgage Trust, Ser P1, Cl C
4.514%, 09/15/48(B)	180	153
Citigroup Commercial Mortgage Trust, Ser TBR, Cl E
8.119%, ICE LIBOR USD 1 Month + 2.925%, 12/15/36(A) (B)	1,560	1,489
COLT Mortgage Loan Trust, Ser 2022-7, Cl B1
6.296%, 04/25/67(A) (B)	340	303
CORE Mortgage Trust, Ser CORE, Cl E
7.094%, ICE LIBOR USD 1 Month + 1.900%, 12/15/31(A) (B)	1,604	1,489
CSMC Trust, Ser CHOP, Cl H
12.544%, ICE LIBOR USD 1 Month + 7.350%, 07/15/32(A) (B)	690	625
CSMC Trust, Ser PFHP, Cl A
6.144%, ICE LIBOR USD 1 Month + 0.950%, 12/15/30(A) (B)	150	143
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
5.019%, 08/25/67(A) (B)	200	166
FHLMC Multifamily Structured Credit Risk, Ser MN3, Cl M2
9.067%, SOFR30A + 4.000%, 11/25/51(A) (B)	1,710	1,551
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-HQA2, Cl M2
8.917%, SOFR30A + 3.850%, 06/25/43(A) (B)	1,000	1,020
FHLMC, Ser 2017-356, Cl S5, IO
0.807%, 09/15/47(B)	23,769	2,382
FHLMC, Ser 2019-4927, Cl IO, IO
5.000%, 11/25/49	10,000	2,255
FHLMC, Ser 2020-4973, Cl IK, IO
5.000%, 05/25/50	10,540	2,152
FHLMC, Ser 2020-4975, Cl EI, IO
4.500%, 05/25/50	37,658	7,105
FHLMC, Ser 2020-4998, Cl KI, IO
4.000%, 08/25/50	18,924	3,659

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2020-5003, Cl LI, IO
2.500%, 08/25/50	$17,975	$1,941
FHLMC, Ser 2020-5019, Cl MI, IO
4.000%, 10/25/50	24,114	4,554
FHLMC, Ser 2021-5104, Cl GI, IO
3.500%, 06/25/49	19,276	3,220
FHLMC, Ser 2021-5148, Cl EI, IO
3.000%, 10/25/51	27,519	4,507
FHLMC, Ser 2021-5154, Cl GI, IO
2.000%, 03/25/42	26,595	1,644
FHLMC, Ser 2021-5163, Cl NI, IO
4.500%, 11/25/51	9,932	2,076
FHLMC, Ser 2021-5182, Cl IO, IO
4.000%, 04/25/51	14,569	2,793
FHLMC, Ser 2022-5270, Cl IB, IO
4.500%, 09/25/50	12,447	2,468
FNMA or FHLMC TBA
6.000%, 03/25/53	18,000	18,159
5.500%, 03/25/53	430,000	427,917
5.000%, 08/15/53	150,000	147,000
FNMA, Ser 2012-75, Cl DS, IO
0.800%, 07/25/42(B)	10,375	1,005
FNMA, Ser 2018-73, Cl SC, IO
1.050%, 10/25/48(B)	22,787	2,481
FNMA, Ser 2019-49, Cl IC, IO
4.500%, 05/25/44	11,688	1,303
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	13,600	2,316
FNMA, Ser 2020-57, Cl IB, IO
4.500%, 08/25/50	15,300	3,084
FNMA, Ser 2021-27, Cl EI, IO
4.500%, 05/25/51	27,174	5,644
FNMA, Ser 2021-4, Cl IV, IO
4.500%, 06/25/50	14,819	2,936
FNMA, Ser 2021-62, Cl DI, IO
4.500%, 09/25/48	10,757	2,214
FNMA, Ser 2021-62, Cl HI, IO
2.500%, 08/25/51	14,508	1,824
FNMA, Ser 2022-74, Cl SA, IO
TSFR3M + 4.800%, 10/25/52(B) (C)	64,789	1,651

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2022-74, Cl US, IO
TSFR3M + 5.000%, 11/25/52(B) (C)	$72,975	$2,452
FNMA, Ser 2023-19, Cl SB, IO
1.784%, 05/25/53(B)	23,588	1,561
GAM RE-REMIC Trust, Ser FRR3, Cl CK71
1.400%, 11/27/50(A) (B)	2,140	1,467
GNMA, Ser 2010-35, Cl AS, IO
0.604%, 03/20/40(B)	12,144	895
GNMA, Ser 2010-37, Cl SG, IO
0.554%, 03/20/40(B)	9,530	691
GNMA, Ser 2011-70, Cl WI, IO
ICE LIBOR USD 1 Month + 4.850%, 12/20/40(B) (C)	18,960	944
GNMA, Ser 2015-123, Cl SE, IO
0.563%, 09/20/45(B)	11,138	987
GNMA, Ser 2016-77, Cl SC, IO
0.943%, 10/20/45(B)	15,267	1,457
GNMA, Ser 2018-100, Cl S, IO
1.043%, 07/20/48(B)	11,673	1,039
GNMA, Ser 2018-89, Cl LS, IO
1.043%, 06/20/48(B)	19,260	1,781
GNMA, Ser 2018-91, Cl SH, IO
1.093%, 07/20/48(B)	11,701	1,028
GNMA, Ser 2018-91, Cl SJ, IO
1.093%, 07/20/48(B)	12,647	1,111
GNMA, Ser 2019-133, Cl EI, IO
4.500%, 04/20/49	10,533	1,897
GNMA, Ser 2020-4, Cl IO, IO
5.000%, 01/20/50	19,155	3,716
GNMA, Ser 2020-53, Cl QI, IO
4.500%, 08/20/49	12,855	2,281
GNMA, Ser 2020-61, Cl IO, IO
4.500%, 05/20/50	19,470	3,747
GNMA, Ser 2021-139, Cl WI, IO
4.048%, 11/20/45(B)	15,616	2,357
GNMA, Ser 2021-158, Cl JI, IO
5.000%, 02/20/50	11,693	2,201
GNMA, Ser 2021-215, Cl SB, IO
1.000%, 12/20/51(B)	18,439	1,313

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	$33,118	$4,112
GNMA, Ser 2022-148, Cl SJ, IO
0.934%, 08/20/52(B)	44,900	2,568
GNMA, Ser 2022-153, Cl SG, IO
0.384%, 09/20/52(B)	46,522	1,376
GNMA, Ser 2022-188, Cl IE, IO
4.500%, 01/20/50	15,767	2,764
GNMA, Ser 2022-193, Cl SA, IO
SOFR30A + 4.700%, 11/20/52(B) (C)	97,348	1,674
GNMA, Ser 2022-212, Cl SA, IO
1.084%, 12/20/52(B)	48,872	1,874
GNMA, Ser 2022-213, Cl TS, IO
1.784%, 12/20/52(B)	24,500	1,660
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	10,673	1,929
GNMA, Ser 2022-34, Cl IT, IO
4.000%, 01/20/51	17,568	3,000
GS Mortgage Securities Trust, Ser GS10, Cl C
4.553%, 07/10/51(B)	460	357
GS Mortgage Securities Trust, Ser SLP, Cl G
4.744%, 10/10/32(A) (B)	1,500	1,343
GS Mortgage-Backed Securities Trust, Ser 2023-CCM1, Cl B2
7.526%, 08/25/53(B)	630	560
HPLY Trust, Ser HIT, Cl F
8.341%, ICE LIBOR USD 1 Month + 3.150%, 11/15/36(A) (B)	1,585	1,497
Hudsons Bay Simon JV Trust, Ser HB7, Cl A7
3.914%, 08/05/34(A)	350	303
Hudsons Bay Simon JV Trust, Ser HBFL, Cl BFL
7.564%, ICE LIBOR USD 1 Month + 2.400%, 08/05/34(A) (B)	560	523
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl M1
5.023%, 06/25/67(A) (D)	700	582
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl G
10.567%, SOFR30A + 5.500%, 03/15/39(A) (B)	378	362

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser ASH8, Cl E
8.444%, ICE LIBOR USD 1 Month + 3.250%, 02/15/35(A) (B)	$1,310	$1,238
JPMBB Commercial Mortgage Securities Trust, Ser C33, Cl D1
4.290%, 12/15/48(A) (B)	150	114
LAQ Mortgage Trust, Ser LAQ, Cl F
12.081%, TSFR1M + 6.934%, 03/15/36(A) (B)	1,407	1,388
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C15, Cl D
5.021%, 04/15/47(A) (B)	1,120	1,025
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C18, Cl D
3.389%, 10/15/47(A)	290	244
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C23, Cl D
4.277%, 07/15/50(A) (B)	1,160	955
Multifamily Connecticut Avenue Securities Trust, Ser 01, Cl M10
8.400%, ICE LIBOR USD 1 Month + 3.250%, 10/25/49(A) (B)	1,412	1,363
PRKCM Trust, Ser 2022-AFC2, Cl B1
6.235%, 08/25/57(A) (B)	170	151
PRKCM Trust, Ser 2023-AFC2, Cl B1
8.167%, 06/25/58(A) (B)	380	353
SFAVE Commercial Mortgage Securities Trust, Ser 5AVE, Cl A2B
4.144%, 01/05/43(A) (B)	180	125
Verus Securitization Trust, Ser 2019-INV2, Cl B1
4.452%, 07/25/59(A) (B)	140	124
Verus Securitization Trust, Ser 2021-R1, Cl M1
2.338%, 10/25/63(A)	150	118
Verus Securitization Trust, Ser 2023-4, Cl B1
8.230%, 05/25/68(A) (B)	470	448
Verus Securitization Trust, Ser 2023-5, Cl B1
8.133%, 06/25/68(A) (B)	223	211
Verus Securitization Trust, Ser 2023-5, Cl B2
8.133%, 06/25/68(A) (B)	173	154

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Visio Trust, Ser 2022-1, Cl B1
5.920%, 08/25/57(A) (B)	$790	$687
Visio Trust, Ser 2023-1, Cl B1
7.883%, 03/25/58(A) (B)	1,450	1,301
VMC Finance, Ser 2021-HT1, Cl B
9.657%, ICE LIBOR USD 1 Month + 4.500%, 01/18/37(A) (B)	1,600	1,496
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl D
3.586%, 02/15/48(A)	210	178
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl E
3.250%, 02/15/48(A)	760	594
Wells Fargo Commercial Mortgage Trust, Ser C30, Cl C
4.648%, 09/15/58(B)	280	245
Wells Fargo Commercial Mortgage Trust, Ser C35, Cl C
4.176%, 07/15/48(B)	960	741
Wells Fargo Commercial Mortgage Trust, Ser C49, Cl D
3.000%, 03/15/52(A)	570	360
Wells Fargo Commercial Mortgage Trust, Ser LC25, Cl D
3.181%, 12/15/59(A) (B)	580	424
Wells Fargo Commercial Mortgage Trust, Ser NXS3, Cl D
3.153%, 09/15/57(A)	540	444
TOTAL MORTGAGE-BACKED SECURITIES

(Cost $746,426) (000)		745,851

CORPORATE OBLIGATIONS — 20.0%

CANADA — 0.6%
Kronos Acquisition Holdings
5.000%, 12/31/26 (A)	6,184	5,659

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
LUXEMBOURG — 0.2%
Altice France Holding
10.500%, 05/15/27 (A)	$3,146	$1,905

NETHERLANDS — 0.2%
Trivium Packaging Finance
8.500%, 08/15/27 (A)	596	574
5.500%, 08/15/26 (A)	1,370	1,315

		1,889

SWITZERLAND — 0.2%
VistaJet Malta Finance
7.875%, 05/01/27 (A)	1,984	1,783

UNITED KINGDOM — 6.6%
Barclays Bank MTN
0.000%, 12/28/23 (A) (E)	56,988	54,582
Clear Channel International
6.625%, 08/01/25 (A)	4,048	4,028
eG Global Finance
8.500%, 10/30/25 (A)	2,023	1,963
6.750%, 02/07/25 (A)	4,069	3,952

		64,525

UNITED STATES — 12.2%
Acrisure
7.000%, 11/15/25 (A)	1,147	1,110
Ally Financial
4.700, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868% (B)(F)	752	530
American Greetings
8.750%, 04/15/25 (A)	974	946
ANGI Group
3.875%, 08/15/28 (A)	1,000	816
Apollo Commercial Real Estate Finance
4.625%, 06/15/29 (A)	372	290

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Boxer Parent
9.125%, 03/01/26 (A)	$2,549	$2,536
7.125%, 10/02/25 (A)	500	501
Bread Financial Holdings
7.000%, 01/15/26 (A)	88	83
4.750%, 12/15/24 (A)	2,332	2,286
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	3,261	3,088
Caesars Entertainment
6.250%, 07/01/25 (A)	2,231	2,221
CCO Holdings
4.250%, 02/01/31 (A)	500	404
CD&R Smokey Buyer
6.750%, 07/15/25 (A)	1,151	1,065
Citgo Holding
9.250%, 08/01/24 (A)	1,748	1,748
CITGO Petroleum
7.000%, 06/15/25 (A)	4,072	3,996
CommScope
6.000%, 03/01/26 (A)	764	712
CoreCivic
4.750%, 10/15/27	996	853
Cornerstone Building Brands
6.125%, 01/15/29 (A)	500	395
CP Atlas Buyer
7.000%, 12/01/28 (A)	568	446
CSC Holdings
11.250%, 05/15/28 (A)	140	136
4.500%, 11/15/31 (A)	764	533
Dave & Buster’s
7.625%, 11/01/25 (A)	809	820
Five Point Operating
7.875%, 11/15/25 (A)	5,514	4,978
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/27 (A)	561	579
Freedom Mortgage
8.250%, 04/15/25 (A)	2,086	2,034
8.125%, 11/15/24 (A)	3,370	3,339
6.625%, 01/15/27 (A)	490	424

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Gates Global
6.250%, 01/15/26 (A)	$1,188	$1,169
GEO Group
6.000%, 04/15/26	1,247	1,138
Getty Images
9.750%, 03/01/27 (A)	2,034	2,009
Heartland Dental
10.500%, 04/30/28 (A)	2,604	2,588
8.500%, 05/01/26 (A)	1,367	1,223
H-Food Holdings
8.500%, 06/01/26 (A)	1,164	460
Home Point Capital
5.000%, 02/01/26 (A)	230	206
ILFC E-Capital Trust II
7.314%, 12/21/65 (A) (B)	100	69
Ladder Capital Finance Holdings
5.250%, 10/01/25 (A)	4,150	3,919
LD Holdings Group
6.500%, 11/01/25 (A)	620	489
LFS Topco
5.875%, 10/15/26 (A)	270	237
Madison IAQ
5.875%, 06/30/29 (A)	1,000	810
Matthews International
5.250%, 12/01/25 (A)	209	201
Maxim Crane Works Holdings Capital
10.125%, 08/01/24 (A)	1,712	1,703
Medline Borrower
5.250%, 10/01/29 (A)	1,000	867
Mohegan Tribal Gaming Authority
8.000%, 02/01/26 (A)	2,021	1,930
MPT Operating Partnership
5.250%, 08/01/26	3,213	2,857
Necessity Retail REIT
4.500%, 09/30/28 (A)	653	502
New Home
7.250%, 10/15/25 (A)	1,551	1,435
Olympus Water US Holding
7.125%, 10/01/27 (A)	2,002	1,805
6.250%, 10/01/29 (A)	1,000	723

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Oracle
3.600%, 04/01/40	$250	$193
Pactiv
8.375%, 04/15/27	1,029	1,038
7.950%, 12/15/25	777	780
Paramount Global
4.375%, 03/15/43	250	176
PHH Mortgage
7.875%, 03/15/26 (A)	490	438
PRA Group
8.375%, 02/01/28 (A)	390	353
7.375%, 09/01/25 (A)	110	105
5.000%, 10/01/29 (A)	390	295
Prime Healthcare Services
7.250%, 11/01/25 (A)	1,128	1,069
Rand Parent
8.500%, 02/15/30 (A)	250	226
Raptor Acquisition
4.875%, 11/01/26 (A)	2,507	2,363
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26 (A)	5,298	4,443
Rite Aid
7.500%, 07/01/25 (A)	150	89
RLJ Lodging Trust
3.750%, 07/01/26 (A)	793	728
RP Escrow Issuer
5.250%, 12/15/25 (A)	2,868	2,116
Service Properties Trust
7.500%, 09/15/25	3,263	3,204
Six Flags Entertainment
7.250%, 05/15/31 (A)	341	332
Specialty Building Products Holdings
6.375%, 09/30/26 (A)	2,189	2,068
Spirit AeroSystems
7.500%, 04/15/25 (A)	2,033	2,009
Spirit Loyalty Cayman
8.000%, 09/20/25 (A)	350	353
Starwood Property Trust
3.750%, 12/31/24 (A)	1,837	1,722
3.625%, 07/15/26 (A)	1,311	1,128

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Stericycle
5.375%, 07/15/24 (A)	$325	$321
Sunoco
6.000%, 04/15/27	96	94
SWF Escrow Issuer
6.500%, 10/01/29 (A)	1,322	793
Tenet Healthcare
6.750%, 05/15/31 (A)	2,170	2,175
TKC Holdings
6.875%, 05/15/28 (A)	2,137	1,881
TMS International
6.250%, 04/15/29 (A)	1,200	1,008
U.S. Acute Care Solutions
6.375%, 03/01/26 (A)	3,890	3,331
Vector Group
10.500%, 11/01/26 (A)	4,529	4,529
5.750%, 02/01/29 (A)	1,495	1,301
Verscend Escrow
9.750%, 08/15/26 (A)	4,488	4,502
Warnermedia Holdings
5.050%, 03/15/42	250	211
WASH Multifamily Acquisition
5.750%, 04/15/26 (A)	5,380	5,023
White Capital Parent
8.250%, cash/0% PIK, 03/15/26 (A)	5,202	4,983
XHR
6.375%, 08/15/25 (A)	675	663

		119,252

TOTAL CORPORATE OBLIGATIONS
(Cost $204,282) (000)		195,013

ASSET-BACKED SECURITIES — 3.6%

CAYMAN ISLANDS — 2.5%
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL1, Cl D
8.143%, ICE LIBOR USD 1 Month + 2.950%, 12/15/35(A) (B)	1,572	1,496

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
8.067%, SOFR30A + 3.000%, 01/15/37(A) (B)	$1,200	$1,121
Bain Capital Credit CLO, Ser 2020-5A, Cl E
12.150%, ICE LIBOR USD 3 Month + 6.900%, 01/20/32(A) (B)	1,000	938
Bain Capital Credit CLO, Ser 2021-2A, Cl ER
11.875%, ICE LIBOR USD 3 Month + 6.610%, 07/19/34(A) (B)	360	316
Bain Capital Credit CLO, Ser 2021-3A, Cl ER
12.361%, ICE LIBOR USD 3 Month + 7.100%, 10/21/34(A) (B)	700	613
BlueMountain CLO XXVI, Ser 2021-26A, Cl D2R
9.620%, ICE LIBOR USD 3 Month + 4.370%, 10/20/34(A) (B)	400	381
Carlyle Global Market Strategies CLO, Ser 2017-1A, Cl CR
8.671%, ICE LIBOR USD 3 Month + 3.350%, 08/14/30(A) (B)	750	705
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl C
8.121%, ICE LIBOR USD 3 Month + 2.800%, 05/15/31(A) (B)	280	250
Carlyle Global Market Strategies CLO, Ser 2019-4A, Cl DRR
9.173%, ICE LIBOR USD 3 Month + 3.900%, 04/22/32(A) (B)	250	225
Carlyle Global Market Strategies CLO, Ser 2021-2A, Cl DR
11.760%, ICE LIBOR USD 3 Month + 6.500%, 07/15/32(A) (B)	500	458
CIFC Funding, Ser 2017-2A, Cl E
11.200%, ICE LIBOR USD 3 Month + 5.950%, 04/20/30(A) (B)	500	421
CIFC Funding, Ser 2017-4A, Cl D
11.373%, ICE LIBOR USD 3 Month + 6.100%, 10/24/30(A) (B)	700	612
Dewolf Park CLO, Ser 2017-1A, Cl E
11.460%, ICE LIBOR USD 3 Month + 6.200%, 10/15/30(A) (B)	300	256

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Dryden 83 CLO, Ser 2021-83A, Cl E
10.812%, ICE LIBOR USD 3 Month + 5.550%, 01/18/32(A) (B)	$750	$661
Empower CLO, Ser 2022-1A, Cl E
13.599%, TSFR3M + 8.550%, 10/20/34(A) (B)	400	392
Fillmore Park CLO, Ser 2018-1A, Cl E
10.660%, ICE LIBOR USD 3 Month + 5.400%, 07/15/30(A) (B)	788	695
Jamestown CLO XII, Ser 2019-1A, Cl D
12.250%, ICE LIBOR USD 3 Month + 7.000%, 04/20/32(A) (B)	250	211
Madison Park Funding LI, Ser 2021-51A, Cl E
11.535%, ICE LIBOR USD 3 Month + 6.270%, 07/19/34(A) (B)	1,250	1,136
Madison Park Funding XIII, Ser 2018-13A, Cl DR2
8.115%, ICE LIBOR USD 3 Month + 2.850%, 04/19/30(A) (B)	1,459	1,415
Madison Park Funding XLI, Ser 2017-12A, Cl DR
8.073%, ICE LIBOR USD 3 Month + 2.800%, 04/22/27(A) (B)	4,083	3,988
Madison Park Funding XXX, Ser 2018-30A, Cl E
10.210%, ICE LIBOR USD 3 Month + 4.950%, 04/15/29(A) (B)	680	613
Madison Park Funding XXXV, Ser 2021-35A, Cl ER
11.350%, ICE LIBOR USD 3 Month + 6.100%, 04/20/32(A) (B)	500	464
Marble Point CLO XVII, Ser 2020-1A, Cl D
9.000%, ICE LIBOR USD 3 Month + 3.750%, 04/20/33(A) (B)	1,620	1,494
NYACK Park CLO, Ser 2021-1A, Cl E
11.350%, ICE LIBOR USD 3 Month + 6.100%, 10/20/34(A) (B)	250	224
Oaktree CLO, Ser 2019-2A, Cl C
9.220%, ICE LIBOR USD 3 Month + 3.960%, 04/15/31(A) (B)	1,250	1,142
Oaktree CLO, Ser 2022-2A, Cl D
9.606%, TSFR3M + 4.620%, 07/15/33(A) (B)	470	448
Oaktree CLO, Ser 2023-2A, Cl E
07/20/36(A) (B) (C)	250	245

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Octagon Investment Partners 49, Ser 2021-5A, Cl E
12.010%, ICE LIBOR USD 3 Month + 6.750%, 01/15/33(A) (B)	$1,750	$1,586
Palmer Square CLO, Ser 2020-2A, Cl CR2
8.000%, ICE LIBOR USD 3 Month + 2.750%, 07/20/30(A) (B)	500	474
Regatta XIV Funding, Ser 2018-3A, Cl E
11.205%, ICE LIBOR USD 3 Month + 5.950%, 10/25/31(A) (B)	380	315
RR 6, Ser 2021-6A, Cl DR
11.110%, ICE LIBOR USD 3 Month + 5.850%, 04/15/36(A) (B)	500	434
TIAA CLO I, Ser 2018-1A, Cl DR
8.750%, ICE LIBOR USD 3 Month + 3.500%, 07/20/31(A) (B)	500	437
JERSEY — 0.1%
Fortress Credit BSL XIX, Ser 2023-2A, Cl D
07/24/36(A) (B) (C)	440	431
Halseypoint CLO 7, Ser 2023-7A, Cl E
14.039%, TSFR3M + 8.780%, 07/20/36(A) (B)	360	346
UNITED STATES — 1.0%
A10 Bridge Asset Financing, Ser 2019-B, Cl C
3.781%, 08/15/40(A)	291	292
A10 Bridge Asset Financing, Ser 2019-B, Cl D
4.523%, 08/15/40(A)	740	740
A10 Bridge Asset Financing, Ser 2020-C, Cl E
5.465%, 08/15/40(A)	800	705
Carvana Auto Receivables Trust, Ser 2023-N1, Cl E
10.460%, 04/10/30(A)	1,500	1,489
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl E
9.980%, 01/15/31(A)	1,130	1,129
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25(A)	1,000	935
Hertz Vehicle Financing, Ser 2022-4A, Cl D
6.560%, 09/25/26(A)	250	236
Lendmark Funding Trust, Ser 2023-1A, Cl D
8.690%, 05/20/33(A)	340	336
Marlette Funding Trust, Ser 2023-2A, Cl D
7.920%, 06/15/33(A)	1,500	1,505

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
MFA Trust, Ser 2022-RTL1, Cl A2
6.413%, 04/26/27(A) (D)	$682	$593
Upstart Securitization Trust, Ser 2023-2, Cl C
06/20/33(A) (C)	1,134	1,129
Westgate Resorts, Ser 2023-1A, Cl D
10.140%, 12/20/37(A)	426	420
TOTAL ASSET-BACKED SECURITIES

(Cost $34,505) (000)		34,452

CONVERTIBLE BONDS — 0.5%

UNITED STATES — 0.5%
Blackstone Mortgage Trust
5.50%, 03/15/27	560	479
Herbalife
2.63%, 03/15/24	2,567	2,486
PennyMac
5.50%, 11/01/24	580	545
5.50%, 03/15/26	260	231
Redwood Trust
5.63%, 07/15/24	690	655
RWT Holdings
5.75%, 10/01/25	338	292
Two Harbors Investment
6.25%, 01/15/26	100	88

TOTAL CONVERTIBLE BONDS
(Cost $4,758) (000)		4,776

PREFERRED STOCK — 0.0%

	Shares

UNITED STATES — 0.0%
Rithm Capital, 7.500% (F)	2,796	62

Total Preferred Stock
(Cost $59) (000)		62

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

SHORT-TERM INVESTMENT — 38.0%

	Shares	Fair Value (000)
State Street Institutional Liquid Reserves Fund - Premier Class
5.190%, (G)	369,760,071	$369,815

TOTAL SHORT-TERM INVESTMENT
(Cost $369,815) (000)		369,815

TOTAL INVESTMENTS — 138.7%
(Cost $1,359,845) (000)		$1,349,969

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (2.1)%

	Face Amount (000)	Fair Value (000)
CANADA — (0.4)%
Bombardier
7.875%, 04/15/27 (A)	$(1,744)	(1,740)
7.500%, 02/01/29 (A)	(591)	(584)
Garda World Security
4.625%, 02/15/27 (A)	(1,145)	(1,048)

		(3,372)

UNITED STATES — (1.7)%
Ardagh Packaging Finance
4.125%, 08/15/26 (A)	(1,355)	(1,262)
Avis Budget Car Rental
5.750%, 07/15/27 (A)	(1,744)	(1,673)
Beazer Homes USA
7.250%, 10/15/29	(594)	(577)
Buckeye Partners
4.500%, 03/01/28 (A)	(880)	(788)
Carnival
10.500%, 06/01/30 (A)	(594)	(630)
Covanta Holding
4.875%, 12/01/29 (A)	(352)	(305)
Gray Television
7.000%, 05/15/27 (A)	(1,566)	(1,336)
Guitar Center
8.500%, 01/15/26 (A)	(1,288)	(1,172)
KB Home
7.250%, 07/15/30	(594)	(602)
Masonite International
5.375%, 02/01/28 (A)	(1,221)	(1,164)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
PM General Purchaser
9.500%, 10/01/28 (A)	$(594)	$(581)
Tenet Healthcare
6.125%, 10/01/28	(2,170)	(2,089)
United Rentals North America
5.250%, 01/15/30	(965)	(921)
Vornado Realty
2.150%, 06/01/26	(589)	(499)
Williams Scotsman International
4.625%, 08/15/28 (A)	(1,155)	(1,056)
Wynn Resorts Finance
5.125%, 10/01/29 (A)	(1,744)	(1,563)
Xerox Holdings
5.500%, 08/15/28 (A)	(589)	(501)

		(16,719)

TOTAL CORPORATE OBLIGATIONS
(Proceeds $(19,966)) (000)		(20,091)

TOTAL SECURITIES SOLD SHORT — (2.1)%
(Proceeds $19,966) (000)		$(20,091)

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $–) (000)		$(941)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On June 30, 2023, the value of these securities amounted $236,078 (000) and represented 24.3% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No rate available.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2023. The coupon on a step bond changes on a specified date.
(E)	Zero coupon security.
(F)	Perpetual security with no stated maturity date.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

(G)	Rate shown is the 7-day effective yield as of June 30, 2023. The State Street Institutional Liquid Reserves Fund's financial statements are available on the SEC's website at http://www.sec.gov.

Open exchange traded options contract held by the Fund at June 30, 2023 are as follows:

WRITTEN OPTIONS — (0.1)%

	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
PUT OPTIONS

UNITED STATES — (0.1)%
S&P 500 Index	7,250.23	$30,000,000	$3,930.91	09/15/23	(941)

Total Written Options					$(941)

Open futures contracts held by the Fund at June 30, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
Australian 10-Year Bond	8	Sep-2023	$621	$619	$(3)
BIST 30 Index	12	Aug-2023	30	31	2
Brent Crude	5	Jul-2023	376	377	1
British Pound	1	Sep-2023	80	79	–
BRL Currency	1	Jul-2023	21	21	–
CAC40 10 Euro Index	18	Jul-2023	1,438	1,456	19
CAD Currency	2	Sep-2023	152	151	–
Canadian 10-Year Bond	3	Sep-2023	276	277	1
CBOE Volatility Index	16	Jul-2023	246	240	(5)
CBOE Volatility Index	3	Aug-2023	49	49	–
CBOE Volatility Index	1	Sep-2023	18	18	–
CBOT Mini DJIA	12	Sep-2023	2,056	2,079	23
Coffee C	1	Sep-2023	64	60	(4)
Coffee Robusta	1	Sep-2023	27	25	(2)
Copper	2	Sep-2023	187	188	1
Corn	1	May-2024	29	26	(3)
Corn	1	Mar-2024	30	25	(5)
Corn	2	Dec-2023	57	49	(7)
Crude Oil	2	Jul-2023	70	71	1
Crude Palm Oil	5	Sep-2023	102	101	1
DAX Index	1	Sep-2023	444	444	–
Dow Futures Mini	1	Sep-2023	17	17	–
EUR E-Mini	1	Sep-2023	68	68	–
Euro FX	1	Sep-2023	136	137	1
Euro STOXX	84	Sep-2023	489	496	6
Euro STOXX 50	49	Sep-2023	2,340	2,367	26
Euro STOXX 50	1	Sep-2023	44	44	–

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Euro-Bobl	8	Sep-2023	$1,013	$1,010	$(1)
Euro-BTP	6	Sep-2023	766	760	(6)
Euro-Bund	6	Sep-2023	883	876	(7)
Euro-Buxl	3	Sep-2023	444	457	9
Euro-Buxl	8	Sep-2023	1,222	1,219	(4)
Feeder Cattle	1	Aug-2023	121	124	3
FTSE 100 Index	17	Sep-2023	1,623	1,628	6
FTSE China A50	1	Jul-2023	12	12	–
FTSE MIB Index	3	Sep-2023	91	93	2
FTSE MIB Index	1	Sep-2023	155	155	–
FTSE MIB Index	3	Sep-2023	454	464	12
FTSE Taiwan Index	3	Jul-2023	174	173	–
Gasoline	1	Sep-2023	94	93	(1)
Gasoline	4	Jul-2023	420	428	8
Gold	1	Aug-2023	20	19	(1)
Gold	3	Aug-2023	589	579	(11)
Hang Seng Index	4	Jul-2023	483	480	(3)
IBEX	3	Jul-2023	310	313	2
IBEX	1	Jul-2023	10	10	–
INR/USD Micro	2	Jul-2023	122	122	–
INR/USD Micro	6	Jul-2023	146	146	–
Japanese 10-Year Bond	1	Sep-2023	1,030	1,029	–
KC HRW Wheat	6	Sep-2023	264	240	(24)
KOSPI 200 Index	6	Sep-2023	387	388	1
Live Cattle	4	Aug-2023	273	283	10
Live Cattle	1	Oct-2023	67	72	5
Live Cattle	1	Feb-2024	73	75	2
Live Cattle	1	Dec-2023	71	73	2
LME Aluminum	3	Aug-2023	170	160	(9)
LME Aluminum	5	Aug-2023	281	267	(14)
LME Aluminum	1	Aug-2023	56	53	(3)
LME Aluminum	3	Aug-2023	168	160	(8)
LME Aluminum	2	Aug-2023	115	106	(8)
LME Aluminum	2	Jul-2023	118	106	(12)
LME Aluminum	2	Aug-2023	112	106	(6)
LME Aluminum	3	Aug-2023	172	160	(11)
LME Aluminum	2	Jul-2023	118	106	(12)
LME Aluminum	2	Jul-2023	118	106	(12)
LME Aluminum	1	Aug-2023	58	53	(5)
LME Aluminum	1	Sep-2023	55	54	(1)
LME Aluminum	4	Sep-2023	218	215	(3)
LME Aluminum	5	Sep-2023	270	268	(1)
LME Aluminum	1	Sep-2023	56	54	(2)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Aluminum	1	Sep-2023	$54	$54	$–
LME Aluminum	2	Aug-2023	112	107	(5)
LME Aluminum	1	Sep-2023	56	54	(3)
LME Aluminum	2	Sep-2023	108	107	–
LME Aluminum	4	Aug-2023	227	214	(12)
LME Aluminum	3	Aug-2023	164	161	(3)
LME Aluminum	1	Jul-2023	61	53	(8)
LME Aluminum	1	Aug-2023	56	54	(3)
LME Aluminum	2	Aug-2023	110	107	(3)
LME Aluminum	3	Sep-2023	171	161	(10)
LME Aluminum	2	Jul-2023	120	106	(14)
LME Aluminum	1	Jul-2023	55	53	(2)
LME Aluminum	1	Jul-2023	58	53	(6)
LME Aluminum	1	Jul-2023	55	53	(2)
LME Aluminum	3	Jul-2023	180	159	(21)
LME Aluminum	4	Jul-2023	235	211	(24)
LME Aluminum	2	Jul-2023	119	106	(13)
LME Aluminum	1	Jul-2023	59	53	(6)
LME Aluminum	3	Jun-2023	182	159	(23)
LME Aluminum	1	Jul-2023	58	53	(5)
LME Copper	1	Sep-2023	212	208	(4)
LME Copper	1	Sep-2023	215	208	(7)
LME Copper	3	Sep-2023	624	624	–
LME Copper	2	Sep-2023	419	416	(3)
LME Copper	2	Jul-2023	427	416	(11)
LME Copper	1	Sep-2023	206	208	2
LME Copper	1	Jul-2023	214	208	(6)
LME Copper	2	Jul-2023	423	416	(7)
LME Copper	2	Jul-2023	427	416	(11)
LME Copper	1	Jul-2023	212	208	(4)
LME Copper	3	Jul-2023	646	624	(22)
LME Copper	1	Aug-2023	206	208	2
LME Copper	1	Aug-2023	202	208	6
LME Copper	2	Sep-2023	415	416	1
LME Copper	5	Jul-2023	1,036	1,041	5
LME Copper	1	Aug-2023	206	208	2
LME Copper	1	Jul-2023	218	208	(10)
LME Copper	2	Aug-2023	429	416	(13)
LME Copper	1	Aug-2023	206	208	2
LME Copper	4	Aug-2023	825	832	8
LME Copper	3	Aug-2023	619	624	6
LME Copper	2	Aug-2023	395	416	21
LME Copper	5	Jul-2023	1,058	1,040	(18)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Copper	2	Jul-2023	$435	$416	$(19)
LME Copper	2	Jul-2023	448	416	(31)
LME Copper	2	Jun-2023	440	409	(31)
LME Copper	4	Jul-2023	867	832	(34)
LME Copper	3	Jul-2023	671	624	(46)
LME Copper	5	Jul-2023	1,066	1,041	(25)
LME Copper	3	Jul-2023	678	624	(53)
LME Lead	3	Jul-2023	158	161	3
LME Lead	1	Aug-2023	54	53	(1)
LME Lead	1	Jul-2023	53	53	(1)
LME Lead	3	Jul-2023	157	158	–
LME Lead	1	Jul-2023	54	53	(1)
LME Lead	1	Jul-2023	53	53	(1)
LME Lead	1	Jul-2023	51	53	2
LME Lead	3	Jul-2023	159	159	–
LME Lead	1	Jul-2023	53	53	–
LME Lead	1	Aug-2023	51	53	2
LME Lead	1	Aug-2023	51	53	1
LME Lead	1	Aug-2023	52	53	–
LME Lead	1	Sep-2023	54	53	(2)
LME Lead	1	Sep-2023	53	53	(1)
LME Lead	2	Sep-2023	106	105	(1)
LME Lead	1	Sep-2023	52	53	1
LME Lead	3	Sep-2023	158	158	–
LME Lead	1	Jul-2023	52	53	–
LME Lead	1	Jul-2023	54	53	(1)
LME Nickle	2	Aug-2023	1,064	1,023	(41)
LME Nickle	1	Sep-2023	125	123	(2)
LME Nickle	1	Sep-2023	129	123	(6)
LME Nickle	1	Jul-2023	614	510	(104)
LME Nickle	1	Jun-2023	596	511	(85)
LME Nickle	1	Aug-2023	557	511	(46)
LME Nickle	1	Jul-2023	603	509	(93)
LME Nickle	4	Jul-2023	2,529	2,039	(490)
LME Nickle	1	Jul-2023	522	510	(12)
LME Nickle	2	Aug-2023	1,093	1,022	(71)
LME Nickle	1	Aug-2023	523	511	(12)
LME Nickle	1	Jul-2023	600	510	(90)
LME Zinc	1	Aug-2023	62	60	(2)
LME Zinc	1	Jul-2023	60	60	–
LME Zinc	2	Jul-2023	141	119	(22)
LME Zinc	1	Jul-2023	67	60	(7)
LME Zinc	2	Sep-2023	119	120	1

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Zinc	1	Sep-2023	$59	$60	$–
LME Zinc	1	Aug-2023	60	60	–
LME Zinc	2	Aug-2023	134	119	(14)
LME Zinc	2	Jul-2023	127	119	(8)
LME Zinc	1	Jul-2023	72	60	(12)
LME Zinc	3	Sep-2023	186	179	(7)
LME Zinc	1	Jul-2023	70	60	(10)
LME Zinc	1	Jul-2023	67	60	(8)
Low Sulphur Gasoil	1	Aug-2023	70	70	–
Low Sulphur Gasoil	1	Oct-2023	68	70	2
Low Sulphur Gasoil	1	Nov-2023	68	70	2
Mexican Peso	1	Sep-2023	29	29	–
Mill Wheat	1	Dec-2023	13	13	–
Mini DAX Index	1	Sep-2023	88	89	–
Mini Hang Seng Index	2	Jul-2023	48	48	–
MSCI EAFE Index	3	Sep-2023	326	323	(2)
MSCI EAFE Index	2	Sep-2023	215	216	–
MSCI Singapore Index	3	Jul-2023	64	64	–
NASDAQ 100 Index E-Mini	1	Sep-2023	29	31	1
NASDAQ 100 Index E-Mini	31	Sep-2023	9,346	9,509	162
Natural Gas	4	Jul-2023	110	112	2
Natural Gas	1	Sep-2023	28	28	1
Natural Gas	1	Jul-2023	29	28	(1)
New Zealand Dollar	1	Sep-2023	61	61	(1)
Nikkei 225 Index	1	Sep-2023	117	115	–
Nikkei 225 Index	1	Sep-2023	163	167	5
Nikkei 225 Index	32	Sep-2023	737	736	8
Nikkei 225 Index	4	Sep-2023	934	920	(3)
NY Harbor ULSD	2	Jul-2023	201	206	5
NYMEX Cocoa	5	Sep-2023	162	168	6
NYMEX Cocoa	1	Dec-2023	32	34	1
NYSE FANG+ Index	1	Sep-2023	39	39	–
OMX Stockholm 30	7	Jul-2023	152	150	–
Red Wheat	1	Sep-2023	42	41	(1)
Russell 2000 Index E-MINI	9	Sep-2023	851	857	6
S&P 500 Index E-MINI	1	Sep-2023	22	22	–
S&P 500 Index E-MINI	28	Sep-2023	6,280	6,284	3
S&P 500 Index E-MINI	1,982	Dec-2024	30,325	34,066	3,741
S&P Mid Cap 400 Index E-MINI	3	Sep-2023	786	793	7
S&P TSX 60 Index	9	Sep-2023	1,642	1,656	14

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
SGX Iron Ore 62	5	Aug-2023	$55	$55	$(1)
Silver	1	Dec-2023	117	117	(1)
Soybean	3	Nov-2023	202	201	(1)
Soybean	4	Jan-2024	268	269	1
SPI 200 Index	3	Sep-2023	355	358	1
STOXX Europe 600	1	Sep-2023	9	9	–
STOXX Europe 600	3	Sep-2023	76	76	–
Sugar No. 11	1	Sep-2023	28	26	(3)
Sugar No. 11	4	Sep-2023	102	102	–
Swiss Franc	1	Sep-2023	141	141	–
TOPIX Index	10	Sep-2023	1,587	1,586	10
TOPIX Index	3	Sep-2023	482	476	(1)
Turkish Lira	16	Aug-2023	16	16	1
U.S. 5-Year Treasury Note	483	Sep-2023	52,554	51,726	(828)
U.S. Dollar	34	Jul-2023	339	340	1
U.S. Dollar Index	1	Sep-2023	103	103	–
U.S. Long Treasury Bond	1	Sep-2023	126	127	1
U.S. Ultra Long Treasury Bond	138	Sep-2023	18,628	18,798	170
USD/CNH Micro	1	Sep-2023	99	99	–
Utilities E-Mini	1	Sep-2023	67	67	–
WTI Crude Oil	1	Nov-2023	69	70	2
WTI Crude Oil	3	Aug-2023	211	212	1
WTI Crude Oil	2	Jul-2023	142	141	–
Yen denom Nikkei	2	Sep-2023	227	232	6

			180,288	181,910	1,663
Short Contracts
3 Month Euribor	(5)	Sep-2024	$(1,322)	$(1,314)	$1
3 Month Euribor	(2)	Jun-2024	(528)	(525)	1
3 Month Euribor	(2)	Mar-2024	(514)	(524)	4
3 Month Euribor	(1)	Mar-2026	(263)	(265)	1
3 Month Euribor	(1)	Jun-2025	(260)	(264)	–
3 Month SOFR	(5)	Jun-2024	(1,187)	(1,186)	1
3 Month SOFR	(4)	Mar-2024	(959)	(946)	12
90-Day Bank Bill	(1)	Jun-2024	(176)	(179)	3
90-Day Euro$	(1)	Jun-2024	(664)	(659)	–
AUDUSD Currency	(2)	Sep-2023	(135)	(134)	1
AUDUSD Currency	(1)	Sep-2023	(66)	(67)	–
Australian 10-Year Bond	(4)	Sep-2023	(318)	(310)	2
Australian 3-Year Bond	(5)	Sep-2023	(360)	(352)	1
BIST 30 Index	(3)	Aug-2023	(8)	(8)	–
Brent Crude	(2)	Jul-2023	(147)	(151)	(4)
Brent Crude	(3)	Jul-2023	(220)	(226)	(7)
Canadian 5-Year Bond	(1)	Sep-2023	(83)	(83)	–

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Canadian 10-Year Bond	(6)	Sep-2023	$(549)	$(555)	$(6)
Canola	(2)	Nov-2023	(21)	(22)	(1)
CBOE VIX	(1)	Jul-2023	(2)	(2)	–
CBOE Volatility Index	(46)	Aug-2023	(791)	(754)	36
CBOE Volatility Index	(1)	Jul-2023	(15)	(15)	–
Coffee C	(5)	Sep-2023	(304)	(298)	6
Consumer Staples E-Mini	(1)	Sep-2023	(74)	(75)	(1)
Copper	(1)	Sep-2023	(95)	(94)	1
Corn	(1)	May-2024	(32)	(26)	6
Corn	(7)	Mar-2024	(189)	(177)	12
Corn	(8)	Dec-2023	(213)	(198)	15
Cotton No. 2	(1)	Dec-2023	(39)	(40)	(1)
Energy E-Mini	(3)	Sep-2023	(252)	(257)	(5)
Euro-Bobl	(7)	Sep-2023	(883)	(884)	3
Euro-Bobl	(43)	Sep-2023	(5,428)	(5,429)	(6)
Euro-BTP	(7)	Sep-2023	(881)	(887)	(4)
Euro-Bund	(2)	Sep-2023	(295)	(292)	1
Euro-OAT	(4)	Sep-2023	(564)	(560)	2
Euro-OAT	(16)	Sep-2023	(2,231)	(2,242)	(4)
Euro-Schatz	(39)	Sep-2023	(4,442)	(4,462)	15
Financials E-Mini	(1)	Sep-2023	(103)	(105)	(2)
FTSE China A50	(9)	Jul-2023	(111)	(111)	–
FTSE Taiwan Index	(13)	Jul-2023	(752)	(751)	1
FTSE/JSE Top 40 Index	(3)	Sep-2023	(112)	(113)	(2)
Gasoline	(1)	Aug-2023	(99)	(103)	(4)
Gold	(17)	Aug-2023	(3,251)	(3,280)	(29)
Hang Seng China Enterprises Index	(5)	Jul-2023	(204)	(203)	2
Hang Seng Index	(2)	Jul-2023	(240)	(240)	–
Health Care E-Mini	(1)	Sep-2023	(133)	(135)	(3)
Japanese 10-Year Bond	(3)	Sep-2023	(3,094)	(3,088)	3
Lean Hogs	(2)	Aug-2023	(74)	(74)	–
LME Aluminum	(3)	Aug-2023	(168)	(160)	8
LME Aluminum	(1)	Jul-2023	(59)	(53)	6
LME Aluminum	(1)	Aug-2023	(56)	(53)	3
LME Aluminum	(3)	Aug-2023	(167)	(160)	7
LME Aluminum	(5)	Aug-2023	(286)	(267)	19
LME Aluminum	(1)	Aug-2023	(56)	(53)	3
LME Aluminum	(2)	Aug-2023	(112)	(106)	6
LME Aluminum	(2)	Jul-2023	(116)	(106)	10
LME Aluminum	(2)	Aug-2023	(116)	(106)	10
LME Aluminum	(2)	Jul-2023	(120)	(106)	14
LME Aluminum	(2)	Jul-2023	(115)	(106)	9
LME Aluminum	(3)	Aug-2023	(170)	(160)	10

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Aluminum	(1)	Aug-2023	$(55)	$(54)	$2
LME Aluminum	(2)	Aug-2023	(111)	(107)	4
LME Aluminum	(1)	Sep-2023	(54)	(54)	–
LME Aluminum	(1)	Sep-2023	(54)	(54)	1
LME Aluminum	(2)	Sep-2023	(107)	(108)	–
LME Aluminum	(4)	Sep-2023	(216)	(215)	1
LME Aluminum	(5)	Sep-2023	(276)	(268)	8
LME Aluminum	(1)	Sep-2023	(56)	(54)	2
LME Aluminum	(1)	Sep-2023	(56)	(54)	2
LME Aluminum	(3)	Sep-2023	(164)	(161)	3
LME Aluminum	(1)	Sep-2023	(56)	(54)	2
LME Aluminum	(2)	Sep-2023	(111)	(107)	4
LME Aluminum	(4)	Aug-2023	(215)	(214)	1
LME Aluminum	(3)	Aug-2023	(165)	(161)	4
LME Aluminum	(2)	Aug-2023	(111)	(107)	4
LME Aluminum	(3)	Jul-2023	(176)	(159)	17
LME Aluminum	(1)	Jul-2023	(60)	(53)	7
LME Aluminum	(1)	Jul-2023	(59)	(53)	6
LME Aluminum	(1)	Jul-2023	(58)	(53)	5
LME Aluminum	(3)	Jun-2023	(176)	(159)	17
LME Aluminum	(1)	Jul-2023	(59)	(53)	6
LME Aluminum	(1)	Sep-2023	(54)	(54)	–
LME Aluminum	(1)	Jul-2023	(58)	(53)	5
LME Aluminum	(4)	Jul-2023	(235)	(211)	24
LME Aluminum	(2)	Jul-2023	(118)	(106)	12
LME Aluminum	(2)	Jul-2023	(115)	(106)	9
LME Copper	(1)	Sep-2023	(209)	(208)	1
LME Copper	(2)	Sep-2023	(409)	(416)	(7)
LME Copper	(1)	Jul-2023	(212)	(208)	4
LME Copper	(2)	Jul-2023	(425)	(416)	9
LME Copper	(2)	Sep-2023	(410)	(416)	(6)
LME Copper	(2)	Jul-2023	(426)	(416)	10
LME Copper	(1)	Jul-2023	(213)	(208)	5
LME Copper	(3)	Jul-2023	(652)	(624)	27
LME Copper	(2)	Sep-2023	(413)	(416)	(3)
LME Copper	(1)	Aug-2023	(202)	(208)	(6)
LME Copper	(1)	Aug-2023	(206)	(208)	(2)
LME Copper	(2)	Jul-2023	(418)	(416)	2
LME Copper	(1)	Jul-2023	(212)	(208)	4
LME Copper	(5)	Jul-2023	(1,065)	(1,041)	24
LME Copper	(2)	Aug-2023	(412)	(416)	(4)
LME Copper	(1)	Aug-2023	(212)	(208)	4
LME Copper	(4)	Aug-2023	(827)	(832)	(5)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Copper	(3)	Aug-2023	$(616)	$(624)	$(8)
LME Copper	(2)	Aug-2023	(412)	(416)	(4)
LME Copper	(2)	Aug-2023	(412)	(416)	(4)
LME Copper	(5)	Jul-2023	(1,109)	(1,040)	68
LME Copper	(2)	Aug-2023	(412)	(416)	(4)
LME Copper	(1)	Aug-2023	(199)	(208)	(9)
LME Copper	(2)	Jul-2023	(423)	(416)	7
LME Copper	(2)	Jun-2023	(435)	(409)	27
LME Copper	(4)	Jul-2023	(863)	(832)	31
LME Copper	(2)	Jul-2023	(434)	(416)	18
LME Copper	(3)	Jul-2023	(638)	(624)	14
LME Copper	(3)	Jul-2023	(677)	(624)	52
LME Copper	(5)	Jul-2023	(1,114)	(1,041)	73
LME Lead	(3)	Jul-2023	(156)	(161)	(4)
LME Lead	(1)	Jul-2023	(52)	(53)	–
LME Lead	(1)	Jul-2023	(52)	(53)	–
LME Lead	(3)	Jul-2023	(160)	(158)	2
LME Lead	(1)	Jul-2023	(52)	(53)	(1)
LME Lead	(1)	Jul-2023	(53)	(53)	–
LME Lead	(3)	Jul-2023	(159)	(159)	–
LME Lead	(1)	Aug-2023	(53)	(53)	–
LME Lead	(1)	Jul-2023	(52)	(53)	–
LME Lead	(1)	Sep-2023	(52)	(53)	(1)
LME Lead	(1)	Sep-2023	(53)	(53)	1
LME Lead	(1)	Aug-2023	(52)	(53)	–
LME Lead	(1)	Sep-2023	(51)	(53)	(2)
LME Lead	(1)	Jul-2023	(53)	(53)	–
LME Lead	(2)	Aug-2023	(100)	(105)	(5)
LME Lead	(3)	Aug-2023	(155)	(158)	(3)
LME Lead	(1)	Aug-2023	(51)	(53)	(2)
LME Lead	(1)	Aug-2023	(51)	(53)	(2)
LME Lead	(1)	Jul-2023	(53)	(53)	1
LME Nickle	(1)	Sep-2023	(122)	(123)	(1)
LME Nickle	(2)	Sep-2023	(253)	(246)	7
LME Nickle	(2)	Aug-2023	(1,065)	(1,023)	42
LME Nickle	(1)	Aug-2023	(523)	(511)	12
LME Nickle	(2)	Aug-2023	(1,148)	(1,022)	126
LME Nickle	(1)	Jun-2023	(606)	(511)	95
LME Nickle	(4)	Jul-2023	(2,264)	(2,039)	224
LME Nickle	(1)	Jul-2023	(608)	(510)	98
LME Nickle	(1)	Jul-2023	(614)	(509)	104
LME Nickle	(1)	Jul-2023	(599)	(510)	89
LME Nickle	(1)	Jul-2023	(523)	(511)	12

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Nickle	(1)	Aug-2023	$(604)	$(511)	$93
LME Zinc	(1)	Sep-2023	(59)	(60)	(1)
LME Zinc	(2)	Jul-2023	(134)	(119)	15
LME Zinc	(1)	Jul-2023	(66)	(60)	6
LME Zinc	(2)	Sep-2023	(122)	(119)	3
LME Zinc	(1)	Aug-2023	(60)	(60)	–
LME Zinc	(1)	Jul-2023	(69)	(60)	9
LME Zinc	(1)	Aug-2023	(61)	(60)	1
LME Zinc	(1)	Aug-2023	(60)	(60)	–
LME Zinc	(1)	Sep-2023	(57)	(60)	(2)
LME Zinc	(2)	Sep-2023	(115)	(120)	(4)
LME Zinc	(1)	Aug-2023	(56)	(60)	(4)
LME Zinc	(2)	Aug-2023	(133)	(119)	13
LME Zinc	(2)	Jul-2023	(142)	(119)	23
LME Zinc	(1)	Jul-2023	(70)	(60)	10
LME Zinc	(1)	Jul-2023	(67)	(60)	8
LME Zinc	(1)	Jul-2023	(71)	(60)	11
Long Gilt 10-Year Bond	(2)	Sep-2023	(243)	(242)	–
Long Gilt 10-Year Bond	(4)	Sep-2023	(481)	(484)	–
Low Sulphur Gasoil	(1)	Sep-2023	(68)	(70)	(2)
Low Sulphur Gasoil	(1)	Aug-2023	(69)	(70)	(1)
Mexican Peso	(5)	Sep-2023	(144)	(144)	–
Mill Wheat	(2)	Sep-2023	(26)	(25)	1
MSCI Emerging Markets	(72)	Sep-2023	(3,626)	(3,592)	34
MSCI Singapore Index	(3)	Jul-2023	(64)	(64)	–
NASDAQ 100 Index E-Mini	(1)	Sep-2023	(30)	(31)	–
Natural Gas	(1)	Jul-2023	(27)	(28)	(1)
Natural Gas	(1)	Aug-2023	(25)	(28)	(3)
Nikkei 225 Index	(4)	Sep-2023	(456)	(460)	(3)
NY Harbor ULSD	(1)	Sep-2023	(102)	(102)	–
OMX Stockholm 30	(4)	Jul-2023	(84)	(86)	(2)
Palladium	(1)	Sep-2023	(131)	(122)	8
Platinum	(1)	Oct-2023	(47)	(46)	1
Platinum	(3)	Oct-2023	(136)	(137)	(1)
Rapeseed	(1)	Jul-2023	(25)	(25)	1
S&P 500 Index E-MINI	(2)	Sep-2023	(442)	(449)	(7)
S&P TSX 60 Index	(1)	Sep-2023	(178)	(184)	(7)
SGX Iron Ore 62	(1)	Aug-2023	(11)	(11)	–
Short-Term Euro-BTP	(16)	Sep-2023	(1,825)	(1,827)	9
Silver	(7)	Sep-2023	(796)	(806)	(10)
Soybean	(1)	Nov-2023	(67)	(67)	–
Soybean Meal	(1)	Jan-2024	(38)	(39)	(2)
Soybean Meal	(2)	Dec-2023	(76)	(79)	(4)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Soybean Oil	(5)	Dec-2023	$(166)	$(177)	$(11)
SPI 200 Index	(2)	Sep-2023	(236)	(239)	–
STOXX Europe 600	(1)	Sep-2023	(8)	(9)	–
Sugar No. 11	(1)	Apr-2024	(26)	(24)	2
Tokyo Topix-Mini	(1)	Sep-2023	(16)	(16)	–
TSR20 Rubber	(1)	Jul-2023	(7)	(7)	–
U.S. 2-Year Treasury Note	(3,993)	Sep-2023	(822,994)	(811,952)	11,043
U.S. 5-Year Treasury Note	(48)	Sep-2023	(5,150)	(5,141)	9
U.S. 10-Year Treasury Note	(1,483)	Sep-2023	(169,470)	(166,490)	2,980
U.S. Long Treasury Bond	(177)	Sep-2023	(22,458)	(22,462)	(5)
U.S. Long Treasury Bond	(4)	Sep-2023	(509)	(508)	1
Ultra 10-Year U.S. Treasury Note	(7)	Sep-2023	(835)	(829)	6
Ultra 10-Year U.S. Treasury Note	(17)	Sep-2023	(2,008)	(2,013)	(6)
USD/CNH Micro	(1)	Sep-2023	(99)	(100)	(1)
Wheat	(2)	Dec-2023	(74)	(67)	7
Wheat	(4)	Sep-2023	(135)	(130)	5
Wheat	(1)	Dec-2023	(33)	(33)	(1)
WTI Crude Oil	(1)	Jul-2023	(70)	(71)	(1)
WTI Crude Oil	(2)	Aug-2023	(140)	(142)	(2)
WTI Crude Oil	(1)	Jul-2023	(69)	(71)	(1)
WTI Crude Oil	(2)	Sep-2023	(139)	(141)	(2)

			(1,097,456)	(1,081,885)	15,627

			$(917,168)	$(899,975)	$17,290

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	07/03/23-07/20/23	CLP	886,051	USD	1,100	$(4)
Deutsche Bank	07/03/23-07/31/23	USD	1,300	CLP	1,048,880	4
Deutsche Bank	07/03/23-07/31/23	USD	5,900	KRW	7,612,404	(118)
Deutsche Bank	07/03/23-08/03/23	KRW	8,911,762	USD	6,900	132
Deutsche Bank	07/05/23-08/02/23	USD	4,300	BRL	21,391	158
Deutsche Bank	07/05/23-08/07/23	INR	453,023	USD	5,500	(17)
Deutsche Bank	07/05/23-08/02/23	BRL	15,415	USD	3,100	(114)
Deutsche Bank	07/05/23-07/20/23	USD	3,400	INR	279,025	—
Deutsche Bank	07/06/23-07/28/23	TWD	36,841	USD	1,200	17
Deutsche Bank	07/06/23-07/27/23	USD	800	TWD	24,543	(13)
Deutsche Bank	07/10/23	COP	428,100	USD	100	(2)
Deutsche Bank	07/10/23	USD	100	COP	428,278	2

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	07/12/23	USD	9,081	CAD	12,200	$130
Deutsche Bank	07/12/23	EUR	2,750	CHF	2,670	(16)
Deutsche Bank	07/12/23	JPY	2,327,226	EUR	15,400	655
Deutsche Bank	07/12/23	AUD	4,726	GBP	2,500	26
Deutsche Bank	07/12/23	HUF	74,518	EUR	200	1
Deutsche Bank	07/12/23	EUR	37,125	USD	40,313	(224)
Deutsche Bank	07/12/23	USD	11,367	GBP	9,063	143
Deutsche Bank	07/12/23	EUR	8,400	GBP	7,240	24
Deutsche Bank	07/12/23	JPY	672,852	GBP	3,832	195
Deutsche Bank	07/12/23	USD	30,875	JPY	4,325,000	(842)
Deutsche Bank	07/12/23	NZD	2,800	JPY	238,864	(60)
Deutsche Bank	07/12/23	NOK	20,669	EUR	1,750	(16)
Deutsche Bank	07/12/23	JPY	4,887,500	USD	34,776	837
Deutsche Bank	07/12/23	EUR	1,250	SEK	14,605	(10)
Deutsche Bank	07/12/23	EUR	1,375	AUD	2,232	(14)
Deutsche Bank	07/12/23	JPY	804,194	CAD	7,600	153
Deutsche Bank	07/12/23	GBP	1,875	CHF	2,124	(5)
Deutsche Bank	07/12/23	CAD	6,676	EUR	4,625	9
Deutsche Bank	07/12/23	GBP	7,063	EUR	8,200	(18)
Deutsche Bank	07/12/23	AUD	20,400	JPY	1,892,957	(450)
Deutsche Bank	07/12/23	GBP	2,707	JPY	481,849	(92)
Deutsche Bank	07/12/23	GBP	7,938	USD	10,004	(77)
Deutsche Bank	07/12/23	USD	10,036	AUD	15,000	(40)
Deutsche Bank	07/12/23	NOK	8,000	SEK	7,787	(23)
Deutsche Bank	07/12/23	USD	12,700	CNH	90,606	(224)
Deutsche Bank	07/12/23	CHF	1,707	EUR	1,750	—
Deutsche Bank	07/12/23	PLN	446	EUR	100	—
Deutsche Bank	07/12/23	AUD	3,668	EUR	2,250	12
Deutsche Bank	07/12/23	EUR	10,200	JPY	1,524,947	(548)
Deutsche Bank	07/12/23	USD	1,000	SEK	10,746	(3)
Deutsche Bank	07/12/23	USD	5,364	MXN	93,500	84
Deutsche Bank	07/12/23	HUF	103,422	USD	300	(2)
Deutsche Bank	07/12/23	MXN	65,000	USD	3,744	(44)
Deutsche Bank	07/12/23	USD	1,100	PLN	4,642	41
Deutsche Bank	07/12/23	JPY	2,053,477	AUD	22,200	535
Deutsche Bank	07/12/23	CHF	7,250	USD	8,044	(67)
Deutsche Bank	07/12/23	JPY	338,229	NZD	4,000	106
Deutsche Bank	07/12/23	USD	8,197	CHF	7,375	54
Deutsche Bank	07/12/23	EUR	750	NOK	8,693	(9)
Deutsche Bank	07/12/23	USD	3,200	SGD	4,316	(7)
Deutsche Bank	07/12/23	USD	300	CZK	6,563	2
Deutsche Bank	07/12/23	CAD	5,000	JPY	527,646	(111)
Deutsche Bank	07/12/23	AUD	2,200	NZD	2,391	1
Deutsche Bank	07/12/23	SGD	2,701	USD	2,000	2
Deutsche Bank	07/12/23-07/13/23	USD	1,400	TRY	34,538	(76)
Deutsche Bank	07/12/23	GBP	1,125	AUD	2,114	(21)
Deutsche Bank	07/12/23	NZD	4,177	AUD	3,800	(31)
Deutsche Bank	07/12/23	CHF	2,548	GBP	2,250	7

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	07/12/23	USD	2,368	NZD	3,900	$26
Deutsche Bank	07/12/23-07/13/23	TRY	42,010	USD	1,717	107
Deutsche Bank	07/12/23	JPY	78,041	CHF	500	17
Deutsche Bank	07/12/23	AUD	2,400	CAD	2,132	10
Deutsche Bank	07/12/23	CNH	187,987	USD	26,500	615
Deutsche Bank	07/12/23	NOK	13,354	USD	1,200	(45)
Deutsche Bank	07/12/23	EUR	200	HUF	74,639	(1)
Deutsche Bank	07/12/23	ZAR	15,556	USD	800	(26)
Deutsche Bank	07/12/23	AUD	18,900	USD	12,475	(120)
Deutsche Bank	07/12/23	CAD	13,500	USD	10,082	(111)
Deutsche Bank	07/12/23	USD	29,075	EUR	26,750	134
Deutsche Bank	07/12/23	USD	1,000	HUF	346,627	12
Deutsche Bank	07/12/23	NZD	4,600	USD	2,791	(31)
Deutsche Bank	07/12/23	SEK	17,288	USD	1,600	(4)
Deutsche Bank	07/12/23	USD	400	ZAR	7,543	1
Deutsche Bank	07/12/23	USD	400	NOK	4,323	3
Deutsche Bank	07/12/23	SEK	1,476	NOK	1,500	3
Deutsche Bank	07/12/23	PLN	833	USD	200	(5)
Deutsche Bank	07/12/23	EUR	3,875	CAD	5,572	(24)
Deutsche Bank	07/12/23	CAD	890	AUD	1,000	(6)
Deutsche Bank	07/12/23	SEK	29,008	EUR	2,500	39
Deutsche Bank	07/12/23	EUR	200	PLN	903	4
Deutsche Bank	07/12/23	ILS	1,490	USD	400	(2)
Deutsche Bank	07/12/23	CZK	6,673	USD	300	(6)

						$622

Open centrally cleared swap contracts held by the Fund at June 30, 2023 are as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ((000)	Value (000)	Upfront Payments/ Receipts ((000)	Net Unrealized Appreciation (Depreciation) (000)
3.655%	SOFR	Annually	05/19/2026	USD	345	$8	$—	$8
3.655%	SOFR	Annually	05/19/2026	USD	1,488	33	2	31
3.456%	SOFR	Annually	05/19/2027	USD	1,258	32	—	32
3.456%	SOFR	Annually	05/19/2027	USD	1,523	39	—	39
3.456%	SOFR	Annually	05/19/2027	USD	3,720	95	7	88
3.362%	SOFR	Annually	05/19/2028	USD	2,517	68	—	68
3.316%	SOFR	Annually	05/19/2029	USD	544	15	—	15
3.395%	SOFR	Annually	06/01/2043	USD	432	3	—	3
3.299%	SOFR	Annually	05/19/2035	USD	104	2	—	2
3.655%	SOFR	Annually	05/19/2026	USD	1,122	25	—	25
3.456%	SOFR	Annually	05/19/2027	USD	498	13	—	13
3.362%	SOFR	Annually	05/19/2028	USD	1,610	25	—	25
3.287%	SOFR	Annually	05/19/2030	USD	444	12	—	12

						$370	$9	$361

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Open OTC swap contracts held by the Fund at June 30, 2023 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFE INDEX	0.00%	ASSET RETURN	Quarterly	04/29/24	USD	$71,695	$(1,209)	$–	$(1,209)
Bank of America	**BAEIESPR INDEX	0.15%	ASSET RETURN	Quarterly	10/20/23	USD	28,572	(128)	–	(128)
Bank of America	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	15,060	1,560	–	1,560
Barclays	**BEFSEB05 INDEX	0.00%	ASSET RETURN	Quarterly	04/15/24	USD	41,080	(81)	82	(163)
Barclays	**BXIIVFR1 INDEX	0.40%	ASSET RETURN	Quarterly	05/20/24	USD	21,570	162	(173)	335
BNP Paribas	**BNPUMFRL INDEX	3M SOFR RATE +0.42%	ASSET RETURN	Quarterly	05/06/24	USD	50,853	4,696	–	4,696
BNP Paribas	**BNPUMFRS INDEX	ASSET RETURN	3M SOFR RATE +0.22%	Quarterly	05/06/24	USD	50,789	(5,864)	–	(5,864)
BNP Paribas	**BNPXDITU INDEX	0.20%	ASSET RETURN	Quarterly	04/19/24	USD	31,855	36	–	36
Deutsche Bank	**DBTIDEUU INDEX	0.00%	ASSET RETURN	Quarterly	04/19/24	USD	31,731	216	–	216
Goldman Sachs	**GSCBFSIL INDEX	SOFR +0.25%	ASSET RETURN	Quarterly	11/10/23	USD	42,019	3,674	–	3,674
Goldman Sachs	**GSCBFSIS INDEX	ASSET RETURN	SOFR	Quarterly	11/10/23	USD	41,564	(3,882)	–	(3,882)
Goldman Sachs	**GSCBFSL1 INDEX	FED FUNDS +0.25%	ASSET RETURN	Quarterly	06/10/24	USD	48,116	1,881	(2,011)	3,892
Goldman Sachs	**GSCBFSS1 INDEX	ASSET RETURN	FED FUNDS	Quarterly	06/10/24	USD	48,142	(2,079)	2,202	(4,281)
Goldman Sachs	**GSIRECAF INDEX	0.30%	ASSET RETURN	Quarterly	03/18/24	EUR	€65,622	(520)	–	(520)
Goldman Sachs	**RCXTMGT3 INDEX	0.00%	ASSET RETURN	Quarterly	10/11/24	USD	$41,192	372	–	372
JPMorgan Chase	**JINSUXRY INDEX	0.33%	ASSET RETURN	Quarterly	05/30/24	USD	21,584	(50)	–	(50)
JPMorgan Chase	**JMABNPMF INDEX	0.20%	ASSET RETURN	Quarterly	04/01/24	USD	24,520	855	(839)	1,694
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	Quarterly	09/26/23	USD	44,883	159	–	159
JPMorgan Chase	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	20,500	2,516	–	2,516
JPMorgan Chase	IBOXHY INDEX	ASSET RETURN	3M SOFR	Quarterly	09/20/23	USD	4,620	(199)	22	(221)
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	09/20/23	USD	26,666	(1,525)	126	(1,651)
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	12/20/23	USD	12,054	(152)	136	(288)
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	ASSET RETURN	Quarterly	03/25/24	USD	68,277	(28)	–	(28)
Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	Quarterly	07/29/23	USD	57,170	10	–	10
Societe Generale	**SGIPULSU INDEX	0.25%	ASSET RETURN	Quarterly	04/26/24	USD	12,275	16	–	16
Societe Generale	**SGIXPRUS INDEX	0.20%	ASSET RETURN	Quarterly	04/26/24	USD	20,517	(52)	–	(52)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Societe Generale	**SGIXUSGC INDEX	0.15%	ASSET RETURN	Quarterly	01/20/24	USD	$33,313	$389	$–	$389
Societe Generale	**SGIXVR2U INDEX	SOFR	ASSET RETURN	N/A	04/05/24	USD	18,727	366	–	366
Societe Generale	**SGMDFVET INDEX	SOFR +0.20%	ASSET RETURN	N/A	08/03/23	USD	15,438	(140)	–	(140)
UBS	**UBCSBSB1 INDEX	0.00%	ASSET RETURN	Monthly	06/21/24	USD	72,129	(491)	–	(491)
UBS	**UBCSUFR2 INDEX	0.00%	ASSET RETURN	Quarterly	06/28/24	USD	38,703	(4)	–	(4)

							$1,121,236	$504	$(455)	$959

** The following tables represent the individual underlying components comprising the Total Return Swaps at June 30, 2023. All underlying notionals are in U.S. Dollar.

** BAEIESPR Index: A strategy that sells ultra-short options to buy midterm length options to profit from a US equity market that slowly trades lower as opposed to falls quickly.

	Top Underlying Components	Notional	Percentage of Notional
Future	S&P 500 E-mini Future Sep23	$34,911,183	122.70%
Currency	US Dollar Spot	(6,633,780)	-23.32%
Option	July 23 Puts on SPX	174,871	0.61%

** BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional
Index	Barclays EB05 Desk Strategy	$31,572,272	100.00%

** BXIIVFR1 Index: Systematic strategy that replicates the payoff of a long VIX upside call structure, which is more cost-effective than owning the options

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 VIX Short-Term Future Index Total Return	$(493,949)	-2.29%

** BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momemtum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Skillz Inc	$873,580	1.56%
	Bioventus Inc	272,443	0.49%
	Multiplan Corp	254,894	0.46%
	Goodyear Tire & Rubber Co	106,968	0.19%
	Ryerson Holding Corp	106,968	0.19%
	Buckle Inc	86,460	0.15%
	Westamerica BanCorp	86,460	0.15%
	Rackspace Technology Inc	169,555	0.30%
	Greenbrier Cos Inc	168,104	0.30%
	Newpark Resources Inc	164,440	0.29%
	Legalzoom.com Inc	161,973	0.29%
	PBF Energy Inc	158,497	0.28%
	CVR Energy Inc	156,796	0.28%
	Par Pacific Holdings Inc	152,299	0.27%
	Masterbrand Inc	150,694	0.27%
	SMART Global Holdings Inc	148,432	0.27%
	Gulfport Energy Corp	147,699	0.26%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
CNX Resources Corp	$147,379	0.26%
Amneal Pharmaceuticals Inc	147,088	0.26%
ChampionX Corp	145,211	0.26%
eXp World Holdings Inc	144,858	0.26%
Teekay Corp	142,707	0.25%
Abercrombie & Fitch Co	142,119	0.25%
HF Sinclair Corp	141,875	0.25%
Earthstone Energy Inc	140,907	0.25%
Organogenesis Holdings Inc	140,704	0.25%
Greene County Bancorp Inc	139,613	0.25%
Whole Earth Brands Inc	139,087	0.25%
SPX Technologies Inc	137,980	0.25%
Liberty Energy Inc	137,869	0.25%
Sterling Infrastructure Inc	137,557	0.25%
Quad/Graphics Inc	137,446	0.25%
Arlo Technologies Inc	137,276	0.25%
Weatherford International PLC	137,215	0.25%
Valero Energy Corp	136,832	0.24%
Kodiak Sciences Inc	135,676	0.24%
Marathon Petroleum Corp	135,045	0.24%
BlueLinx Holdings Inc	135,016	0.24%
8x8 Inc	133,886	0.24%
EnerSys	133,826	0.24%
Boise Cascade Co	133,809	0.24%
Tesla Inc	133,705	0.24%
American Airlines Group Inc	133,003	0.24%
NEXTracker Inc	132,692	0.24%
IES Holdings Inc	132,368	0.24%
Chesapeake Energy Corp	132,287	0.24%
Talos Energy Inc	131,954	0.24%
Landsea Homes Corp	131,908	0.24%
Axcelis Technologies Inc	131,855	0.24%
Dream Finders Homes Inc	131,472	0.23%
Sun Country Airlines Holdings Inc	131,365	0.23%
Terex Corp	130,900	0.23%
Extreme Networks Inc	129,474	0.23%
International Seaways Inc	129,214	0.23%
Brookfield Infrastructure Corp	129,090	0.23%
Thermon Group Holdings Inc	128,895	0.23%
APA Corp	128,884	0.23%
Primoris Services Corp	128,392	0.23%
Atkore Inc	127,637	0.23%
Cheniere Energy Inc	127,627	0.23%
Builders FirstSource Inc	127,557	0.23%
RPC Inc	127,380	0.23%
Cimpress PLC	127,135	0.23%
Recursion Pharmaceuticals Inc	126,880	0.23%
Deluxe Corp	126,870	0.23%
nVent Electric PLC	126,783	0.23%
Teekay Tankers Ltd	126,304	0.23%
Adeia Inc	125,570	0.22%
Porch Group Inc	125,213	0.22%
Red Violet Inc	125,170	0.22%
Franklin Covey Co	125,072	0.22%
Proto Labs Inc	124,923	0.22%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Dycom Industries Inc	$124,707	0.22%
GMS Inc	123,991	0.22%
Manitowoc Co Inc	123,592	0.22%
Scorpio Tankers Inc	123,298	0.22%
Pitney Bowes Inc	122,688	0.22%
Global Industrial Co	121,727	0.22%
Provident Bancorp Inc	121,592	0.22%
Mueller Industries Inc	121,586	0.22%
Blue Bird Corp	121,511	0.22%
Carrier Global Corp	121,143	0.22%
Crane NXT Co	121,102	0.22%
Apogee Enterprises Inc	120,859	0.22%
Costamare Inc	120,466	0.22%
Monte Rosa Therapeutics Inc	120,329	0.21%
Nabors Industries Ltd	120,028	0.21%
AZZ Inc	119,917	0.21%
Moog Inc	119,437	0.21%
Nordstrom Inc	119,365	0.21%
Crescent Energy Co	118,940	0.21%
Adobe Inc	118,903	0.21%
Veritiv Corp	118,880	0.21%
Spirit AeroSystems Holdings Inc	118,800	0.21%
Xperi Inc	118,787	0.21%
Amkor Technology Inc	118,566	0.21%
Tactile Systems Technology Inc	118,546	0.21%
WW Grainger Inc	118,330	0.21%
TrueBlue Inc	118,098	0.21%
ACCO Brands Corp	118,062	0.21%
Public Service Enterprise Group Inc	117,991	0.21%
Titan International Inc	117,933	0.21%
Brookfield Renewable Corp	117,196	0.21%
National Fuel Gas Co	116,667	0.21%
CompX International Inc	116,577	0.21%
Clearway Energy Inc	116,506	0.21%
Jabil Inc	116,321	0.21%
Fabrinet	116,257	0.21%
Replimune Group Inc	116,172	0.21%
Broadcom Inc	116,092	0.21%
V2X Inc	116,034	0.21%
Texas Pacific Land Corp	115,979	0.21%
Arch Resources Inc	115,707	0.21%
CenterPoint Energy Inc	115,526	0.21%
ArcBest Corp	115,430	0.21%
Encore Wire Corp	115,155	0.21%
PAM Transportation Services Inc	115,126	0.21%
Uniti Group Inc	114,956	0.21%
Summit Materials Inc	114,730	0.20%
CMS Energy Corp	114,727	0.20%
WillScot Mobile Mini Holdings Corp	114,267	0.20%
ManpowerGroup Inc	114,263	0.20%
HNI Corp	113,354	0.20%
Hawaiian Electric Industries Inc	112,362	0.20%
Douglas Dynamics Inc	112,257	0.20%
Rambus Inc	112,137	0.20%
World Kinect Corp	111,936	0.20%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Kelly Services Inc	$111,918	0.20%
Patterson Cos Inc	111,596	0.20%
Hyster-Yale Materials Handling Inc	111,347	0.20%
Avangrid Inc	111,162	0.20%
Hub Group Inc	110,903	0.20%
Office Properties Income Trust	110,875	0.20%
Kaman Corp	110,718	0.20%
IBEX Holdings Ltd	110,348	0.20%
Resources Connection Inc	110,191	0.20%
MaxLinear Inc	110,184	0.20%
Wabash National Corp	110,077	0.20%
SJW Group	110,035	0.20%
Entergy Corp	109,840	0.20%
Consolidated Edison Inc	109,823	0.20%
Resideo Technologies Inc	109,661	0.20%
DICE Therapeutics Inc	109,626	0.20%
Republic First Bancorp Inc	109,509	0.20%
Watts Water Technologies Inc	109,441	0.20%
ALLETE Inc	108,904	0.19%
Bank of Marin Bancorp	108,901	0.19%
American Realty Investors Inc	108,866	0.19%
Trane Technologies PLC	108,845	0.19%
First Community Bankshares Inc	108,725	0.19%
aka Brands Holding Corp	108,704	0.19%
Park Aerospace Corp	108,579	0.19%
Unitil Corp	108,479	0.19%
Seer Inc	108,055	0.19%
Worthington Industries Inc	107,985	0.19%
Ford Motor Co	107,764	0.19%
G-III Apparel Group Ltd	107,568	0.19%
InterDigital Inc	107,504	0.19%
Stitch Fix Inc	107,457	0.19%
BARK Inc	107,361	0.19%
Esquire Financial Holdings Inc	107,205	0.19%
Alphatec Holdings Inc	107,076	0.19%
Kulicke & Soffa Industries Inc	106,980	0.19%
Ryder System Inc	106,691	0.19%
MSC Industrial Direct Co Inc	106,521	0.19%
Inspire Medical Systems Inc	106,092	0.19%
Tanger Factory Outlet Centers	105,987	0.19%
Napco Security Technologies Inc	105,698	0.19%
RingCentral Inc	105,434	0.19%
John Marshall Bancorp Inc	105,430	0.19%
Acuity Brands Inc	105,416	0.19%
A O Smith Corp	105,357	0.19%
BRT Apartments Corp	105,303	0.19%
NCR Corp	104,992	0.19%
Applied Materials Inc	104,964	0.19%
Piedmont Office Realty Trust Inc	104,683	0.19%
Weyerhaeuser Co	104,621	0.19%
Otis Worldwide Corp	104,517	0.19%
MiMedx Group Inc	104,355	0.19%
Eagle Materials Inc	104,163	0.19%
Nature's Sunshine Products Inc	104,138	0.19%
Radiant Logistics Inc	104,031	0.19%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Constellium SE	$103,876	0.19%
MYR Group Inc	103,505	0.18%
Whitestone REIT	103,480	0.18%
Dynavax Technologies Corp	103,388	0.18%
Alpha Metallurgical Resources	103,214	0.18%
Heritage Commerce Corp	103,105	0.18%
ACNB Corp	102,997	0.18%
LSB Industries Inc	102,964	0.18%
Valmont Industries Inc	102,748	0.18%
Lam Research Corp	102,484	0.18%
Tenable Holdings Inc	102,252	0.18%
Cardinal Health Inc	102,145	0.18%
FutureFuel Corp	101,896	0.18%
Triton International Ltd	101,489	0.18%
Insperity Inc	101,465	0.18%
Steelcase Inc	101,211	0.18%
Civista Bancshares Inc	101,093	0.18%
American Axle & Manufacturing Holdings Inc	101,028	0.18%
Allegro MicroSystems Inc	100,798	0.18%
New York Community Bancorp Inc	100,773	0.18%
Kinnate Biopharma Inc	100,583	0.18%
Accolade Inc	100,512	0.18%
Hancock Whitney Corp	100,429	0.18%
Addus HomeCare Corp	100,224	0.18%
Lindsay Corp	100,211	0.18%
General Motors Co	100,186	0.18%
Innovage Holding Corp	100,120	0.18%
First Busey Corp	100,116	0.18%
Marine Products Corp	100,087	0.18%
South Plains Financial Inc	99,961	0.18%
TransMedics Group Inc	99,902	0.18%
NetApp Inc	99,806	0.18%
PDF Solutions Inc	99,645	0.18%
Inspired Entertainment Inc	99,521	0.18%
Point Biopharma Global Inc	99,494	0.18%
TPG RE Finance Trust Inc	99,415	0.18%
Arbor Realty Trust Inc	99,142	0.18%
Argan Inc	99,054	0.18%
Hackett Group Inc	98,923	0.18%
Sleep Number Corp	98,819	0.18%
Steel Dynamics Inc	98,778	0.18%
Donaldson Co Inc	98,552	0.18%
Carter Bankshares Inc	98,338	0.18%
Squarespace Inc	98,230	0.18%
RPM International Inc	98,152	0.18%
Arrow Electronics Inc	98,148	0.18%
Atea Pharmaceuticals Inc	98,053	0.18%
Cullen/Frost Bankers Inc	98,038	0.18%
Aaron's Co Inc	97,918	0.17%
Central Pacific Financial Corp	97,741	0.17%
Relay Therapeutics Inc	97,731	0.17%
Zillow Group Inc	97,643	0.17%
USCB Financial Holdings Inc	97,505	0.17%
CommVault Systems Inc	97,456	0.17%
Qualys Inc	97,442	0.17%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Olympic Steel Inc	$97,275	0.17%
Manhattan Associates Inc	96,984	0.17%
Simon Property Group Inc	96,979	0.17%
Haverty Furniture Cos Inc	96,969	0.17%
MillerKnoll Inc	96,819	0.17%
Innovative Industrial Properties Inc	96,789	0.17%
Bread Financial Holdings Inc	96,666	0.17%
TriCo Bancshares	96,642	0.17%
Avient Corp	96,600	0.17%
Rimini Street Inc	96,581	0.17%
OFG Bancorp	96,579	0.17%
Praxis Precision Medicines Inc	96,538	0.17%
Regions Financial Corp	96,368	0.17%
Clipper Realty Inc	96,349	0.17%
SI-BONE Inc	96,299	0.17%
Rigel Pharmaceuticals Inc	96,258	0.17%
Microchip Technology Inc	96,225	0.17%
Lattice Semiconductor Corp	96,224	0.17%
Insight Enterprises Inc	96,195	0.17%
Oncology Institute Inc	96,070	0.17%
Granite Point Mortgage Trust Inc	95,985	0.17%
Y-mAbs Therapeutics Inc	95,922	0.17%
Pacific Premier Bancorp Inc	95,832	0.17%
Safe Bulkers Inc	95,754	0.17%
Polaris Inc	95,658	0.17%
Apple Inc	95,541	0.17%
Everbridge Inc	95,466	0.17%
CommScope Holding Co Inc	95,384	0.17%
Nutanix Inc	95,361	0.17%
Warrior Met Coal Inc	95,344	0.17%
Pactiv Evergreen Inc	95,322	0.17%
IPG Photonics Corp	95,130	0.17%
Dillard's Inc	94,608	0.17%
CVB Financial Corp	94,574	0.17%
PROS Holdings Inc	94,519	0.17%
Saul Centers Inc	94,337	0.17%
Alexander's Inc	94,311	0.17%
Best Buy Co Inc	94,239	0.17%
Arcturus Therapeutics Holdings Inc	94,202	0.17%
ADMA Biologics Inc	94,196	0.17%
Global Medical REIT Inc	94,075	0.17%
Omega Flex Inc	94,018	0.17%
BrightSpire Capital Inc	93,917	0.17%
PCB Bancorp	93,850	0.17%
HCI Group Inc	93,664	0.17%
American National Bankshares Inc	93,639	0.17%
Red River Bancshares Inc	93,592	0.17%
Winnebago Industries Inc	93,497	0.17%
Concentrix Corp	93,492	0.17%
Cadence Design Systems Inc	93,407	0.17%
IDEXX Laboratories Inc	93,389	0.17%
International Bancshares Corp	93,347	0.17%
Schnitzer Steel Industries Inc	93,234	0.17%
Lifetime Brands Inc	93,227	0.17%
PC Connection Inc	93,002	0.17%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Simulations Plus Inc	$92,992	0.17%
Cerus Corp	92,973	0.17%
Sierra Bancorp	92,951	0.17%
RMR Group Inc	92,938	0.17%
Marcus & Millichap Inc	92,841	0.17%
Chimerix Inc	92,665	0.17%
Lamar Advertising Co	92,567	0.17%
SunCoke Energy Inc	92,564	0.17%
National Research Corp	92,514	0.17%
Viant Technology Inc	92,495	0.17%
Iron Mountain Inc	92,492	0.17%
Cisco Systems Inc	92,454	0.17%
Navient Corp	92,437	0.17%
Intapp Inc	92,422	0.17%
Daseke Inc	92,386	0.17%
MarketWise Inc	92,385	0.17%
Myers Industries Inc	92,231	0.16%
Citi Trends Inc	92,205	0.16%
CareTrust REIT Inc	92,196	0.16%
Independent Bank Corp	92,185	0.16%
Pathward Financial Inc	92,128	0.16%
Lands' End Inc	92,065	0.16%
Apartment Income REIT Corp	91,896	0.16%
First Hawaiian Inc	91,690	0.16%
Enterprise Bancorp Inc	91,632	0.16%
First Merchants Corp	91,598	0.16%
Amalgamated Financial Corp	91,302	0.16%
Adaptive Biotechnologies Corp	91,106	0.16%
Ryman Hospitality Properties Inc	91,091	0.16%
F5 Inc	91,083	0.16%
Public Storage	91,065	0.16%
Akoya Biosciences Inc	90,998	0.16%
Macatawa Bank Corp	90,851	0.16%
Deckers Outdoor Corp	90,744	0.16%
Diodes Inc	90,648	0.16%
Ducommun Inc	90,558	0.16%
American Tower Corp	90,357	0.16%
Molina Healthcare Inc	90,265	0.16%
iRadimed Corp	90,214	0.16%
Great Southern Bancorp Inc	90,130	0.16%
Blackstone Mortgage Trust Inc	89,871	0.16%
LTC Properties Inc	89,837	0.16%
Fair Isaac Corp	89,704	0.16%
Rallybio Corp	89,681	0.16%
Capital City Bank Group Inc	89,650	0.16%
HealthStream Inc	89,602	0.16%
Macy's Inc	89,593	0.16%
S&T Bancorp Inc	89,519	0.16%
Home Depot Inc	89,509	0.16%
Pioneer Bancorp Inc	89,472	0.16%
MasterCraft Boat Holdings Inc	89,427	0.16%
Zynex Inc	89,354	0.16%
Arconic Corp	89,352	0.16%
LL Flooring Holdings Inc	89,334	0.16%
Rithm Capital Corp	89,320	0.16%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Hersha Hospitality Trust	$89,253	0.16%
First Industrial Realty Trust	89,199	0.16%
Equity LifeStyle Properties Inc	89,133	0.16%
CBL & Associates Properties Inc	89,116	0.16%
Domino's Pizza Inc	89,100	0.16%
Crawford & Co	88,945	0.16%
Brunswick Corp of Delaware	88,793	0.16%
Apollo Commercial Real Estate	88,742	0.16%
1st Source Corp	88,729	0.16%
Target Hospitality Corp	88,680	0.16%
Equity Commonwealth	88,646	0.16%
Walker & Dunlop Inc	88,642	0.16%
Phreesia Inc	88,590	0.16%
Enterprise Financial Services Corp	88,548	0.16%
Axogen Inc	88,467	0.16%
TD SYNNEX Corp	88,302	0.16%
Third Harmonic Bio Inc	88,221	0.16%
Biglari Holdings Inc	88,126	0.16%
Ironwood Pharmaceuticals Inc	87,799	0.16%
Hamilton Lane Inc	87,779	0.16%
Crown Castle Inc	87,753	0.16%
LPL Financial Holdings Inc	87,698	0.16%
Heritage Financial Corp of Washington	87,667	0.16%
Ribbon Communications Inc	87,628	0.16%
Centene Corp	87,603	0.16%
Ladder Capital Corp	87,598	0.16%
Innospec Inc	87,581	0.16%
O-I Glass Inc	87,430	0.16%
Alexander & Baldwin Inc	87,419	0.16%
Charles Schwab Corp	87,329	0.16%
First Financial Corp	87,297	0.16%
Orthofix Medical Inc	87,207	0.16%
Lovesac Co	87,053	0.16%
Sovos Brands Inc	86,929	0.16%
Upbound Group Inc	86,651	0.15%
CF Industries Holdings Inc	86,578	0.15%
AEye Inc	86,560	0.15%
Veritone Inc	86,516	0.15%
Standard Motor Products Inc	86,462	0.15%
Allbirds Inc	86,454	0.15%
Avidity Biosciences Inc	86,447	0.15%
Bank of Hawaii Corp	86,388	0.15%
Weyco Group Inc	86,179	0.15%
CTS Corp	85,807	0.15%
Marriott International Inc	85,701	0.15%
Novavax Inc	85,690	0.15%
La-Z-Boy Inc	85,595	0.15%
Monarch Casino & Resort Inc	85,581	0.15%
1-800-Flowers.com Inc	85,516	0.15%
WM Technology Inc	85,489	0.15%
Booking Holdings Inc	85,397	0.15%
Winmark Corp	85,364	0.15%
Banner Corp	85,310	0.15%
AptarGroup Inc	85,226	0.15%
Turtle Beach Corp	85,094	0.15%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
American Vanguard Corp	$85,057	0.15%
PubMatic Inc	85,007	0.15%
eGain Corp	84,950	0.15%
Big Lots Inc	84,934	0.15%
Interactive Brokers Group Inc	84,902	0.15%
Wix.com Ltd	84,815	0.15%
Bio-Techne Corp	84,811	0.15%
Treace Medical Concepts Inc	84,753	0.15%
MaxCyte Inc	84,720	0.15%
Evercore Inc	84,427	0.15%
Unisys Corp	84,418	0.15%
One Liberty Properties Inc	84,346	0.15%
PennyMac Mortgage Investment Trust	84,305	0.15%
Shift4 Payments Inc	84,278	0.15%
Erasca Inc	84,251	0.15%
Laureate Education Inc	84,218	0.15%
Village Super Market Inc	84,159	0.15%
Upland Software Inc	83,755	0.15%
Vanda Pharmaceuticals Inc	83,746	0.15%
Yum! Brands Inc	83,684	0.15%
Sealed Air Corp	83,605	0.15%
VeriSign Inc	83,584	0.15%
Phibro Animal Health Corp	83,582	0.15%
Sangamo Therapeutics Inc	83,453	0.15%
Bunge Ltd	83,299	0.15%
Pardes Biosciences Inc	83,169	0.15%
AFC Gamma Inc	83,135	0.15%
Chimera Investment Corp	83,061	0.15%
Cavco Industries Inc	83,009	0.15%
PROG Holdings Inc	82,954	0.15%
Ruth's Hospitality Group Inc	82,683	0.15%
Federal Agricultural Mortgage Corp	82,670	0.15%
Medifast Inc	82,501	0.15%
Walmart Inc	82,403	0.15%
Energizer Holdings Inc	82,394	0.15%
iTeos Therapeutics Inc	82,213	0.15%
Rush Street Interactive Inc	82,074	0.15%
Kronos Bio Inc	82,056	0.15%
Perdoceo Education Corp	82,003	0.15%
NMI Holdings Inc	81,756	0.15%
John B Sanfilippo & Son Inc	81,692	0.15%
Oppenheimer Holdings Inc	81,686	0.15%
Lululemon Athletica Inc	81,570	0.15%
Vista Outdoor Inc	81,541	0.15%
Prosperity Bancshares Inc	81,480	0.15%
Bluerock Homes Trust Inc	81,303	0.15%
Inari Medical Inc	80,955	0.14%
Corcept Therapeutics Inc	80,938	0.14%
Cirrus Logic Inc	80,352	0.14%
Casa Systems Inc	80,344	0.14%
Archer-Daniels-Midland Co	80,309	0.14%
Natera Inc	80,261	0.14%
MGIC Investment Corp	80,197	0.14%
CompoSecure Inc	80,027	0.14%
Signet Jewelers Ltd	79,972	0.14%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Chicago Atlantic Real Estate Finance Inc	$79,893	0.14%
BGC Partners Inc	79,833	0.14%
Wingstop Inc	79,398	0.14%
Gossamer Bio Inc	79,367	0.14%
Priority Technology Holdings Inc	79,341	0.14%
Bruker Corp	79,107	0.14%
Orchid Island Capital Inc	79,016	0.14%
Joint Corp	78,889	0.14%
Waters Corp	78,615	0.14%
Monster Beverage Corp	78,366	0.14%
Donnelley Financial Solutions Inc	78,262	0.14%
Alector Inc	78,080	0.14%
Invivyd Inc	77,686	0.14%
Quotient Technology Inc	77,642	0.14%
Mettler-Toledo International Inc	77,625	0.14%
Genworth Financial Inc	77,151	0.14%
Catalent Inc	76,895	0.14%
Visa Inc	76,828	0.14%
Herbalife Ltd	76,797	0.14%
Sutro Biopharma Inc	76,742	0.14%
Fresh Del Monte Produce Inc	76,504	0.14%
Evolus Inc	76,378	0.14%
Mastercard Inc	76,319	0.14%
MetLife Inc	76,249	0.14%
American Public Education Inc	76,077	0.14%
NerdWallet Inc	75,804	0.14%
Vacasa Inc	75,464	0.13%
Valhi Inc	75,416	0.13%
Colgate-Palmolive Co	75,223	0.13%
Emergent BioSolutions Inc	75,139	0.13%
Gogo Inc	75,054	0.13%
Seaboard Corp	75,003	0.13%
W R Berkley Corp	75,000	0.13%
YETI Holdings Inc	74,649	0.13%
Skyline Champion Corp	74,381	0.13%
C4 Therapeutics Inc	74,330	0.13%
Enstar Group Ltd	74,252	0.13%
MSCI Inc	74,208	0.13%
USANA Health Sciences Inc	74,134	0.13%
Tootsie Roll Industries Inc	74,034	0.13%
TreeHouse Foods Inc	73,967	0.13%
Humana Inc	73,863	0.13%
Old Republic International Corp	73,628	0.13%
StoneX Group Inc	73,489	0.13%
Revolve Group Inc	72,951	0.13%
Cal-Maine Foods Inc	72,921	0.13%
BioCryst Pharmaceuticals Inc	72,565	0.13%
Universal Insurance Holdings Inc	72,189	0.13%
Alignment Healthcare Inc	71,714	0.13%
Ambac Financial Group Inc	71,528	0.13%
National Beverage Corp	71,265	0.13%
Relmada Therapeutics Inc	70,647	0.13%
Rayonier Advanced Materials Inc	70,571	0.13%
Catalyst Pharmaceuticals Inc	70,430	0.13%
Beachbody Co Inc	70,339	0.13%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Hims & Hers Health Inc	$69,963	0.12%
Stagwell Inc	69,700	0.12%
Trade Desk Inc	69,376	0.12%
Ooma Inc	69,090	0.12%
Fossil Group Inc	68,703	0.12%
Primo Water Corp	68,411	0.12%
Target Corp	68,216	0.12%
Erie Indemnity Co	68,164	0.12%
Thryv Holdings Inc	67,997	0.12%
Amylyx Pharmaceuticals Inc	67,910	0.12%
Silk Road Medical Inc	67,892	0.12%
PayPal Holdings Inc	67,822	0.12%
Sight Sciences Inc	67,748	0.12%
Nasdaq Inc	67,639	0.12%
Genesco Inc	67,157	0.12%
Federated Hermes Inc	66,884	0.12%
James River Group Holdings Ltd	66,502	0.12%
Focus Universal Inc	66,458	0.12%
Embecta Corp	66,121	0.12%
MacroGenics Inc	65,417	0.12%
Playtika Holding Corp	64,256	0.11%
MarketAxess Holdings Inc	64,222	0.11%
Sonos Inc	63,423	0.11%
Nektar Therapeutics	63,382	0.11%
Rite Aid Corp	63,360	0.11%
Vital Farms Inc	63,351	0.11%
Tupperware Brands Corp	63,336	0.11%
Spotify Technology SA	63,085	0.11%
Solo Brands Inc	62,976	0.11%
Cenntro Electric Group Ltd	62,548	0.11%
Curo Group Holdings Corp	62,360	0.11%
agilon health Inc	62,324	0.11%
Cytek Biosciences Inc	62,183	0.11%
Vivid Seats Inc	61,058	0.11%
Affimed NV	60,509	0.11%
Gambling.com Group Ltd	60,004	0.11%
ZipRecruiter Inc	59,959	0.11%
Lumen Technologies Inc	58,844	0.11%
United Natural Foods Inc	58,329	0.10%
Electronic Arts Inc	57,731	0.10%
NGM Biopharmaceuticals Inc	57,390	0.10%
SoundThinking Inc	57,178	0.10%
EverQuote Inc	56,861	0.10%
Karyopharm Therapeutics Inc	56,417	0.10%
New York Times Co	55,737	0.10%
Paysafe Ltd	55,705	0.10%
IronNet Inc	54,976	0.10%
Castle Biosciences Inc	54,421	0.10%
Victoria's Secret & Co	53,569	0.10%
Eiger BioPharmaceuticals Inc	53,445	0.10%
John Wiley & Sons Inc	53,183	0.09%
TechTarget Inc	52,436	0.09%
Sunlight Financial Holdings In	49,222	0.09%
Cue Health Inc	47,515	0.08%
IDT Corp	43,931	0.08%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Leafly Holdings Inc	$43,264	0.08%
Cardlytics Inc	42,082	0.08%
JOANN Inc	40,657	0.07%
Cyxtera Technologies Inc	30,842	0.06%
ViewRay Inc	29,566	0.05%
Wejo Group Ltd	7,117	0.01%

** BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momemtum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Carriage Services Inc	$(125,477)	0.22%
	Exact Sciences Corp	(125,477)	0.22%
	Encompass Health Corp	(122,276)	0.21%
	Fastly Inc	(122,276)	0.21%
	NextDecade Corp	(204,503)	0.36%
	Rackspace Technology Inc	(203,008)	0.36%
	Industrial Logistics Properties Trust	(179,751)	0.31%
	IonQ Inc	(175,486)	0.31%
	Cactus Inc	(175,127)	0.31%
	Chinook Therapeutics Inc	(173,758)	0.30%
	Enovix Corp	(172,871)	0.30%
	Diamond Offshore Drilling Inc	(172,207)	0.30%
	Comstock Resources Inc	(172,156)	0.30%
	ACM Research Inc	(171,567)	0.30%
	Clean Energy Fuels Corp	(169,805)	0.30%
	Chart Industries Inc	(168,464)	0.30%
	Tellurian Inc	(163,805)	0.29%
	Enviva Inc	(163,595)	0.29%
	EyePoint Pharmaceuticals Inc	(163,510)	0.29%
	Nautilus Biotechnology Inc	(160,920)	0.28%
	Hawaiian Holdings Inc	(160,882)	0.28%
	Root Inc/OH	(160,641)	0.28%
	Eneti Inc	(158,146)	0.28%
	MicroStrategy Inc	(158,133)	0.28%
	Herc Holdings Inc	(157,194)	0.28%
	Uranium Energy Corp	(156,967)	0.28%
	Beacon Roofing Supply Inc	(156,128)	0.27%
	PureCycle Technologies Inc	(155,313)	0.27%
	Plug Power Inc	(155,022)	0.27%
	Carnival Corp	(154,525)	0.27%
	MSA Safety Inc	(154,328)	0.27%
	Rocket Lab USA Inc	(153,831)	0.27%
	Alta Equipment Group Inc	(153,753)	0.27%
	Kinetik Holdings Inc	(153,576)	0.27%
	XPO Inc	(152,638)	0.27%
	Big Lots Inc	(151,064)	0.26%
	Children's Place Inc	(151,048)	0.26%
	Vital Energy Inc	(150,996)	0.26%
	SentinelOne Inc	(150,913)	0.26%
	Clearfield Inc	(150,363)	0.26%
	Clarivate PLC	(149,655)	0.26%
	Helix Energy Solutions Group Inc	(149,213)	0.26%
	Gevo Inc	(148,574)	0.26%
	Semtech Corp	(148,373)	0.26%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Trex Co Inc	$(148,000)	0.26%
Solaris Oilfield Infrastructure Inc	(147,763)	0.26%
Green Plains Inc	(147,640)	0.26%
NRG Energy Inc	(147,453)	0.26%
SiteOne Landscape Supply Inc	(147,307)	0.26%
Trinity Industries Inc	(147,283)	0.26%
NV5 Global Inc	(146,160)	0.26%
Talos Energy Inc	(145,941)	0.26%
Sotera Health Co	(145,785)	0.26%
Noble Corp PLC	(145,682)	0.26%
Saia Inc	(145,528)	0.25%
Valaris Ltd	(145,169)	0.25%
Wolfspeed Inc	(145,087)	0.25%
Hayward Holdings Inc	(144,912)	0.25%
Bloom Energy Corp	(144,854)	0.25%
Alto Ingredients Inc	(144,626)	0.25%
Multiplan Corp	(144,290)	0.25%
Pure Cycle Corp	(144,108)	0.25%
Twist Bioscience Corp	(143,456)	0.25%
Hertz Global Holdings Inc	(143,409)	0.25%
Great Lakes Dredge & Dock Corp	(142,975)	0.25%
Intel Corp	(142,928)	0.25%
VSE Corp	(142,752)	0.25%
Borr Drilling Ltd	(142,680)	0.25%
Equitrans Midstream Corp	(142,627)	0.25%
Tutor Perini Corp	(142,353)	0.25%
Eagle Bulk Shipping Inc	(142,239)	0.25%
Super Micro Computer Inc	(142,229)	0.25%
Matterport Inc	(142,058)	0.25%
BigCommerce Holdings Inc	(141,886)	0.25%
Aris Water Solutions Inc	(141,383)	0.25%
Riot Platforms Inc	(141,249)	0.25%
Watsco Inc	(141,105)	0.25%
nLight Inc	(140,873)	0.25%
FedEx Corp	(140,869)	0.25%
Li-Cycle Holdings Corp	(140,856)	0.25%
Southwest Gas Holdings Inc	(140,551)	0.25%
Regal Rexnord Corp	(139,708)	0.24%
Cleanspark Inc	(139,672)	0.24%
Model N Inc	(139,501)	0.24%
MasTec Inc	(139,473)	0.24%
Ambarella Inc	(139,279)	0.24%
Alteryx Inc	(139,184)	0.24%
Primoris Services Corp	(139,146)	0.24%
Xometry Inc	(138,946)	0.24%
RB Global Inc	(138,842)	0.24%
Equifax Inc	(138,223)	0.24%
Quanta Services Inc	(137,699)	0.24%
Science Applications International Corp	(137,659)	0.24%
Appian Corp	(137,630)	0.24%
Pinnacle West Capital Corp	(136,829)	0.24%
Altus Power Inc	(136,689)	0.24%
Montauk Renewables Inc	(136,676)	0.24%
Energy Fuels Inc	(136,272)	0.24%
Booz Allen Hamilton Holding Corp	(135,881)	0.24%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Norwegian Cruise Line Holdings	$(135,810)	0.24%
HF Foods Group Inc	(135,759)	0.24%
GXO Logistics Inc	(135,718)	0.24%
Forward Air Corp	(135,266)	0.24%
Dycom Industries Inc	(135,218)	0.24%
ProFrac Holding Corp	(134,960)	0.24%
Ameresco Inc	(134,953)	0.24%
Shoals Technologies Group Inc	(134,806)	0.24%
Frontier Group Holdings Inc	(134,682)	0.24%
Guidewire Software Inc	(134,560)	0.24%
TransUnion	(134,543)	0.24%
Construction Partners Inc	(134,407)	0.24%
Tetra Tech Inc	(134,324)	0.24%
Neogen Corp	(134,185)	0.24%
CRA International Inc	(134,137)	0.24%
Sapiens International Corp NV	(134,078)	0.23%
Hudson Technologies Inc	(133,837)	0.23%
HP Inc	(133,814)	0.23%
Montrose Environmental Group Inc	(133,725)	0.23%
GATX Corp	(133,598)	0.23%
Masonite International Corp	(133,541)	0.23%
Vitesse Energy Inc	(133,507)	0.23%
Sunnova Energy International Inc	(133,308)	0.23%
Entegris Inc	(133,203)	0.23%
Universal Health Services Inc	(132,949)	0.23%
ATI Inc	(132,841)	0.23%
AXT Inc	(132,639)	0.23%
Instructure Holdings Inc	(132,089)	0.23%
Quanex Building Products Corp	(131,969)	0.23%
Gen Digital Inc	(131,746)	0.23%
Diversified Healthcare Trust	(131,714)	0.23%
Marvell Technology Inc	(131,475)	0.23%
DTE Energy Co	(131,390)	0.23%
MeridianLink Inc	(131,352)	0.23%
WEC Energy Group Inc	(131,343)	0.23%
Acadia Healthcare Co Inc	(131,269)	0.23%
Surgery Partners Inc	(131,255)	0.23%
SL Green Realty Corp	(131,142)	0.23%
PetIQ Inc	(130,756)	0.23%
PTC Inc	(130,394)	0.23%
Huron Consulting Group Inc	(130,246)	0.23%
Ameren Corp	(130,184)	0.23%
Kirby Corp	(129,935)	0.23%
Custom Truck One Source Inc	(129,867)	0.23%
RH	(129,694)	0.23%
New Fortress Energy Inc	(129,542)	0.23%
PowerSchool Holdings Inc	(129,521)	0.23%
Union Pacific Corp	(129,352)	0.23%
Granite Construction Inc	(129,268)	0.23%
Stem Inc	(129,012)	0.23%
Middlesex Water Co	(128,951)	0.23%
Lifecore Biomedical Inc	(128,907)	0.23%
International Business Machines Corp	(128,752)	0.23%
OmniAb Inc	(128,602)	0.23%
Summit Materials Inc	(128,562)	0.23%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Virgin Galactic Holdings Inc	$(128,273)	0.22%
Intrepid Potash Inc	(128,256)	0.22%
FTI Consulting Inc	(127,847)	0.22%
Aspen Aerogels Inc	(127,827)	0.22%
indie Semiconductor Inc	(127,626)	0.22%
Berkshire Grey Inc	(127,436)	0.22%
Asana Inc	(127,280)	0.22%
PROCEPT BioRobotics Corp	(127,270)	0.22%
Fluor Corp	(127,045)	0.22%
Ceridian HCM Holding Inc	(127,032)	0.22%
Dynavax Technologies Corp	(126,982)	0.22%
Telos Corp	(126,637)	0.22%
Barrett Business Services Inc	(126,499)	0.22%
Hyliion Holdings Corp	(126,385)	0.22%
Zscaler Inc	(126,117)	0.22%
Marten Transport Ltd	(125,980)	0.22%
McGrath RentCorp	(125,710)	0.22%
Reata Pharmaceuticals Inc	(125,697)	0.22%
FuelCell Energy Inc	(125,628)	0.22%
Exponent Inc	(125,615)	0.22%
Greif Inc	(125,577)	0.22%
Vulcan Materials Co	(125,515)	0.22%
Andersons Inc	(125,504)	0.22%
Sweetgreen Inc	(125,389)	0.22%
Chefs' Warehouse Inc	(124,851)	0.22%
Avista Corp	(124,707)	0.22%
Martin Marietta Materials Inc	(124,644)	0.22%
Sportsman's Warehouse Holdings Inc	(124,264)	0.22%
Baxter International Inc	(124,174)	0.22%
Golden Ocean Group Ltd	(124,149)	0.22%
Western Digital Corp	(124,124)	0.22%
Holley Inc	(123,974)	0.22%
Progress Software Corp	(123,957)	0.22%
Halozyme Therapeutics Inc	(123,853)	0.22%
Twilio Inc	(123,661)	0.22%
Empire Petroleum Corp	(123,422)	0.22%
Advanced Micro Devices Inc	(123,276)	0.22%
Zuora Inc	(123,245)	0.22%
Cooper Cos Inc	(123,111)	0.22%
Azenta Inc	(123,032)	0.22%
CONMED Corp	(122,798)	0.22%
Veradigm Inc	(122,774)	0.22%
Akoustis Technologies Inc	(122,614)	0.21%
Quantum-Si Inc	(122,407)	0.21%
Grocery Outlet Holding Corp	(122,357)	0.21%
Redfin Corp	(122,349)	0.21%
Fulcrum Therapeutics Inc	(122,022)	0.21%
HealthEquity Inc	(121,813)	0.21%
Integer Holdings Corp	(121,703)	0.21%
Chesapeake Utilities Corp	(121,601)	0.21%
Honest Co Inc	(121,575)	0.21%
Viatris Inc	(121,426)	0.21%
Sunrun Inc	(121,348)	0.21%
Transcat Inc	(120,623)	0.21%
PAR Technology Corp	(120,009)	0.21%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Cloudflare Inc	$(119,338)	0.21%
First Solar Inc	(119,117)	0.21%
Aeva Technologies Inc	(119,054)	0.21%
SkyWater Technology Inc	(118,798)	0.21%
California Water Service Group	(118,579)	0.21%
Viasat Inc	(118,520)	0.21%
Freshpet Inc	(118,484)	0.21%
REGENXBIO Inc	(118,065)	0.21%
Pacira BioSciences Inc	(117,993)	0.21%
Brown-Forman Corp	(117,981)	0.21%
Universal Electronics Inc	(117,699)	0.21%
Alico Inc	(117,246)	0.21%
Brandywine Realty Trust	(117,239)	0.21%
Pediatrix Medical Group Inc	(116,805)	0.20%
Silgan Holdings Inc	(116,550)	0.20%
TriMas Corp	(116,366)	0.20%
Corsair Gaming Inc	(116,048)	0.20%
Celsius Holdings Inc	(115,509)	0.20%
Pool Corp	(115,505)	0.20%
Mister Car Wash Inc	(115,272)	0.20%
Molson Coors Beverage Co	(114,989)	0.20%
Tucows Inc	(114,909)	0.20%
Century Communities Inc	(114,864)	0.20%
Outset Medical Inc	(114,830)	0.20%
Seres Therapeutics Inc	(114,715)	0.20%
Icosavax Inc	(114,556)	0.20%
Consensus Cloud Solutions Inc	(114,281)	0.20%
LGI Homes Inc	(114,166)	0.20%
Ciena Corp	(114,165)	0.20%
Urban Edge Properties	(114,138)	0.20%
Omnicell Inc	(113,982)	0.20%
Impinj Inc	(113,859)	0.20%
MarineMax Inc	(113,758)	0.20%
AMMO Inc	(113,156)	0.20%
Kronos Worldwide Inc	(113,116)	0.20%
Unifi Inc	(112,977)	0.20%
Orion Office REIT Inc	(112,968)	0.20%
Darling Ingredients Inc	(112,716)	0.20%
Mesa Laboratories Inc	(112,693)	0.20%
Gilead Sciences Inc	(112,568)	0.20%
Whirlpool Corp	(112,523)	0.20%
Reynolds Consumer Products Inc	(112,439)	0.20%
Constellation Brands Inc	(112,339)	0.20%
Intellia Therapeutics Inc	(112,169)	0.20%
Solid Power Inc	(111,957)	0.20%
Hovnanian Enterprises Inc	(111,951)	0.20%
WD-40 Co	(111,943)	0.20%
Prothena Corp PLC	(111,911)	0.20%
Macerich Co	(111,777)	0.20%
AbbVie Inc	(111,750)	0.20%
Veracyte Inc	(111,547)	0.20%
OneSpaWorld Holdings Ltd	(111,538)	0.20%
Mattel Inc	(111,494)	0.20%
PVH Corp	(111,443)	0.20%
Vaxcyte Inc	(111,333)	0.20%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Pacific Biosciences of California Inc	$(111,177)	0.19%
Pennant Group Inc	(110,898)	0.19%
Ivanhoe Electric Inc	(110,730)	0.19%
Digital Realty Trust Inc	(110,653)	0.19%
Lightwave Logic Inc	(110,641)	0.19%
Apollo Medical Holdings Inc	(110,578)	0.19%
Scotts Miracle-Gro Co	(110,552)	0.19%
Chico's FAS Inc	(110,433)	0.19%
OptimizeRx Corp	(110,426)	0.19%
Ardagh Metal Packaging SA	(110,252)	0.19%
BellRing Brands Inc	(110,239)	0.19%
Outfront Media Inc	(110,050)	0.19%
Bristol-Myers Squibb Co	(110,024)	0.19%
Cerevel Therapeutics Holdings Inc	(110,022)	0.19%
Traeger Inc	(109,996)	0.19%
Smith & Wesson Brands Inc	(109,869)	0.19%
Kura Sushi USA Inc	(109,861)	0.19%
Topgolf Callaway Brands Corp	(109,547)	0.19%
Innoviva Inc	(109,475)	0.19%
Evolent Health Inc	(109,471)	0.19%
Krystal Biotech Inc	(109,426)	0.19%
European Wax Center Inc	(109,013)	0.19%
Bright Horizons Family Solutions Inc	(108,824)	0.19%
Sana Biotechnology Inc	(108,772)	0.19%
Mohawk Industries Inc	(108,737)	0.19%
Sally Beauty Holdings Inc	(108,681)	0.19%
Newmark Group Inc	(108,673)	0.19%
Welltower Inc	(108,285)	0.19%
Advance Auto Parts Inc	(108,185)	0.19%
Cano Health Inc	(108,075)	0.19%
Pfizer Inc	(107,731)	0.19%
ICU Medical Inc	(107,582)	0.19%
VF Corp	(107,527)	0.19%
4D Molecular Therapeutics Inc	(107,283)	0.19%
Five Below Inc	(107,275)	0.19%
Rover Group Inc	(107,273)	0.19%
BioMarin Pharmaceutical Inc	(107,268)	0.19%
Biogen Inc	(107,025)	0.19%
Moderna Inc	(107,001)	0.19%
5E Advanced Materials Inc	(106,740)	0.19%
Farmland Partners Inc	(106,664)	0.19%
Easterly Government Properties Inc	(105,875)	0.19%
Piedmont Lithium Inc	(105,780)	0.19%
Dakota Gold Corp	(105,719)	0.19%
Hanesbrands Inc	(105,589)	0.18%
Lyell Immunopharma Inc	(105,551)	0.18%
Theravance Biopharma Inc	(105,467)	0.18%
Churchill Downs Inc	(105,208)	0.18%
SIGA Technologies Inc	(105,186)	0.18%
Karuna Therapeutics Inc	(105,072)	0.18%
Coinbase Global Inc	(104,903)	0.18%
Franklin Street Properties Corp	(104,748)	0.18%
Orthofix Medical Inc	(104,173)	0.18%
Service Properties Trust	(103,891)	0.18%
Coeur Mining Inc	(103,824)	0.18%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
GeneDx Holdings Corp	$(103,450)	0.18%
InvenTrust Properties Corp	(103,423)	0.18%
MeiraGTx Holdings plc	(103,365)	0.18%
UMH Properties Inc	(103,281)	0.18%
Cutera Inc	(103,278)	0.18%
Origin Materials Inc	(102,933)	0.18%
Live Oak Bancshares Inc	(102,626)	0.18%
Service Corp International	(102,573)	0.18%
Agree Realty Corp	(102,109)	0.18%
Akero Therapeutics Inc	(101,886)	0.18%
Anavex Life Sciences Corp	(101,753)	0.18%
Walgreens Boots Alliance Inc	(101,601)	0.18%
Newell Brands Inc	(101,521)	0.18%
Realty Income Corp	(101,520)	0.18%
Cogent Biosciences Inc	(101,514)	0.18%
Capri Holdings Ltd	(101,503)	0.18%
Pebblebrook Hotel Trust	(101,495)	0.18%
Liquidia Corp	(101,493)	0.18%
Healthcare Realty Trust Inc	(101,429)	0.18%
Boston Beer Co Inc	(101,066)	0.18%
Gladstone Land Corp	(100,867)	0.18%
Rexford Industrial Realty Inc	(100,816)	0.18%
Red Rock Resorts Inc	(100,787)	0.18%
NETSTREIT Corp	(100,731)	0.18%
Avid Bioservices Inc	(100,688)	0.18%
VICI Properties Inc	(100,642)	0.18%
Recursion Pharmaceuticals Inc	(100,590)	0.18%
Latham Group Inc	(100,396)	0.18%
Rocket Pharmaceuticals Inc	(100,338)	0.18%
Alexandria Real Estate Equities Inc	(100,147)	0.18%
Triumph Financial Inc	(100,032)	0.18%
Hilton Grand Vacations Inc	(99,774)	0.17%
Terreno Realty Corp	(99,524)	0.17%
Six Flags Entertainment Corp	(99,483)	0.17%
Star Holdings	(99,419)	0.17%
Veris Residential Inc	(99,141)	0.17%
SoFi Technologies Inc	(99,011)	0.17%
Editas Medicine Inc	(98,967)	0.17%
Vicarious Surgical Inc	(98,922)	0.17%
Laureate Education Inc	(98,892)	0.17%
SeaWorld Entertainment Inc	(98,872)	0.17%
GoPro Inc	(98,790)	0.17%
Lincoln National Corp	(98,279)	0.17%
Banco Latinoamericano de Comercio Exterior SA	(98,101)	0.17%
Moelis & Co	(97,977)	0.17%
ContextLogic Inc	(97,672)	0.17%
Northeast Bank	(97,481)	0.17%
Sterling Bancorp Inc	(97,447)	0.17%
Cytokinetics Inc	(97,446)	0.17%
Repligen Corp	(97,363)	0.17%
Ouster Inc	(97,295)	0.17%
Bank OZK	(97,277)	0.17%
Day One Biopharmaceuticals Inc	(97,161)	0.17%
Summit Hotel Properties Inc	(96,944)	0.17%
Leggett & Platt Inc	(96,475)	0.17%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Wyndham Hotels & Resorts Inc	$(96,410)	0.17%
Kemper Corp	(96,330)	0.17%
PennyMac Financial Services Inc	(96,119)	0.17%
AbSci Corp	(95,859)	0.17%
Biglari Holdings Inc	(95,151)	0.17%
Robinhood Markets Inc	(95,125)	0.17%
Bath & Body Works Inc	(95,104)	0.17%
National Vision Holdings Inc	(94,736)	0.17%
Walker & Dunlop Inc	(93,920)	0.16%
Dynex Capital Inc	(93,902)	0.16%
Nexpoint Real Estate Finance Inc	(93,901)	0.16%
Merchants Bancorp	(93,848)	0.16%
Blackstone Inc	(93,568)	0.16%
CareMax Inc	(93,397)	0.16%
TFS Financial Corp	(93,273)	0.16%
Bank of New York Mellon Corp	(93,077)	0.16%
Blue Foundry Bancorp	(93,037)	0.16%
JPMorgan Chase & Co	(92,954)	0.16%
Texas Capital Bancshares Inc	(92,862)	0.16%
Compass Inc	(92,840)	0.16%
Ellington Financial Inc	(92,795)	0.16%
GrowGeneration Corp	(92,753)	0.16%
BancFirst Corp	(92,747)	0.16%
Leslie's Inc	(92,740)	0.16%
West BanCorp Inc	(92,514)	0.16%
MBIA Inc	(92,494)	0.16%
Bank of NT Butterfield & Son Ltd	(92,478)	0.16%
Granite Point Mortgage Trust Inc	(92,343)	0.16%
BankUnited Inc	(92,279)	0.16%
Kura Oncology Inc	(91,961)	0.16%
OneMain Holdings Inc	(91,897)	0.16%
AGNC Investment Corp	(91,875)	0.16%
Ares Commercial Real Estate Corp	(91,863)	0.16%
Hingham Institution For Saving	(91,811)	0.16%
Moneylion Inc	(91,803)	0.16%
Arthur J Gallagher & Co	(91,620)	0.16%
Two Harbors Investment Corp	(91,615)	0.16%
Lazard Ltd	(91,595)	0.16%
Coastal Financial Corp	(91,296)	0.16%
Farmers National Banc Corp	(91,256)	0.16%
Metrocity Bankshares Inc	(90,981)	0.16%
Ameris Bancorp	(90,671)	0.16%
State Street Corp	(90,579)	0.16%
Conn's Inc	(90,428)	0.16%
M&T Bank Corp	(90,111)	0.16%
Oportun Financial Corp	(89,990)	0.16%
Banc of California Inc	(89,827)	0.16%
Perella Weinberg Partners	(89,733)	0.16%
Brookline Bancorp Inc	(89,716)	0.16%
Washington Trust Bancorp Inc	(89,664)	0.16%
FVCBankcorp Inc	(89,477)	0.16%
KKR Real Estate Finance Trust	(89,452)	0.16%
Funko Inc	(89,446)	0.16%
ARMOUR Residential REIT Inc	(89,426)	0.16%
Bank of America Corp	(89,363)	0.16%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
KKR & Co Inc	$(89,176)	0.16%
A-Mark Precious Metals Inc	(89,032)	0.16%
Hippo Holdings Inc	(88,811)	0.16%
Marqeta Inc	(88,806)	0.16%
Blue Ridge Bankshares Inc	(88,795)	0.16%
Columbia Financial Inc	(88,742)	0.16%
Northern Trust Corp	(88,645)	0.16%
Capitol Federal Financial Inc	(88,608)	0.16%
Bancorp Inc	(88,597)	0.16%
Axos Financial Inc	(88,447)	0.15%
Mercury General Corp	(88,437)	0.15%
Nicolet Bankshares Inc	(88,427)	0.15%
Park National Corp	(88,146)	0.15%
Waterstone Financial Inc	(88,045)	0.15%
Luther Burbank Corp	(88,008)	0.15%
Annaly Capital Management Inc	(87,961)	0.15%
Kearny Financial Corp	(87,898)	0.15%
Citizens & Northern Corp	(87,179)	0.15%
Western Alliance Bancorp	(87,034)	0.15%
Silvercrest Asset Management Group Inc	(86,972)	0.15%
Focus Financial Partners Inc	(86,814)	0.15%
Piper Sandler Cos	(86,647)	0.15%
Flushing Financial Corp	(86,503)	0.15%
Planet Labs PBC	(86,437)	0.15%
Hanover Insurance Group Inc	(86,223)	0.15%
Hannon Armstrong Sustainable Infrastructure Capital Inc	(85,830)	0.15%
Open Lending Corp	(85,826)	0.15%
Cannae Holdings Inc	(85,773)	0.15%
Veritex Holdings Inc	(85,556)	0.15%
Virtus Investment Partners Inc	(85,426)	0.15%
Novagold Resources Inc	(85,412)	0.15%
ServisFirst Bancshares Inc	(84,892)	0.15%
Affirm Holdings Inc	(84,852)	0.15%
New York Mortgage Trust Inc	(84,453)	0.15%
Associated Capital Group Inc	(84,122)	0.15%
BOK Financial Corp	(83,792)	0.15%
Safety Insurance Group Inc	(83,419)	0.15%
Amerant Bancorp Inc	(83,095)	0.15%
Lakeland Financial Corp	(83,010)	0.15%
SWK Holdings Corp	(81,911)	0.14%
Sculptor Capital Management Inc	(81,633)	0.14%
Stewart Information Services Corp	(80,954)	0.14%
Lemonade Inc	(80,215)	0.14%
Frontier Communications Parent Inc	(77,125)	0.14%
Telephone and Data Systems Inc	(76,161)	0.13%
fuboTV Inc	(75,784)	0.13%
MediaAlpha Inc	(74,701)	0.13%
EW Scripps Co	(73,942)	0.13%
Cardlytics Inc	(73,134)	0.13%
iHeartMedia Inc	(72,984)	0.13%
Sphere Entertainment Co	(71,839)	0.13%
Lordstown Motors Corp	(70,956)	0.12%
Ziff Davis Inc	(70,292)	0.12%
Liberty Latin America Ltd	(70,104)	0.12%
Liberty Broadband Corp	(67,075)	0.12%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Paramount Global	$(67,048)	0.12%
Omnicom Group Inc	(66,632)	0.12%
AMC Networks Inc	(66,603)	0.12%
Vaxart Inc	(65,250)	0.11%
Interpublic Group of Companies Inc	(64,802)	0.11%
Walt Disney Co	(62,555)	0.11%
Boston Omaha Corp	(60,666)	0.11%
QuinStreet Inc	(60,603)	0.11%
Cinemark Holdings Inc	(60,602)	0.11%
Reservoir Media Inc	(60,542)	0.11%
DISH Network Corp	(59,180)	0.10%
F45 Training Holdings Inc	(54,846)	0.10%

** BNPXDITU Index: Seeks to capture intraday momentum in US equity markets by leveraging market dynamics observed throughout the day.

	Top Underlying Components	Notional	Percentage of Notional
Index	BNP Paribas Dynamic Intraday Trend US Index	$31,904,451	100.00%

** DBTIDEUU Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	DB Trend Intraday Equity Index	$31,947,378	100.00%

** GSCBFSIL Index: Long basket of stocks focused on companies with high quality earnings and strong management earnings sentiment.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Extreme Networks Inc	$657,576	1.43%
	Axcelis Technologies Inc	634,766	1.38%
	Vishay Intertechnology Inc	577,288	1.26%
	Gogo Inc	577,009	1.26%
	Quanex Building Products Corp	562,819	1.23%
	Netflix Inc	551,109	1.20%
	Advanced Energy Industries Inc	544,782	1.19%
	Clearfield Inc	535,136	1.17%
	American Equity Investment Life Holding Co	534,999	1.17%
	Kulicke & Soffa Industries Inc	530,788	1.16%
	Chemours Co	527,936	1.15%
	Applied Materials Inc	527,494	1.15%
	Sleep Number Corp	512,642	1.12%
	Meta Platforms Inc	510,541	1.11%
	Boise Cascade Co	508,865	1.11%
	Thryv Holdings Inc	496,636	1.08%
	NRG Energy Inc	496,082	1.08%
	Dorian LPG Ltd	495,871	1.08%
	Halozyme Therapeutics Inc	489,813	1.07%
	Jones Lang LaSalle Inc	488,933	1.07%
	East West Bancorp Inc	488,441	1.06%
	GMS Inc	487,253	1.06%
	Nucor Corp	485,977	1.06%
	Arista Networks Inc	485,676	1.06%
	Group 1 Automotive Inc	483,838	1.05%
	Range Resources Corp	478,059	1.04%
	Cadence Design Systems Inc	477,652	1.04%
	Copart Inc	476,555	1.04%
	Lear Corp	476,147	1.04%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Tetra Tech Inc	$472,334	1.03%
Watsco Inc	470,925	1.03%
HF Sinclair Corp	470,608	1.03%
Livent Corp	470,083	1.02%
Best Buy Co Inc	468,367	1.02%
Diodes Inc	465,174	1.01%
Century Aluminum Co	464,230	1.01%
Steel Dynamics Inc	463,642	1.01%
Cleveland-Cliffs Inc	462,709	1.01%
Titan International Inc	462,334	1.01%
Callon Petroleum Co	461,948	1.01%
Cummins Inc	460,599	1.00%
NOW Inc	460,592	1.00%
Graco Inc	460,494	1.00%
Comfort Systems USA Inc	459,329	1.00%
Encore Wire Corp	459,062	1.00%
Medical Properties Trust Inc	458,299	1.00%
McKesson Corp	456,469	0.99%
Northern Oil and Gas Inc	456,349	0.99%
Jack Henry & Associates Inc	456,261	0.99%
Murphy USA Inc	453,896	0.99%

** GSCBFSIS Index: Short basket of stocks focused on companies that over-earned during the high inflation period seen we saw with the COVID reopening.

	Top Underlying Components	Notional	Percentage of Notional
Equity	CBRE Group Inc	$(581,190)	1.27%
	Lennar Corp	(578,787)	1.27%
	Freeport-McMoRan Inc	(576,418)	1.26%
	Simon Property Group Inc	(572,748)	1.26%
	American International Group Inc	(572,481)	1.25%
	Fastenal Co	(572,328)	1.25%
	Valero Energy Corp	(571,779)	1.25%
	Seagate Technology Holdings PLC	(570,481)	1.25%
	TJX Cos Inc	(570,106)	1.25%
	Ross Stores Inc	(569,033)	1.25%
	NVR Inc	(568,250)	1.25%
	Pool Corp	(563,499)	1.24%
	Intercontinental Exchange Inc	(562,290)	1.23%
	Franklin Resources Inc	(561,877)	1.23%
	Baxter International Inc	(558,700)	1.22%
	Marathon Petroleum Corp	(555,449)	1.22%
	Brown & Brown Inc	(554,672)	1.22%
	Expeditors International of Washington Inc	(553,803)	1.21%
	Brown-Forman Corp	(553,155)	1.21%
	Micron Technology Inc	(547,226)	1.20%
	IDEX Corp	(546,655)	1.20%
	Welltower Inc	(545,607)	1.20%
	Mastercard Inc	(542,966)	1.19%
	Marriott International Inc	(542,404)	1.19%
	CF Industries Holdings Inc	(541,006)	1.19%
	Booking Holdings Inc	(540,778)	1.19%
	ConocoPhillips	(539,040)	1.18%
	Phillips 66	(536,051)	1.17%
	Cboe Global Markets Inc	(535,714)	1.17%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
MGM Resorts International	$(534,846)	1.17%
W R Berkley Corp	(533,701)	1.17%
LyondellBasell Industries NV	(531,751)	1.17%
EOG Resources Inc	(531,506)	1.16%
Marathon Oil Corp	(531,237)	1.16%
Hilton Worldwide Holdings Inc	(527,771)	1.16%
Occidental Petroleum Corp	(526,891)	1.15%
Dow Inc	(524,224)	1.15%
Abbott Laboratories	(522,592)	1.15%
Diamondback Energy Inc	(522,214)	1.14%
Devon Energy Corp	(519,464)	1.14%
Pioneer Natural Resources Co	(518,191)	1.14%
T-Mobile US Inc	(516,679)	1.13%
Estee Lauder Cos Inc	(515,445)	1.13%
Public Storage	(514,883)	1.13%
Extra Space Storage Inc	(502,951)	1.10%
Coca-Cola Co	(501,896)	1.10%
Mosaic Co	(497,506)	1.09%
Ulta Beauty Inc	(489,262)	1.07%
Nasdaq Inc	(482,802)	1.06%
Walt Disney Co	(461,824)	1.01%

** GSCBFSL1 Index: Long basket of left behind parts of the market, including "destocking losers" (retail and transports), small caps, and deeper cyclical stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	Children's Place Inc	$829,403	1.72%
	Big Lots Inc	808,454	1.68%
	Chart Industries Inc	782,280	1.63%
	Hawaiian Holdings Inc	771,793	1.60%
	Sun Country Airlines Holdings Inc	737,978	1.53%
	Chemours Co	722,579	1.50%
	Carter's Inc	712,212	1.48%
	Alaska Air Group Inc	706,386	1.47%
	Ross Stores Inc	701,672	1.46%
	Broadridge Financial Solutions Inc	694,590	1.44%
	Deckers Outdoor Corp	693,971	1.44%
	Shoe Carnival Inc	675,747	1.40%
	Kohl's Corp	675,346	1.40%
	Norfolk Southern Corp	673,940	1.40%
	Kaiser Aluminum Corp	670,270	1.39%
	L3Harris Technologies Inc	668,883	1.39%
	DXP Enterprises Inc	665,291	1.38%
	Stericycle Inc	663,808	1.38%
	Foot Locker Inc	661,071	1.37%
	Forward Air Corp	660,525	1.37%
	Union Pacific Corp	658,897	1.37%
	RXO Inc	657,316	1.37%
	Newmont Corp	655,899	1.36%
	Kirby Corp	654,042	1.36%
	Minerals Technologies Inc	653,697	1.36%
	Heartland Express Inc	653,150	1.36%
	Deluxe Corp	649,350	1.35%
	American Eagle Outfitters Inc	647,499	1.35%
	CoreCivic Inc	647,115	1.34%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Northrop Grumman Corp	$646,395	1.34%
Columbia Sportswear Co	643,854	1.34%
Paylocity Holding Corp	643,435	1.34%
Kinder Morgan Inc	642,593	1.34%
Fluor Corp	640,883	1.33%
Werner Enterprises Inc	636,673	1.32%
Steven Madden Ltd	634,345	1.32%
Hanesbrands Inc	633,834	1.32%
VF Corp	629,281	1.31%
Movado Group Inc	628,627	1.31%
Under Armour Inc	627,667	1.30%
Marten Transport Ltd	618,662	1.29%
Chico's FAS Inc	608,849	1.27%
Kaman Corp	607,174	1.26%
Guess? Inc	602,368	1.25%
Antero Resources Corp	596,613	1.24%
Zumiez Inc	526,878	1.10%
Mercury Systems Inc	521,947	1.08%
Genuine Parts Co	459,395	0.95%
Old Dominion Freight Line Inc	456,871	0.95%
Designer Brands Inc	456,079	0.95%

** GSCBFSS1 Index: Short basket of larger cap, high momentum stocks that have seen dramatic increases in valuation

	Top Underlying Components	Notional	Percentage of Notional
Equity	PG&E Corp	$(711,464)	1.48%
	Omnicom Group Inc	(704,852)	1.46%
	Axon Enterprise Inc	(701,291)	1.46%
	Mondelez International Inc	(698,419)	1.45%
	Boeing Co	(677,833)	1.41%
	Biogen Inc	(646,058)	1.34%
	Salesforce Inc	(540,011)	1.12%
	Universal Health Services Inc	(536,028)	1.11%
	Royal Caribbean Cruises Ltd	(482,912)	1.00%
	Ulta Beauty Inc	(471,265)	0.98%
	HCA Healthcare Inc	(466,276)	0.97%
	IDEXX Laboratories Inc	(466,200)	0.97%
	Cardinal Health Inc	(465,307)	0.97%
	United Airlines Holdings Inc	(462,166)	0.96%
	Cooper Cos Inc	(461,122)	0.96%
	PulteGroup Inc	(458,219)	0.95%
	AmerisourceBergen Corp	(457,562)	0.95%
	Zimmer Biomet Holdings Inc	(452,069)	0.94%
	Netflix Inc	(451,188)	0.94%
	BorgWarner Inc	(449,539)	0.93%
	Church & Dwight Co Inc	(448,698)	0.93%
	Boston Scientific Corp	(444,714)	0.92%
	AutoZone Inc	(444,655)	0.92%
	Vertex Pharmaceuticals Inc	(444,135)	0.92%
	Linde PLC	(442,612)	0.92%
	Eli Lilly & Co	(441,769)	0.92%
	PPG Industries Inc	(441,465)	0.92%
	O'Reilly Automotive Inc	(441,199)	0.92%
	Chipotle Mexican Grill Inc	(440,147)	0.91%
	Merck & Co Inc	(439,001)	0.91%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
McDonald's Corp	$(438,018)	0.91%
Walmart Inc	(434,118)	0.90%
DENTSPLY SIRONA Inc	(434,076)	0.90%
Booking Holdings Inc	(432,174)	0.90%
Wynn Resorts Ltd	(430,285)	0.89%
Insulet Corp	(429,830)	0.89%
Darden Restaurants Inc	(429,373)	0.89%
PepsiCo Inc	(426,867)	0.89%
Lamb Weston Holdings Inc	(425,763)	0.88%
Clorox Co	(423,983)	0.88%
Tractor Supply Co	(422,609)	0.88%
Las Vegas Sands Corp	(421,165)	0.87%
Everest Group Ltd	(420,508)	0.87%
Starbucks Corp	(419,453)	0.87%
Molson Coors Beverage Co	(416,376)	0.86%
First Solar Inc	(414,621)	0.86%
Hershey Co	(411,050)	0.85%
Conagra Brands Inc	(410,921)	0.85%
Regeneron Pharmaceuticals Inc	(400,853)	0.83%
General Mills Inc	(392,113)	0.81%

** GSIRECAF Index: Seeks to generate positive returns in a 10s30s EUR curve steepening environment by going long the 10y and short the 30y through a series of interest rate swaps in a duration neutral implementation

	Top Underlying Components	Notional	Percentage of Notional
Swap	SWP EUR10y30y 050623050723 [EUR10y30yD10]	$3,277,169	4.61%
	SWP EUR10y30y 070623070723 [EUR10y30yD10]	3,274,575	4.61%
	SWP EUR10y30y 140623140723 [EUR10y30yD10]	3,272,698	4.60%
	SWP EUR10y30y 130623130723 [EUR10y30yD10]	3,271,068	4.60%
	SWP EUR10y30y 080623100723 [EUR10y30yD10]	3,270,869	4.60%
	SWP EUR10y30y 120623120723 [EUR10y30yD10]	3,268,961	4.60%
	SWP EUR10y30y 090623110723 [EUR10y30yD10]	3,268,248	4.60%
	SWP EUR10y30y 060623060723 [EUR10y30yD10]	3,268,132	4.60%
	SWP EUR10y30y 150623170723 [EUR10y30yD10]	3,267,373	4.60%
	SWP EUR10y30y 020623040723 [EUR10y30yD10]	3,266,380	4.59%
	SWP EUR10y30y 010623030723 [EUR10y30yD10]	3,264,182	4.59%
	SWP EUR10y30y 160623180723 [EUR10y30yD10]	3,257,685	4.58%
	SWP EUR10y30y 200623200723 [EUR10y30yD10]	3,255,638	4.58%
	SWP EUR10y30y 190623190723 [EUR10y30yD10]	3,253,883	4.58%
	SWP EUR10y30y 210623210723 [EUR10y30yD10]	3,252,608	4.58%
	SWP EUR10y30y 270623270723 [EUR10y30yD10]	3,248,023	4.57%
	SWP EUR10y30y 220623240723 [EUR10y30yD10]	3,246,177	4.57%
	SWP EUR10y30y 280623280723 [EUR10y30yD10]	3,246,138	4.57%
	SWP EUR10y30y 260623260723 [EUR10y30yD10]	3,240,923	4.56%
	SWP EUR10y30y 290623310723 [EUR10y30yD10]	3,240,233	4.56%
	SWP EUR10y30y 300623010823 [EUR10y30yD10]	3,237,839	4.55%
	SWP EUR10y30y 230623250723 [EUR10y30yD10]	3,236,590	4.55%

** RCXTMGT3 Index: A strategy designed to capture the premium paid by banks to hedge their structured product risk.

	Top Underlying Components	Notional	Percentage of Notional
Future	10-year JGB Future Contract Sep23	$28,113,573	67.64%
	TOPIX Index Future Sep23	9,343,482	22.48%
	Euro STOXX 50 Sep23	7,007,611	16.86%
	Euro-Bund Future Sep23	3,221,174	7.75%
	S&P 500 E-mini Future Sep23	2,315,089	5.57%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
10-Year US Treasury Note Future Sep23	$490,450	1.18%

** JINSUXRY Index: A strategy to create synthetic exposure to the 10 year US real yield by taking positions in baskets with exposure to the US 10 year nominal yield and the US CPI

	Top Underlying Components	Notional	Percentage of Notional
Index	J.P. Morgan USD 10Y IRS Tracker Index	$21,540,112	100.00%
	J.P. Morgan USD 10Y Inflation Tracker Index	21,462,235	99.64%

** JMABNPMF Index: Alpha oriented strategy seeking to provide access to carry, value, and mean reversion risk factors by expressing long and short views in related commodity pairs

	Top Underlying Components	Notional	Percentage of Notional
Future	Brent Crude Future Sep23	$5,518,538	22.49%
	WTI Crude Future Aug23	(4,244,164)	-17.30%
	Copper Future Sep23	(3,240,252)	-13.21%
	LME Pri Alum Future Aug23	2,742,123	11.18%
	Gasoline RBOB Future Aug23	(2,598,428)	-10.59%
	Soybean Future Nov23	2,090,275	8.52%
	NY Harb ULSD Future Aug23	1,751,734	7.14%
	Corn Future Sep23	(1,478,791)	-6.03%
	Wheat Future Sep23	979,480	3.99%
	Soybean Oil Future Dec23	(791,553)	-3.23%
	Soybean Meal Future Dec23	761,493	3.10%
	Live Cattle Future Aug23	737,808	3.01%
	LME Lead Future Aug23	(735,926)	-3.00%
	KC HRW Wheat Future Sep23	(731,024)	-2.98%
	LME Zinc Future Aug23	622,152	2.54%
	Cattle Feeder Future Aug23	(550,193)	-2.24%
	LME Copper Future Aug23	476,571	1.94%
	Red Wheat Future Sep23	(363,520)	-1.48%
	Coffee Robusta 10Tn Sep23	(341,051)	-1.39%
	White Sugar Aug23	224,581	0.92%
	Sugar #11 (World) Oct23	(215,775)	-0.88%
	Coffee 'C' Future Sep23	205,323	0.84%
	Gold 100 Oz Future Aug23	(165,074)	-0.67%
	Silver Future Sep23	82,844	0.34%

** JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 Total Return Index	$(37,471,613)	-83.19%

** MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$68,251,292	100.00%

** BABXRPFE Index: Basket of eight commodity strategies targeting four style factors: Liquidity, Carry, Relative Value, and Value.

	Top Underlying Components	Notional	Percentage of Notional
Future	WTI Crude Future Sep23	$(24,881,450)	-35.30%
	Brent Crude Future Jan24	(19,172,109)	-27.20%
	WTI Crude Future Nov23	17,832,881	25.30%
	Corn Future Mar24	1,480,200	2.10%
	Coffee 'C' Future Mar24	1,480,200	2.10%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Live Cattle Future Aug23	$1,480,200	2.10%
LME Nickel Future Oct23	1,480,200	2.10%
Sugar #11 (World) Jul24	1,480,200	2.10%
LME Nickel Future Sep23	(1,480,200)	-2.10%
Silver Future Dec23	(1,480,200)	-2.10%
Soybean Meal Future Dec23	(1,480,200)	-2.10%
Soybean Future Jan24	5,286,427	7.50%
Cattle Feeder Future Sep23	(5,286,427)	-7.50%
Brent Crude Future Sep23	8,387,798	11.90%
LME Copper Future Oct23	3,524,285	5.00%
LME Copper Future Sep23	(3,524,285)	-5.00%
Soybean Oil Future Jan24	3,101,371	4.40%
Corn Future Dec23	3,101,371	4.40%
Natural Gas Future Nov23	(6,202,741)	-8.80%
Soybean Meal Future Jan24	3,030,885	4.30%
Corn Future Sep23	(3,030,885)	-4.30%
Gold 100 Oz Future Aug23	(5,991,284)	-8.50%
Brent Crude Future Nov23	5,356,913	7.60%
Live Cattle Future Dec23	2,537,485	3.60%
Coffee 'C' Future Sep23	(2,537,485)	-3.60%
Live Cattle Future Oct23	(5,004,484)	-7.10%
LME Zinc Future Oct23	1,621,171	2.30%
Gasoline RBOB Future Oct23	1,621,171	2.30%
LME Zinc Future Sep23	(1,621,171)	-2.30%
LME Pri Alum Future Jan24	1,198,257	1.70%
Gasoline RBOB Future Dec23	1,198,257	1.70%
KC HRW Wheat Future Sep23	(1,198,257)	-1.70%
LME Pri Alum Future Nov23	(1,198,257)	-1.70%
WTI Crude Future Oct23	4,652,056	6.60%
Lean Hogs Future Oct23	4,511,084	6.40%
WTI Crude Future Jan24	2,114,571	3.00%
Cotton No.2 Future Dec23	2,114,571	3.00%
KC HRW Wheat Future Dec23	704,857	1.00%
LME Zinc Future Jan24	704,857	1.00%
Gasoline RBOB Future Jan24	704,857	1.00%
LME Nickel Future Dec23	(704,857)	-1.00%
LME Zinc Future Nov23	(704,857)	-1.00%
Gasoline RBOB Future Nov23	(704,857)	-1.00%
Gasoline RBOB Future Sep23	(4,229,142)	-6.00%
Soybean Oil Future Dec23	(4,158,656)	-5.90%
Brent Crude Future Dec23	3,876,713	5.50%
WTI Crude Future Dec23	3,665,256	5.20%
Sugar #11 (World) Oct23	(3,594,770)	-5.10%
Soybean Future Nov23	(3,453,799)	-4.90%
LME Copper Future Dec23	(1,691,657)	-2.40%
Wheat Future Sep23	(1,691,657)	-2.40%
WTI Crude Future Aug23	3,312,828	4.70%
Cotton No.2 Future Mar24	1,057,285	1.50%
Low Su Gasoil G Sep23	1,057,285	1.50%
Sugar #11 (World) Mar24	1,057,285	1.50%
Natural Gas Future Dec23	2,889,913	4.10%
LME Pri Alum Future Oct23	2,748,942	3.90%
LME Pri Alum Future Sep23	(2,678,456)	-3.80%
Cocoa Future Sep23	2,607,971	3.70%
LME Nickel Future Jan24	634,371	0.90%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Low Su Gasoil G Jan24	$634,371	0.90%
LME Nickel Future Nov23	(634,371)	-0.90%
Low Su Gasoil G Nov23	(634,371)	-0.90%
NY Harb ULSD Fut Oct23	1,268,742	1.80%
LME Pri Alum Future Dec23	(1,268,742)	-1.80%
Natural Gas Future Jan24	1,832,628	2.60%
Lean Hogs Future Aug23	916,314	1.30%
Lean Hogs Future Dec23	916,314	1.30%
Low Su Gasoil G Oct23	1,550,685	2.20%
NY Harb ULSD Fut Sep23	1,409,714	2.00%
LME Lead Future Oct23	563,886	0.80%
LME Lead Future Sep23	(563,886)	-0.80%
Brent Crude Future Oct23	(1,127,771)	-1.60%
Wheat Future Dec23	986,800	1.40%
NY Harb ULSD Fut Jan24	493,400	0.70%
NY Harb ULSD Fut Nov23	(493,400)	-0.70%
LME Lead Future Nov23	(281,943)	-0.40%
LME Lead Future Dec23	(281,943)	-0.40%
LME Lead Future Jan24	281,943	0.40%
Gold 100 Oz Future Dec23	845,828	1.20%
LME Zinc Future Dec23	(775,343)	-1.10%
Low Su Gasoil G Dec23	(352,428)	-0.50%
NY Harb ULSD Fut Dec23	(211,457)	-0.30%

** NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Japanese Yen Spot	$20,008,085	34.98%
	Norwegian Krone Spot	(7,762,156)	-13.57%
	British Pound Spot	(7,118,341)	-12.45%
	Canadian Dollar Spot	(5,580,219)	-9.76%
	Euro Spot	(4,289,864)	-7.50%
	Swedish Krona Spot	3,846,372	6.73%
	Swiss Franc Spot	(2,955,773)	-5.17%
	Australian Dollar Spot	1,885,127	3.30%
	New Zealand Dollar Spot	1,288,190	2.25%

** SGIPULSU Index: Systematic strategy that only buys volatility in deeper market corrections

	Top Underlying Components	Notional	Percentage of Notional
Option	October 23 Puts on SPX	$20,516	0.17%
	August 23 Puts on SPX	(18,371)	-0.15%
	September 23 Puts on SPX	16,393	0.13%
	July 23 Puts on SPX	(5,065)	-0.04%

** SGIXPRUS Index: Systematic U.S. equity hedge that buys short-dated S&P 500 put spreads where the ratio is dynamic and optimized for cost efficiency

	Top Underlying Components	Notional	Percentage of Notional
Future	S&P 500 E-mini Future Sep23	$(2,924,863)	-14.29%
Option	September 23 Puts on SPX	(58,060)	-0.28%
	October 23 Puts on SPX	(40,834)	-0.20%
	August 23 Puts on SPX	(19,065)	-0.09%
	July 23 Puts on SPX	(2,876)	-0.01%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

** SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 INDEX	$(9,577,484)	-28.41%

** SGIXVR2U Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional
Swap	1y Forward 2y20y Straddle	$7,244,048	37.50%
	1y Forward 3y20y Straddle	4,272,131	22.12%
	1y Forward 1y20y Straddle	4,086,386	21.15%
	1y Forward 1y5y Straddle	2,228,938	11.54%
	1y Forward 7y20y Straddle	742,979	3.85%
	1y Forward 5y20y Straddle	557,234	2.88%
	1y Forward 2y10y Straddle	185,745	0.96%

** SGMDFVET Index: A long FX tail volatility strategy that buys EUR/USD straddles to hedge a market correction

	Top Underlying Components	Notional	Percentage of Notional
Option	July 2024 EURUSD Straddle	$(263,621)	-1.71%
	July 2023 EURUSD Straddle	250,772	1.63%
	August 2024 EURUSD Straddle	(153,230)	-0.99%
	November 2024 EURUSD Straddle	(145,039)	-0.94%
	August 2023 EURUSD Straddle	135,132	0.88%
	September 2024 EURUSD Straddle	(134,506)	-0.87%
	December 2024 EURUSD Straddle	(132,620)	-0.86%
	October 2024 EURUSD Straddle	(111,143)	-0.72%
	November 2023 EURUSD Straddle	100,214	0.65%
	March 2025 EURUSD Straddle	(95,752)	-0.62%
	January 2024 EURUSD Straddle	91,557	0.59%
	January 2025 EURUSD Straddle	(89,070)	-0.58%
	December 2023 EURUSD Straddle	86,032	0.56%
	February 2025 EURUSD Straddle	(76,812)	-0.50%
	February 2024 EURUSD Straddle	58,053	0.38%
	March 2024 EURUSD Straddle	56,333	0.37%
	September 2023 EURUSD Straddle	52,628	0.34%
	April 2024 EURUSD Straddle	51,182	0.33%
	April 2025 EURUSD Straddle	(46,037)	-0.30%
	October 2023 EURUSD Straddle	42,476	0.28%
	May 2025 EURUSD Straddle	(27,938)	-0.18%
	May 2024 EURUSD Straddle	22,167	0.14%
	June 2025 EURUSD Straddle	2,122	0.01%
	June 2024 EURUSD Straddle	(1,128)	-0.01%

** UBCSBSB1 Index: Equal weighted basket comprised of 4 interest rate swap steepener indices that are long the 5y and short the 10y across USD, EUR, GBP and CAD.

	Top Underlying Components	Notional	Percentage of Notional
Index	UBS Rolling Receiver Interest Rate Swap Index - GBP SONIA 5Y	$41,696,646	58.20%
	UBS Rolling Receiver Interest Rate Swap Index - CAD 5Y	40,644,751	56.74%
	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 5Y	40,515,455	56.56%
	UBS Rolling Receiver Interest Rate Swap Index - EUR 5Y	39,780,138	55.53%
	UBS Rolling Receiver Interest Rate Swap Index - GBP SONIA 10Y	(22,850,161)	-31.90%
	UBS Rolling Receiver Interest Rate Swap Index - CAD 10Y	(22,283,601)	-31.11%
	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 10Y	(21,889,330)	-30.56%
	UBS Rolling Receiver Interest Rate Swap Index - EUR 10Y	(21,353,467)	-29.81%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

** UBCSUFRR Index: A strategy that monetizes the higher prices of puts relative to calls given the preferences of investors for downside protection.

	Top Underlying Components	Notional	Percentage of Notional
Option	July 23 Puts on SPX	$(63,984,140)	-200.39%
	July 23 Calls on SPX	6,247,031	19.56%
Future	S&P 500 E-mini Future Sep23	(2,985,834)	-9.35%

The tables below set forth information about the Level within the fair value hierarchy at which the Fund's investments and other financial instruments are measured at June 30, 2023:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Mortgage-Backed Securities	$—	$745,851	$—	$745,851

Corporate Obligations	—	195,013	—	195,013

Asset-Backed Securities	—	34,452	—	34,452

Convertible Bonds	—	4,776	—	4,776

Preferred Stock	—	62	—	62

Short-Term Investment	—	369,815	—	369,815

Total Investments in Securities	$—	$1,349,969	$—	$1,349,969

Securities Sold Short, Not Yet Purchased	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligations	$—	$(20,091)	$—	$(20,091)

Total Securities Sold Short, Not Yet Purchased	$—	$(20,091)	$—	$(20,091)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Written Options	$(941)	$—	$—	$(941)
Futures Contracts*
Unrealized Appreciation	20,242	—	—	20,242
Unrealized Depreciation	(2,952)	—	—	(2,952)
Forwards Contracts*
Unrealized Appreciation	—	4,301	—	4,301
Unrealized Depreciation	—	(3,679)	—	(3,679)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	361	—	361
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	19,931	—	19,931
Unrealized Depreciation	—	(18,972)	—	(18,972)

Total Other Financial Instruments	$16,349	$1,942	$—	$18,291

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

June 30, 2023

(Unaudited)

At June 30, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SECTOR WEIGHTINGS

Mortgage-Backed Securities	55.2%

Short-Term Investments	27.4%

Financials	6.4%

Asset-Backed Securities	2.6%

Consumer Staples	2.3%

Consumer Discretionary	1.5%

Industrials	1.1%

Real Estate	1.0%

Energy	0.9%

Communication Services	0.8%

Materials	0.3%

Information Technology	0.3%

Health Care	0.2%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value (000)
Corporate Obligation	16.3%	$316
Short-Term Investment	59.6	1,160

Total Investments	75.9	1,476
Total Other Assets and Liabilities	24.1	469

Net Assets	100.0%	$1,945

*Percentages are based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,945 (000))
CORPORATE OBLIGATION — 16.3%

	Face Amount (000)	Fair Value (000)
UNITED KINGDOM — 16.3%
Barclays Bank MTN
0.000%, 12/28/23 (A) (B)	$330	$316

TOTAL CORPORATE OBLIGATIONS
(Cost $330) (000)		316

SHORT-TERM INVESTMENT — 59.6%

	Shares
State Street Institutional Liquid Reserves Fund - Premier Class
5.190%, (C)	1,159,779	1,160

TOTAL SHORT-TERM INVESTMENT
(Cost $1,160) (000)		1,160

TOTAL INVESTMENTS — 75.9%
(Cost $1,490) (000)		$1,476

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On June 30, 2023, the value of these securities amounted $316 (000) and represented 16.2% of net assets.

(B)	Zero coupon security.
(C)	Rate shown is the 7-day effective yield as of June 30, 2023. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Open OTC Swaps Contracts held by the Fund at June 30, 2023 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	GSG4 INDEX	SOFR +0.55%	ASSET RETURN	N/A	05/22/24	USD	$237	$(19)	$–	$(19)
Barclays	**BEFSEB05 INDEX	0.00%	ASSET RETURN	N/A	09/22/23	USD	189	(3)	–	(3)
BNP Paribas	**BNPXDITU INDEX	0.20%	ASSET RETURN	N/A	04/19/24	USD	186	(1)	–	(1)
Deutsche Bank	**DBTIDEUU INDEX	0.00%	ASSET RETURN	N/A	04/19/24	USD	186	1	–	1
Deutsche Bank	**DBVSCVP8 INDEX	0.00%	ASSET RETURN	N/A	08/07/23	USD	472	(22)	–	(22)
Goldman Sachs	**GSXAT01C INDEX	0.15%	ASSET RETURN	Quarterly	09/06/23	USD	1,207	39	–	39
JPMorgan Chase	**JPQFMOW1 INDEX	0.00%	ASSET RETURN	N/A	05/24/24	USD	452	7	–	7
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	N/A	04/08/24	USD	504	15	–	15
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	ASSET RETURN	N/A	06/03/24	USD	374	–	–	–
Macquarie Bank Limited	**MQIS331 INDEX	0.25%	ASSET RETURN	N/A	05/10/24	USD	200	(1)	–	(1)
Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	N/A	03/06/24	USD	310	4	–	4

							$4,317	$20	$–	$20

** The following tables represent the individual underlying components comprising the Total Return Swaps at June 30, 2023. All underlying notionals are in U.S. Dollar.

**BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional
Index	Barclays EB05 Desk Strategy	$185,768	100.00%

**BNPXDITU Index: Seeks to capture intraday momentum in US equity markets by leveraging market dynamics observed throughout the day.

	Top Underlying Components	Notional	Percentage of Notional
Index	BNP Paribas Dynamic Intraday Trend US Index	$185,798	100.00%

**DBTIDEUU Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	DB Trend Intraday Equity Index	$186,605	100.00%

**DBVSCVP8 Index: Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

	Top Underlying Components	Notional	Percentage of Notional
Index	1yr Floating/10yr Fixed USD OIS Swap	$(88,165)	-19.57%
	6m Floating/10y Fixed EUR IRS Swap	18,832	4.18%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

**GSXAT01C Index: Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

	Top Underlying Components	Notional	Percentage of Notional
Future	2-Year US Treasury Note Sep23	$(555,800)	-44.63%
	Euro-Schatz Future Sep23	(483,390)	-38.82%
	10-year JGB Future Contract Sep23	426,412	34.24%
	3 Month Euro EURIBOR Dec24	(199,598)	-16.03%
	3 Month Euro EURIBOR Sep24	(199,237)	-16.00%
	3 Month Euro EURIBOR Jun24	(198,848)	-15.97%
	3 Month Euro EURIBOR Mar24	(198,472)	-15.94%
	3 Month Euro EURIBOR Dec23	(198,214)	-15.92%
	ICE 3 Month SONIA Future Dec24	(176,467)	-14.17%
	ICE 3 Month SONIA Future Sep24	(176,109)	-14.14%
	ICE 3 Month SONIA Future Jun24	(175,778)	-14.11%
	ICE 3 Month SONIA Future Mar24	(175,572)	-14.10%
	ICE 3 Month SONIA Future Dec23	(175,571)	-14.10%
	5-Year US Treasury Note Future Sep23	(172,552)	-13.86%
	3 Month SOFR Future Dec24	(164,132)	-13.18%
	3 Month SOFR Future Sep24	(163,634)	-13.14%
	3 Month SOFR Future Jun24	(163,017)	-13.09%
	3 Month SOFR Future Mar24	(162,340)	-13.04%
	3 Month SOFR Future Dec23	(161,804)	-12.99%
	10-Year US Treasury Note Future Sep23	(126,689)	-10.17%
	S&P/TSX 60 Index Future Sep23	(110,434)	-8.87%
	Euro-BTP Future Sep23	101,673	8.16%
	CAN 10 Year Bond Future Sep23	(96,167)	-7.72%
	Euro-BOBL Future Sep23	(92,724)	-7.45%
	AUST 10 Year Bond Future Sep23	(83,879)	-6.74%
	S&P 500 E-mini Future Sep23	77,649	6.24%
	SET50 Future Sep23	(75,834)	-6.09%
	TOPIX Index Future Sep23	75,705	6.08%
	SPI 200 Future Jul23	(70,468)	-5.66%
	NASDAQ 100 E-MINI Sep23	69,134	5.55%
	Long Gilt Future Sep23	(64,946)	-5.22%
	US Long Bond(CBT) Sep23	(64,853)	-5.21%
	KOSPI2 INX Future Sep23	62,139	4.99%
	Euro-Bund Future Sep23	(51,777)	-4.16%
	Euro STOXX 50 Sep23	45,124	3.62%
	Euro-OAT Future Sep23	(44,308)	-3.56%
	DAX INDEX Future Sep23	43,977	3.53%
	CAC40 10 Euro FUT Jul23	42,665	3.43%
	IBEX 35 INDX FUTR Jul23	41,315	3.32%
	Amsterdam Index Future Jul23	41,183	3.31%
	FTSE/JSE Top 40 Index Future Sep23	(38,766)	-3.11%
	OMXS30 IND FUTURE Jul23	36,476	2.93%
	FTSE/MIB IDX Future Sep23	36,384	2.92%
	HANG SENG IDX FUT Jul23	(35,015)	-2.81%
	SWISS MKT IX FUTR Sep23	33,862	2.72%
	HSCEI Future Jul23	(31,351)	-2.52%
	MSCI EmgMkt Sep23	31,181	2.50%
	E-Mini Russ 2000 Sep23	16,136	1.30%
	FTSE 100 Index Future Sep23	7,542	0.61%
FX Contract	USD/CNH July 2023	(175,687)	-14.11%
	USD/CAD July 2023	149,025	11.97%
	USD/CHF July 2023	148,023	11.89%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	USD/GBP July 2023	$146,392	11.76%
	USD/INR July 2023	125,102	10.05%
	USD/PLN July 2023	115,100	9.24%
	USD/NOK July 2023	(114,040)	-9.16%
	USD/JPY July 2023	(112,258)	-9.01%
	USD/EUR July 2023	110,064	8.84%
	USD/SEK July 2023	(109,190)	-8.77%
	USD/SGD July 2023	(106,451)	-8.55%
	USD/CZK July 2023	99,198	7.97%
	USD/MXN July 2023	92,088	7.39%
	USD/ILS July 2023	(86,987)	-6.99%
	USD/AUD July 2023	(83,004)	-6.67%
	USD/BRL July 2023	79,804	6.41%
	USD/IDR July 2023	71,546	5.75%
	USD/HUF July 2023	69,668	5.59%
	USD/NZD July 2023	(67,900)	-5.45%
	USD/CLP July 2023	60,356	4.85%
	USD/ZAR July 2023	(55,265)	-4.44%
	USD/KRW July 2023	(35,909)	-2.88%
	USD/CNH August 2023	(8,366)	-0.67%
	USD/IDR 0Jun2023	7,534	0.61%
	USD/CAD August 2023	7,097	0.57%
	USD/CHF August 2023	7,049	0.57%
	USD/GBP August 2023	6,971	0.56%
	USD/INR August 2023	5,956	0.48%
	USD/PLN August 2023	5,481	0.44%
	USD/NOK August 2023	(5,431)	-0.44%
	USD/JPY August 2023	(5,346)	-0.43%
	USD/EUR August 2023	5,241	0.42%
	USD/SEK August 2023	(5,200)	-0.42%
	USD/SGD August 2023	(5,069)	-0.41%
	USD/CZK August 2023	4,724	0.38%
	USD/MXN August 2023	4,385	0.35%
	USD/ILS August 2023	(4,142)	-0.33%
	USD/AUD August 2023	(3,953)	-0.32%
	USD/BRL August 2023	3,797	0.30%
	USD/IDR June 2023	3,766	0.30%
	USD/HUF August 2023	3,318	0.27%
	USD/NZD August 2023	(3,233)	-0.26%
	USD/CLP August 2023	2,874	0.23%
	USD/ZAR August 2023	(2,632)	-0.21%
	USD/KRW August 2023	(1,711)	-0.14%
CDX	MARKIT CDX.NA.IG.40 06/28	(701,361)	-56.32%
	MARKIT ITRX EUROPE 06/28	(305,395)	-24.52%
	MARKIT CDX.NA.HY.40 06/28	(130,824)	-10.51%
	MARKIT ITRX EUR XOVER 06/28	(82,218)	-6.60%
Currency	US Dollar Spot	94,335	7.58%
	Japanese Yen Spot	75,705	6.08%
	Euro Spot	38,043	3.05%
	Swiss Franc Spot	33,862	2.72%
	British Pound Spot	7,542	0.61%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

**JPQFMOW1 Index: Market neutral strategy that seeks to provide exposure to Momentum risk premium.

	Top Underlying Components	Notional	Percentage of Notional
Equity	CVS Health Corp	$(2,287)	-0.50%
	Teledyne Technologies Inc	(2,287)	-0.50%
	Norfolk Southern Corp	(2,287)	-0.50%
	Holcim Ltd	2,287	0.50%
	Fair Isaac Corp	2,287	0.50%
	Jacobs Solutions Inc	(2,306)	-0.50%
	Verizon Communications Inc	(2,306)	-0.50%
	Unity Software Inc	(2,306)	-0.50%
	Netflix Inc	2,306	0.50%
	Lamb Weston Holdings Inc	2,273	0.50%
	Aflac Inc	2,273	0.50%
	Exact Sciences Corp	2,273	0.50%
	American Tower Corp	(2,273)	-0.50%
	Baxter International Inc	(2,271)	-0.49%
	Ovintiv Inc	(2,271)	-0.49%
	PayPal Holdings Inc	(2,271)	-0.49%
	W R Berkley Corp	(2,271)	-0.49%
	Crown Castle Inc	(2,248)	-0.49%
	Qorvo Inc	(2,248)	-0.49%
	Northrop Grumman Corp	(2,248)	-0.49%
	Cadence Design Systems Inc	2,248	0.49%
	Zurich Insurance Group AG	(2,239)	-0.49%
	Match Group Inc	(2,239)	-0.49%
	International Flavors & Fragrances Inc	(2,239)	-0.49%
	Franklin Resources Inc	2,239	0.49%
	Cameco Corp	2,231	0.49%
	Synopsys Inc	2,231	0.49%
	ASX Ltd	(2,231)	-0.49%
	Telefonaktiebolaget LM Ericsson	(2,231)	-0.49%
	Zillow Group Inc	2,434	0.53%
	WW Grainger Inc	2,434	0.53%
	Charter Communications Inc	(2,434)	-0.53%
	Lam Research Corp	2,372	0.52%
	Ford Motor Co	2,372	0.52%
	ON Semiconductor Corp	2,372	0.52%
	Wolfspeed Inc	(2,368)	-0.52%
	Zebra Technologies Corp	(2,368)	-0.52%
	Eli Lilly & Co	2,368	0.52%
	Motorola Solutions Inc	2,361	0.51%
	Copart Inc	2,361	0.51%
	Lennar Corp	2,361	0.51%
	Arthur J Gallagher & Co	2,322	0.51%
	Arista Networks Inc	2,322	0.51%
	Centene Corp	(2,322)	-0.51%
	adidas AG	(2,296)	-0.50%
	Advance Auto Parts Inc	(2,296)	-0.50%
	Workday Inc	2,296	0.50%
	Trade Desk Inc	2,284	0.50%
	Zimmer Biomet Holdings Inc	2,284	0.50%
	VeriSign Inc	2,284	0.50%
	M&T Bank Corp	(2,272)	-0.49%
	Trimble Inc	(2,272)	-0.49%
	SBA Communications Corp	(2,272)	-0.50%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Shopify Inc	$2,256	0.49%
Coca-Cola HBC AG	2,256	0.49%
STMicroelectronics NV	2,256	0.49%
Apollo Global Management Inc	2,253	0.49%
News Corp	2,253	0.49%
TC Energy Corp	(2,253)	-0.49%
State Street Corp	2,243	0.49%
Uber Technologies Inc	2,243	0.49%
Northern Trust Corp	(2,243)	-0.49%
Rolls-Royce Holdings PLC	2,241	0.49%
Publicis Groupe SA	2,241	0.49%
Infineon Technologies AG	2,241	0.49%
Dexcom Inc	2,233	0.49%
ANSYS Inc	2,233	0.49%
US Bancorp	(2,233)	-0.49%
Bank of America Corp	(2,222)	-0.48%
Catalent Inc	(2,222)	-0.48%
Monster Beverage Corp	2,222	0.48%
VF Corp	(2,212)	-0.48%
Procter & Gamble Co	(2,212)	-0.48%
Dick’s Sporting Goods Inc	2,212	0.48%
Nokia Oyj	(2,197)	-0.48%
Keurig Dr Pepper Inc	(2,197)	-0.48%
3i Group PLC	2,197	0.48%
QUALCOMM Inc	(2,194)	-0.48%
Devon Energy Corp	(2,194)	-0.48%
Everest Group Ltd	2,194	0.48%
Roche Holding AG	(2,185)	-0.48%
Bristol-Myers Squibb Co	(2,185)	-0.48%
Cloudflare Inc	2,185	0.48%
Axon Enterprise Inc	2,180	0.47%
ROBLOX Corp	2,180	0.47%
Liberty Media Corp-Liberty Formula One	2,180	0.47%
Diamondback Energy Inc	2,080	0.45%
J Sainsbury PLC	2,080	0.45%
NTT Data Group Corp	(2,080)	-0.45%
Reliance Steel & Aluminum Co	2,398	0.52%
T-Mobile US Inc	(2,398)	-0.52%
Lennox International Inc	2,370	0.52%
Clarivate PLC	(2,370)	-0.52%
Microchip Technology Inc	2,369	0.52%
Roper Technologies Inc	(2,369)	-0.52%
HCA Healthcare Inc	2,365	0.52%
Boston Properties Inc	(2,365)	-0.52%
DR Horton Inc	2,364	0.51%
Liberty Broadband Corp	(2,364)	-0.52%
Watsco Inc	2,353	0.51%
Black Knight Inc	(2,353)	-0.51%
Toast Inc	2,350	0.51%
Engie SA	2,350	0.51%
Grifols SA	(2,348)	-0.51%
Amazon.com Inc	(2,348)	-0.51%
TransUnion	(2,346)	-0.51%
Just Eat Takeaway.com NV	(2,346)	-0.51%
Stryker Corp	2,343	0.51%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Cardinal Health Inc	$2,343	0.51%
Centrica PLC	2,340	0.51%
Hubbell Inc	2,340	0.51%
NXP Semiconductors NV	2,339	0.51%
NN Group NV	(2,339)	-0.51%
General Electric Co	2,337	0.51%
Entain PLC	(2,337)	-0.51%
Analog Devices Inc	2,336	0.51%
Dollar General Corp	(2,336)	-0.51%
MGM Resorts International	2,329	0.51%
Leidos Holdings Inc	(2,329)	-0.51%
Avantor Inc	(2,328)	-0.51%
CDW Corp	(2,328)	-0.51%
Marathon Petroleum Corp	2,327	0.51%
Deckers Outdoor Corp	2,327	0.51%
Endeavour Group Ltd	(2,319)	-0.51%
Edwards Lifesciences Corp	(2,319)	-0.51%
Cheniere Energy Inc	2,317	0.50%
HubSpot Inc	2,317	0.50%
Simon Property Group Inc	2,315	0.50%
EPAM Systems Inc	(2,315)	-0.50%
Ares Management Corp	2,307	0.50%
Exxon Mobil Corp	2,307	0.50%
Masimo Corp	2,302	0.50%
Wynn Resorts Ltd	2,302	0.50%
Fairfax Financial Holdings Ltd	2,299	0.50%
Domino’s Pizza Inc	(2,299)	-0.50%
Insulet Corp	2,291	0.50%
Discover Financial Services	2,291	0.50%
Skyworks Solutions Inc	2,290	0.50%
Tyson Foods Inc	(2,290)	-0.50%
BorgWarner Inc	2,275	0.50%
CME Group Inc	(2,275)	-0.50%
Klepierre SA	2,268	0.49%
Cognizant Technology Solutions Corp	(2,268)	-0.49%
Hess Corp	2,267	0.49%
GoDaddy Inc	(2,267)	-0.49%
Dynatrace Inc	2,265	0.49%
Aspen Technology Inc	(2,265)	-0.49%
Hermes International	2,262	0.49%
First Citizens BancShares Inc	2,262	0.49%
Revvity Inc	(2,252)	-0.49%
Ball Corp	(2,252)	-0.49%
Boston Scientific Corp	2,251	0.49%
Gen Digital Inc	(2,251)	-0.49%
Deutsche Lufthansa AG	2,250	0.49%
Novo Nordisk A/S	2,250	0.49%
PG&E Corp	2,245	0.49%
AT&T Inc	(2,245)	-0.49%
MercadoLibre Inc	2,242	0.49%
Mondelez International Inc	2,242	0.49%
NVIDIA Corp	2,240	0.49%
Sonova Holding AG	(2,240)	-0.49%
Capcom Co Ltd	2,235	0.49%
Eisai Co Ltd	2,235	0.49%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
BKW AG	$2,232	0.49%
Zalando SE	(2,232)	-0.49%
Gartner Inc	2,221	0.48%
SGS SA	(2,221)	-0.48%
Medtronic PLC	(2,220)	-0.48%
Akamai Technologies Inc	(2,220)	-0.48%
Nexi SpA	(2,216)	-0.48%
PNC Financial Services Group Inc	(2,216)	-0.48%
Toshiba Corp	(2,203)	-0.48%
Hormel Foods Corp	(2,203)	-0.48%
International Business Machines Corp	(2,200)	-0.48%
Newmont Corp	(2,200)	-0.48%
Ibiden Co Ltd	2,191	0.48%
Capgemini SE	(2,191)	-0.48%
Pilbara Minerals Ltd	2,190	0.48%
Zoom Video Communications Inc	(2,190)	-0.48%
Bath & Body Works Inc	2,177	0.47%
Estee Lauder Cos Inc	(2,177)	-0.47%
Hershey Co	2,165	0.47%
Biogen Inc	2,165	0.47%
Colgate-Palmolive Co	(2,164)	-0.47%
3M Co	(2,164)	-0.47%
Hewlett Packard Enterprise Co	2,162	0.47%
Assurant Inc	(2,162)	-0.47%
Disco Corp	2,160	0.47%
Snowflake Inc	2,160	0.47%
Advanced Micro Devices Inc	2,145	0.47%
DocuSign Inc	(2,145)	-0.47%
Aker BP ASA	(2,143)	-0.47%
Cincinnati Financial Corp	(2,143)	-0.47%
Rakuten Group Inc	(2,142)	-0.47%
Ramsay Health Care Ltd	(2,142)	-0.47%
ZoomInfo Technologies Inc	(2,140)	-0.47%
Crowdstrike Holdings Inc	(2,140)	-0.47%
Advantest Corp	2,134	0.46%
Atlassian Corp	(2,134)	-0.46%
Palantir Technologies Inc	2,126	0.46%
Twilio Inc	(2,126)	-0.46%
Okta Inc	(2,070)	-0.45%
Pfizer Inc	(2,070)	-0.45%
Alfa Laval AB	2,068	0.45%
Duke Energy Corp	(2,068)	-0.45%
Edison International	2,039	0.44%
Sharp Corp	(2,039)	-0.44%
BioMarin Pharmaceutical Inc	2,035	0.44%
Trend Micro Inc	(2,035)	-0.44%
Element Fleet Management Corp	1,431	0.31%
Swire Pacific Ltd	1,431	0.31%
Generac Holdings Inc	(2,823)	-0.61%
Builders FirstSource Inc	2,533	0.55%
Rivian Automotive Inc	(2,531)	-0.55%
Carnival Corp	2,527	0.55%
Snap Inc	(2,506)	-0.55%
United Rentals Inc	2,498	0.54%
UniCredit SpA	2,493	0.54%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Royal Caribbean Cruises Ltd	$2,461	0.54%
Puma SE	(2,458)	-0.54%
Lattice Semiconductor Corp	2,450	0.53%
Nucor Corp	2,449	0.53%
MongoDB Inc	2,446	0.53%
Pinterest Inc	2,437	0.53%
Align Technology Inc	2,421	0.53%
Owens Corning	2,415	0.53%
PACCAR Inc	2,405	0.52%
Steel Dynamics Inc	2,402	0.52%
Universal Health Services Inc	2,400	0.52%
NVR Inc	2,397	0.52%
Liberty Media Corp-Liberty SiriusXM	(2,394)	-0.52%
Southwest Airlines Co	(2,390)	-0.52%
PulteGroup Inc	2,389	0.52%
West Pharmaceutical Services Inc	2,388	0.52%
Hasbro Inc	(2,383)	-0.52%
Dollar Tree Inc	(2,382)	-0.52%
Arch Capital Group Ltd	2,378	0.52%
Fiserv Inc	2,376	0.52%
BILL Holdings Inc	(2,374)	-0.52%
Straumann Holding AG	2,362	0.51%
Monolithic Power Systems Inc	2,360	0.51%
KLA Corp	2,359	0.51%
Rockwell Automation Inc	2,358	0.51%
Charles Schwab Corp	(2,355)	-0.51%
Applied Materials Inc	2,352	0.51%
IDEXX Laboratories Inc	2,351	0.51%
Intuitive Surgical Inc	2,347	0.51%
Banco Bilbao Vizcaya Argentaria SA	2,338	0.51%
Chipotle Mexican Grill Inc	2,334	0.51%
Sumitomo Mitsui Financial Group	2,333	0.51%
Stanley Black & Decker Inc	(2,331)	-0.51%
Heidelberg Materials AG	2,325	0.51%
Schlumberger NV	2,324	0.51%
Datadog Inc	(2,323)	-0.51%
Associated British Foods PLC	2,320	0.51%
Jack Henry & Associates Inc	(2,313)	-0.50%
Ameriprise Financial Inc	2,311	0.50%
Meta Platforms Inc	2,309	0.50%
Cenovus Energy Inc	(2,308)	-0.50%
Yamaha Motor Co Ltd	2,305	0.50%
Bentley Systems Inc	2,301	0.50%
Entegris Inc	(2,298)	-0.50%
Mizuho Financial Group Inc	2,294	0.50%
Principal Financial Group Inc	2,293	0.50%
Hyatt Hotels Corp	2,289	0.50%
Sysco Corp	(2,286)	-0.50%
GSK PLC	(2,283)	-0.50%
Johnson & Johnson	(2,278)	-0.50%
First Solar Inc	2,274	0.50%
Coterra Energy Inc	(2,269)	-0.49%
Merck & Co Inc	2,266	0.49%
L3Harris Technologies Inc	(2,263)	-0.49%
Omnicom Group Inc	2,261	0.49%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Union Pacific Corp	$(2,260)	-0.49%
Broadcom Inc	2,259	0.49%
TELUS Corp	(2,258)	-0.49%
Fidelity National Informationn Services Inc	(2,257)	-0.49%
CH Robinson Worldwide Inc	(2,254)	-0.49%
Microsoft Corp	(2,249)	-0.49%
APA Corp	(2,247)	-0.49%
Molson Coors Beverage Co	2,246	0.49%
Las Vegas Sands Corp	2,244	0.49%
Waters Corp	(2,238)	-0.49%
Sealed Air Corp	(2,237)	-0.49%
Commerzbank AG	2,236	0.49%
Renesas Electronics Corp	2,230	0.49%
Westrock Co	(2,229)	-0.49%
Constellation Energy Corp	2,228	0.49%
Informa PLC	2,227	0.49%
Paychex Inc	(2,226)	-0.49%
Cie Generale des Etablissement Michelin	(2,224)	-0.48%
Algonquin Power & Utilities Co	(2,223)	-0.48%
Pearson PLC	(2,219)	-0.48%
UnitedHealth Group Inc	(2,218)	-0.48%
Darling Ingredients Inc	(2,215)	-0.48%
Crown Holdings Inc	(2,211)	-0.48%
Gilead Sciences Inc	2,210	0.48%
Paramount Global	(2,209)	-0.48%
Toyota Motor Corp	(2,206)	-0.48%
Nidec Corp	(2,202)	-0.48%
Marubeni Corp	2,201	0.48%
Dominion Energy Inc	(2,195)	-0.48%
UGI Corp	(2,193)	-0.48%
Ajinomoto Co Inc	2,189	0.48%
Erie Indemnity Co	2,188	0.48%
ASM International NV	2,187	0.48%
WiseTech Global Ltd	2,183	0.48%
Digital Realty Trust Inc	(1,091)	-0.24%
Next PLC	(1,091)	-0.24%
Juniper Networks Inc	(2,181)	-0.48%
CyberAgent Inc	(2,179)	-0.47%
Interpublic Group of Companies Inc	2,178	0.47%
F5 Inc	(2,176)	-0.47%
Seagate Technology Holdings PLC	(2,175)	-0.47%
MatsukiyoCocokara & Co	2,173	0.47%
Phillips 66	2,172	0.47%
Porsche Automobil Holding SE	(2,171)	-0.47%
First Horizon Corp	(2,168)	-0.47%
Orsted AS	(2,163)	-0.47%
Truist Financial Corp	(2,151)	-0.47%
Zscaler Inc	(2,148)	-0.47%
Telia Co AB	(2,147)	-0.47%
Oracle Corp	2,146	0.47%
Teleperformance	(2,136)	-0.47%
Eurofins Scientific SE	(2,135)	-0.47%
Z Holdings Corp	(2,133)	-0.46%
Alnylam Pharmaceuticals Inc	2,130	0.46%
Atlas Copco AB	2,129	0.46%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Keppel Corp Ltd	$2,128	0.46%
Novocure Ltd	(2,122)	-0.46%
Western Digital Corp	(2,119)	-0.46%
Muenchener Rueckversicherungs-Gesellschaft AG	2,108	0.46%
KeyCorp	(2,104)	-0.46%
Sands China Ltd	2,088	0.45%
Intertek Group PLC	(2,087)	-0.45%
Enphase Energy Inc	(2,083)	-0.45%
Intel Corp	(2,079)	-0.45%
General Mills Inc	2,078	0.45%
Allstate Corp	(2,077)	-0.45%
Regeneron Pharmaceuticals Inc	2,075	0.45%
ABN AMRO Bank NV	2,073	0.45%
Teleflex Inc	(2,065)	-0.45%
Bank Leumi Le-Israel	(2,058)	-0.45%
BOC Hong Kong Holdings Ltd	(2,050)	-0.45%
CF Industries Holdings Inc	(2,038)	-0.44%
M3 Inc	(2,030)	-0.44%
Etsy Inc	2,008	0.44%
Baker Hughes Co	(1,990)	-0.43%
Baloise Holding AG	(1,967)	-0.43%
Hang Seng Bank Ltd	(1,965)	-0.43%
DTE Energy Co	(1,941)	-0.42%
Persimmon PLC	(1,940)	-0.42%
Coca-Cola Co	(1,937)	-0.42%
Idemitsu Kosan Co Ltd	(1,934)	-0.42%
VAT Group AG	1,928	0.42%
Repligen Corp	1,924	0.42%
Temenos AG	(1,919)	-0.42%
Coca-Cola Europacific Partners PLC	1,845	0.40%
Lendlease Corp Ltd	(1,817)	-0.40%
Kobayashi Pharmaceutical Co Ltd	(1,813)	-0.39%
Gaming and Leisure Properties Inc	1,810	0.39%
Ocado Group PLC	(1,782)	-0.39%
Texas Pacific Land Corp	(1,763)	-0.38%
Kingspan Group PLC	(1,752)	-0.38%
General Dynamics Corp	(1,748)	-0.38%
iA Financial Corp Inc	1,736	0.38%
L’Oreal SA	1,725	0.38%
Mosaic Co	(1,694)	-0.37%
Tryg A/S	(1,677)	-0.37%
Groupe Bruxelles Lambert NV	(1,655)	-0.36%
Renault SA	1,626	0.35%
Euronext NV	(1,570)	-0.34%
BP PLC	1,547	0.34%
Woodside Energy Group Ltd	1,542	0.34%
Elevance Health Inc	(1,525)	-0.33%
SIG Group AG	1,524	0.33%
Wartsila OYJ Abp	1,516	0.33%
Roche Holding AG	(1,496)	-0.33%
Lixil Corp	(1,433)	-0.31%
AIB Group PLC	1,429	0.31%
Pan American Silver Corp	(1,426)	-0.31%
Fresenius Medical Care AG & Co	(1,405)	-0.31%
Verbund AG	(1,396)	-0.30%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Marvell Technology Inc	$1,379	0.30%
Solvay SA	1,371	0.30%
Northern Star Resources Ltd	1,361	0.30%
Check Point Software Technologies Ltd	(1,335)	-0.29%
Iron Mountain Inc	667	0.15%
DiaSorin SpA	(667)	-0.15%
J M Smucker Co	1,327	0.29%
Intesa Sanpaolo SpA	1,313	0.29%
TFI International Inc	1,303	0.28%
ACS Actividades de Construccion y Servicios SA	1,292	0.28%
Getlink SE	(1,251)	-0.27%
REA Group Ltd	1,242	0.27%
Amcor PLC	(1,233)	-0.27%
Monday.com Ltd	1,208	0.26%
Restaurant Brands International Inc	1,181	0.26%
Republic Services Inc	(1,166)	-0.25%
SEB SA	(1,155)	-0.25%
ESR Group Ltd	(1,150)	-0.25%
Synchrony Financial	1,148	0.25%
Halliburton Co	(1,131)	-0.25%
Julius Baer Group Ltd	1,106	0.24%
Kingfisher PLC	(1,104)	-0.24%
Danske Bank A/S	1,070	0.23%
Bollore SE	1,065	0.23%
Resona Holdings Inc	1,055	0.23%
DCC PLC	(1,048)	-0.23%
Quebecor Inc	1,043	0.23%
Wise PLC	1,024	0.22%
Saputo Inc	1,017	0.22%
Ingersoll Rand Inc	1,004	0.22%
Alcoa Corp	(993)	-0.22%
Carlsberg AS	967	0.21%
National Australia Bank Ltd	(934)	-0.20%
Singapore Exchange Ltd	(913)	-0.20%
HelloFresh SE	(908)	-0.20%
Salmar ASA	(905)	-0.20%
Washington H Soul Pattinson & Co Ltd	874	0.19%
Shimadzu Corp	(862)	-0.19%
Chocoladefabriken Lindt & Sprungli AG	842	0.18%
Bachem Holding AG	825	0.18%
Clorox Co	811	0.18%
Cellnex Telecom SA	(749)	-0.16%
Nippon Shinyaku Co Ltd	(726)	-0.16%
Jeronimo Martins SGPS SA	713	0.16%
Kering SA	(702)	-0.15%
Spark New Zealand Ltd	693	0.15%
voestalpine AG	674	0.15%
Hakuhodo DY Holdings Inc	663	0.14%
Northland Power Inc	(658)	-0.14%
Sage Group PLC	321	0.07%
Parkland Corp	(321)	-0.07%
Ipsen SA	318	0.07%
Atlas Copco AB	318	0.07%
Norsk Hydro ASA	598	0.13%
Berkeley Group Holdings PLC	(595)	-0.13%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
SITC International Holdings Co	$(578)	-0.13%
Nomura Research Institute Ltd	(565)	-0.12%
Global Payments Inc	(558)	-0.12%
Sartorius Stedim Biotech	(499)	-0.11%
NIKE Inc	(488)	-0.11%
FirstService Corp	465	0.10%
Tesla Inc	(453)	-0.10%
Nutrien Ltd	(449)	-0.10%
Hikma Pharmaceuticals PLC	448	0.10%
USS Co Ltd	(436)	-0.10%
Volvo Car AB	(420)	-0.09%
Volkswagen AG	(413)	-0.09%
Computershare Ltd	(392)	-0.09%
Nuvei Corp	(387)	-0.08%
Adevinta ASA	370	0.08%
Fujitsu Ltd	(301)	-0.07%
DaVita Inc	293	0.06%
Shimano Inc	(282)	-0.06%
Pembina Pipeline Corp	(281)	-0.06%
Elia Group SA/NV	(280)	-0.06%
UCB SA	(265)	-0.06%
Gjensidige Forsikring ASA	(260)	-0.06%
Compass Group PLC	(248)	-0.05%
Sofina SA	(241)	-0.05%
Talanx AG	236	0.05%
Argenx SE	232	0.05%
Fast Retailing Co Ltd	220	0.05%
La Francaise des Jeux SAEM	(205)	-0.04%
abrdn plc	197	0.04%
Kongsberg Gruppen ASA	171	0.04%
Nemetschek SE	(134)	-0.03%
Hargreaves Lansdown PLC	(131)	-0.03%
SG Holdings Co Ltd	(121)	-0.03%
Nippon Building Fund Inc	(115)	-0.03%
Wharf Real Estate Investment Co Ltd	101	0.02%
Darden Restaurants Inc	52	0.01%
Origin Energy Ltd	41	0.01%
Genmab A/S	6	0.00%
Singapore Technologies Engineering	(3)	0.00%
Hologic Inc	1	0.00%
CAE Inc	(1)	0.00%
Pioneer Natural Resources Co	(1)	0.00%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 Total Return Index	$(432,213)	-83.19%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$373,555	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Future	S&P 500 E-mini Future Sep23	$(10,522)	-5.31%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Japanese Yen Spot	$110,041	34.98%
	Norwegian Krone Spot	(42,691)	-13.57%
	British Pound Spot	(39,150)	-12.45%
	Canadian Dollar Spot	(30,690)	-9.76%
	Euro Spot	(23,594)	-7.50%
	Swedish Krona Spot	21,154	6.73%
	Swiss Franc Spot	(16,256)	-5.17%
	Australian Dollar Spot	10,368	3.30%
	New Zealand Dollar Spot	7,085	2.25%

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2023:

As of June 30, 2023, all of the Fund’s investments in securities were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$–	$66	$–	$66
Unrealized Depreciation	–	(46)	–	(46)

Total Other Financial Instruments	$–	$20	$–	$20

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

June 30, 2023

(Unaudited)

At June 30, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS
Short-Term Investment	78.6%
Financials	21.4%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value (000)
Common Stock	51.8%	$26,793
U.S. Treasury Obligations	14.0	7,225
Corporate Obligations	6.7	3,469
Sovereign Bonds	1.8	917
Convertible Bond	0.1	68

Total Investments	74.4	38,472
Total Other Assets and Liabilities	25.6	13,218

Net Assets	100.0%	$51,690

*Percentages are based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $51,690 (000))
COMMON STOCK — 51.8%

	Shares	Fair Value (000)
BRAZIL — 0.3%
MercadoLibre*	133	$157

CANADA — 3.1%
Barrick Gold	93,431	1,582

CHINA — 0.8%
Tencent Holdings	10,000	423

FRANCE — 0.4%
Orange	17,499	204

GERMANY — 0.4%
Siemens	1,159	193

GREECE — 0.2%
OPAP	5,846	102

INDONESIA — 0.4%
Telkom Indonesia Persero	742,100	198

JAPAN — 3.1%
Acom	9,300	22
AEON Financial Service	2,600	23
Air Water	1,800	25
Alfresa Holdings	1,500	22
Canon	1,000	26

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
JAPAN — (continued)
Central Japan Railway	300	$37
Chiba Bank	3,600	22
Chubu Electric Power	2,100	26
Coca-Cola Bottlers Japan Holdings	2,100	22
COMSYS Holdings	1,300	26
Concordia Financial Group	6,200	24
Dai-ichi Life Holdings	1,300	25
East Japan Railway	400	22
Electric Power Development	1,400	21
ENEOS Holdings	6,600	23
Fuji	1,400	25
Fuji Media Holdings	2,500	26
Fukuoka Financial Group	1,300	27
Hisamitsu Pharmaceutical	900	24
Horiba	500	29
Izumi	1,000	24
Japan Exchange Group	1,400	24
Japan Post Bank	2,900	23
Japan Post Holdings	2,700	19
Japan Tobacco	5,088	111
KDDI	700	22
Kobe Steel	3,100	28
K’s Holdings	2,600	23
Mitsubishi HC Capital	4,400	26
Mitsubishi UFJ Financial Group	3,600	26
Mizuho Financial Group	1,500	23
MS&AD Insurance Group Holdings	700	25
Nippon Telegraph & Telephone	17,500	21
Oji Holdings	5,800	22
Rohto Pharmaceutical	1,100	25
Sankyo	500	20
Santen Pharmaceutical	2,700	23
SBI Holdings	1,100	21
Seven Bank	11,300	22
Shimamura	300	28
Shizuoka Financial Group	3,100	22
SoftBank	2,100	22
SoftBank Group	600	28
Sony Group	1,000	90
Sugi Holdings	600	27

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
JAPAN — (continued)
Sumitomo Mitsui Trust Holdings	600	$21
Sundrug	900	27
Suzuken	700	19
Taisei	2,631	91
TIS	900	22
Tokyo Century	700	25
Tokyo Gas	1,100	24
Toyota Motor	8,200	131
Yamada Holdings	6,900	20

		1,622

MEXICO — 0.8%
America Movil ADR	18,739	405

NETHERLANDS — 1.7%
Adyen*	361	625
ASML Holding, Cl G	351	254

		879

SINGAPORE — 1.3%
Jardine Cycle & Carriage	9,541	246
Singapore Telecommunications	108,100	200
UOL Group	50,434	239

		685

SOUTH AFRICA — 0.5%
MTN Group	35,032	257

SOUTH KOREA — 0.9%
Kia	2,563	172
Pan Ocean	23,172	91
Samsung Electronics	3,790	208

		471

SPAIN — 0.4%
Telefonica	47,980	195

SWEDEN — 0.4%
Evolution	1,816	230

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
TAIWAN — 0.8%
Catcher Technology	5,108	$29
Hon Hai Precision Industry	26,620	97
Taiwan Semiconductor Manufacturing ADR	2,452	247
Voltronic Power Technology	1,000	63

		436

UNITED KINGDOM — 0.9%
AstraZeneca	1,707	245
BAE Systems	17,507	206

		451

UNITED STATES — 35.4%
Adobe*	564	276
AES	1,402	29
Alphabet, Cl C*	5,496	665
Altria Group	3,703	168
Amazon.com*	4,928	643
Ameren	356	29
American Electric Power	346	29
Apple	5,895	1,144
Atmos Energy	282	33
Boeing*	460	97
Booking Holdings*	77	208
CACI International, Cl A*	878	299
Campbell Soup	3,527	161
Cardinal Health	3,311	313
CenterPoint Energy	1,054	31
Cheniere Energy	2,074	316
CME Group, Cl A	1,139	211
CMS Energy	518	31
Consolidated Edison	320	29
Crowdstrike Holdings, Cl A*	3,564	523
Dominion Energy	566	29
DTE Energy	284	31
Duke Energy	324	29
Edison International	432	30
Eli Lilly	664	311
Endeavor Group Holdings, Cl A*	17,319	414
Energy Transfer	16,403	208
Entergy	298	29

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Enterprise Products Partners	10,076	$266
Euronet Worldwide*	3,797	446
Evergy	514	30
Eversource Energy	412	29
Exelon	742	30
FirstEnergy	828	32
Fortinet*	4,383	331
General Mills	2,231	171
Gilead Sciences	415	32
Hologic*	4,989	404
Jabil	2,430	262
Jazz Pharmaceuticals*	1,891	234
Kellogg	1,117	75
Kinder Morgan	24,066	414
Liberty Media -Liberty Formula One, Cl C*	5,189	391
Manhattan Associates*	2,051	410
Marathon Petroleum	949	111
Mastercard, Cl A	682	268
Meta Platforms, Cl A*	1,272	365
Microsoft	3,375	1,149
Newmont	36,738	1,567
NextEra Energy	416	31
NiSource	1,134	31
NRG Energy	954	36
Nucor	1,384	227
NVIDIA	1,474	624
PG&E*	1,841	32
Philip Morris International	5,457	533
Pinnacle West Capital	408	33
Plains All American Pipeline	9,994	141
Post Holdings*	935	81
PPL	1,116	30
Prologis	2,392	293
Public Service Enterprise Group	502	31
Regeneron Pharmaceuticals*	540	388
Science Applications International	3,751	422
Southern	430	30
Toll Brothers	1,548	122
Universal Health Services, Cl B	2,527	399
Vertex Pharmaceuticals*	655	231

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

COMMON STOCK — continued

	Shares		Fair Value (000)
UNITED STATES — (continued)
WEC Energy Group		330	$29
Westlake		682	82
World Wrestling Entertainment, Cl A		10,282	1,115
Xcel Energy		458	29

			18,303

TOTAL COMMON STOCK
(Cost $25,948) (000)			26,793

U.S. TREASURY OBLIGATIONS — 14.0%

	Face Amount (000)
U.S. Treasury Bill
5.371%, 12/07/23(A)		$840	$821
4.958%, 10/26/23(A)		840	826
U.S. Treasury Inflation Indexed Bonds
0.125%, 01/15/30		6,220	5,578

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,676) (000)			7,225

CORPORATE OBLIGATIONS — 6.7%

FINLAND — 0.4%
Nordea Bank
4.750%, 09/22/25 (B)		200	196

GERMANY — 0.4%
Volkswagen International Finance MTN
4.250%, 02/15/28	EUR	200	216

MEXICO — 0.3%
Petroleos Mexicanos
6.700%, 02/16/32		$200	152

NORWAY — 0.4%
Equinor MTN
6.875%, 03/11/31	GBP	140	193

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)		Fair Value (000)

SAUDI ARABIA — 0.4%
Saudi Arabian Oil MTN
3.500%, 04/16/29 (B)		$200	$184

SOUTH KOREA — 0.3%
SK Hynix
1.500%, 01/19/26 (B)		200	177

TAIWAN — 0.3%
TSMC Arizona
1.750%, 10/25/26		200	180

UNITED ARAB EMIRATES — 0.3%
Galaxy Pipeline Assets Bidco
2.940%, 09/30/40 (B)		190	152

UNITED KINGDOM — 0.3%
HSBC Holdings
3.973%, TSFR3M + 1.872%, 05/22/30 (C)		200	180

UNITED STATES — 3.6%
Broadcom
4.300%, 11/15/32		420	385
Cadence Design Systems
4.375%, 10/15/24		50	49
Gilead Sciences
2.500%, 09/01/23		50	50
Jabil
4.250%, 05/15/27		70	67
Marathon Oil
6.800%, 03/15/32		200	207
Micron Technology
2.703%, 04/15/32		260	205
Nexstar Media
5.625%, 07/15/27 (B)		70	65
Philip Morris International
3.125%, 06/03/33	EUR	230	231

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Plains All American Pipeline
6.650%, 01/15/37	$200	$201
Regeneron Pharmaceuticals
1.750%, 09/15/30	250	199
Schlumberger Finance Canada
1.400%, 09/17/25	70	64
Take-Two Interactive Software
3.300%, 03/28/24	50	49
VMware
3.900%, 08/21/27	70	67

		1,839

TOTAL CORPORATE OBLIGATIONS
(Cost $3,448) (000)		3,469

SOVEREIGN BONDS — 1.8%

BRAZIL — 0.4%
Brazilian Government International Bond
4.250%, 01/07/25	200	196

POLAND — 0.4%
Republic of Poland Government International Bond
3.250%, 04/06/26	200	192

QATAR — 0.4%
Qatar Government International Bond
5.103%, 04/23/48(B)	200	199

HUNGARY — 0.3%
Hungary Government International Bond
2.125%, 09/22/31(B)	200	155

SAUDI ARABIA — 0.3%
Saudi Government International Bond MTN
4.500%, 10/26/46(B)	200	175

TOTAL SOVEREIGN BONDS
(Cost $913) (000)		917

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

CONVERTIBLE BOND — 0.1%

	Face Amount (000)	Fair Value (000)

UNITED STATES — 0.1%
Palo Alto Networks
0.75%, 07/01/23	$25	$68

TOTAL CONVERTIBLE BONDS
(Cost $25) (000)		68

TOTAL INVESTMENTS — 74.4%
(Cost $38,010) (000)		$38,472

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On June 30, 2023, the value of these securities amounted $1,303 (000) and represented 2.5% of net assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Open futures contracts held by the Fund at June 30, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized
Long Contracts Gold	2	Aug-2023	$398	$386	$(12)

Open OTC Swap Contracts held by the Fund at June 30, 2023 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	**DBCMDBCN INDEX	0.04%	ASSET RETURN	Quarterly	06/03/24	USD	$7,500	$(152)	$–	$(152)
Goldman Sachs	**GSCHEMBA INDEX	SOFR +0.98%	ASSET RETURN	N/A	11/24/25	USD	1,002	–	–	–
Goldman Sachs	**GSCHEULG INDEX	SOFR +0.78%	ASSET RETURN	N/A	12/01/25	USD	1,461	111	–	111
Goldman Sachs	**GSCHLAT2 INDEX	SOFR +0.85%	ASSET RETURN	N/A	03/09/26	USD	193	27	–	27

							$10,156	$(14)	$–	$(14)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

** The following tables represent the individual underlying components comprising the Total Return Swaps at June 30, 2023. All underlying notionals are in U.S. Dollar.

**DBCMDBCN Index: Tracks a rules based strategy relating to movements in the commodity market

	Top Underlying Components	Notional	Percentage of Notional
Index	Deutsche Bank DBLCI OYE Front Month Gold ER	$1,227,064	16.70%
	Deutsche Bank DBLCI OYE Front Month Soybean ER	1,046,153	14.24%
	Deutsche Bank DBLCI OYE Front Month Corn ER	959,948	13.06%
	Deutsche Bank DBLCI OYE Front Month Natural Gas ER	671,725	9.14%
	Bloomberg Live Cattle Subindex	600,524	8.17%
	Deutsche Bank DBLCI OYE Front Month Soyabean Oil ER	433,409	5.90%
	Deutsche Bank DBLCI OYE Front Month Silver ER	370,214	5.04%
	Deutsche Bank DBLCI OYE Front Month Soybean Meal ER	311,937	4.24%
	Deutsche Bank DBLCI OYE Front Month Wheat ER	266,996	3.63%
	Deutsche Bank DBLCI OYE Front Month Brent Crude Oil ER	251,033	3.42%
	Deutsche Bank DBLCI OYE Front Month WTI Crude Oil ER	219,725	2.99%
	Deutsche Bank DBLCI OYE Front Month Comex Copper ER Index	201,217	2.74%
	Deutsche Bank DBLCI OYE Front Month Aluminium ER	191,483	2.61%
	Deutsche Bank DBLCI OYE Front Month Cotton ER	180,048	2.45%
	Deutsche Bank DBLCI OYE Front Month Nickel ER	172,798	2.35%
	Bloomberg Lean Hogs Subindex	147,757	2.01%
	Deutsche Bank DBLCI OYE Front Month Gas Oil ER	145,592	1.98%
	Deutsche Bank DBLCI OYE Front Month Sugar ER	136,194	1.85%
	Deutsche Bank DBLCI OYE Front Month Gasoline ER	118,860	1.62%
	Deutsche Bank DBLCI OYE Front Month Kansas Wheat ER	96,969	1.32%
	Deutsche Bank DBLCI OYE Front Month Zinc ER	80,257	1.09%
	Deutsche Bank DBLCI OYE Front Month Heating Oil ER	75,913	1.03%
	Deutsche Bank DBLCI OYE Front Month Coffee ER	73,853	1.00%
	Deutsche Bank DBLCI OYE Front Month Lead ER	33,663	0.46%

**GSCHEMBA INDEX: Long basket of attractive Emerging Market stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	United Laboratories International Holdings Ltd	$47,665	4.63%
	CRRC Corp Ltd	42,397	4.12%
	POSCO Holdings Inc	42,100	4.09%
	Powertech Technology Inc	37,315	3.62%
	Metallurgical Corp of China Ltd	35,322	3.43%
	Cia Paranaense de Energia	35,142	3.41%
	Coca-Cola Femsa SAB de CV	34,357	3.34%
	Shanghai Industrial Holdings Ltd	33,856	3.29%
	Agricultural Bank of China Ltd	32,800	3.19%
	CITIC Ltd	31,602	3.07%
	China Minsheng Banking Corp Ltd	31,152	3.03%
	Samsung Securities Co Ltd	30,798	2.99%
	Bangkok Bank PCL	30,660	2.98%
	People’s Insurance Company Group of China Ltd	30,641	2.98%
	Tianneng Power International Ltd	30,331	2.95%
	Bank of China Ltd	29,838	2.90%
	China CITIC Bank Corp Ltd	29,235	2.84%
	BNK Financial Group Inc	29,224	2.84%
	EDP - Energias do Brasil SA	28,646	2.78%
	Metalurgica Gerdau SA	28,607	2.78%
	Industrial & Commercial Bank of China Ltd	28,140	2.73%
	Korea Investment Holdings Co Ltd	27,384	2.66%
	Industrial Bank of Korea	27,231	2.64%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Chongqing Rural Commercial Bank Co Ltd	$26,630	2.59%
China Everbright Bank Co Ltd	25,977	2.52%
Samsung Card Co Ltd	25,902	2.52%
CJ Corp	25,841	2.51%
PICC Property & Casualty Co Ltd	25,588	2.49%
KT&G Corp	25,332	2.46%
PTT Global Chemical PCL	24,275	2.36%
AMMB Holdings Berhad	22,912	2.23%
Shinsegae Inc	20,894	2.03%
Seegene Inc	19,438	1.89%
Alpek SAB de CV	17,899	1.74%
Indo Tambangraya Megah Tbk PT	14,441	1.40%

**GSCHEULG Index: Long basket of attractive EU and UK stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	Fresenius Medical Care AG & Co	$58,030	3.59%
	3i Group PLC	57,124	3.53%
	Heidelberg Materials AG	56,249	3.48%
	Bayerische Motoren Werke AG	53,422	3.31%
	E.ON SE	50,955	3.15%
	Talanx AG	49,193	3.04%
	Dassault Aviation SA	47,644	2.95%
	Infineon Technologies AG	47,556	2.94%
	Mercedes-Benz Group AG	46,856	2.90%
	Alten SA	46,535	2.88%
	Kuehne + Nagel International AG	46,120	2.85%
	Helvetia Holding AG	46,048	2.85%
	Assicurazioni Generali SpA	43,785	2.71%
	Novartis AG	43,742	2.71%
	Stellantis NV	43,601	2.70%
	ING Groep NV	42,165	2.61%
	Wendel SE	42,103	2.61%
	Engie SA	41,947	2.60%
	Eurazeo SE	41,569	2.57%
	Ipsen SA	39,981	2.47%
	GSK PLC	39,701	2.46%
	Naturgy Energy Group SA	39,682	2.46%
	Taylor Wimpey PLC	39,364	2.44%
	ArcelorMittal SA	38,858	2.40%
	Mapfre SA	38,447	2.38%
	BT Group PLC	38,416	2.38%
	Logitech International SA	37,837	2.34%
	Zurich Insurance Group AG	37,016	2.29%
	Eni SpA	36,606	2.27%
	Rubis SCA	36,259	2.24%
	TotalEnergies SE	35,777	2.21%
	Roche Holding AG	35,113	2.17%
	DS Smith PLC	35,106	2.17%
	Volkswagen AG	32,872	2.03%
	NN Group NV	32,655	2.02%
	Telefonaktiebolaget LM Ericsson	32,632	2.02%
	Orion Oyj	30,823	1.91%
	Yara International ASA	28,306	1.75%
	Aker BP ASA	26,039	1.61%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

**GSCHLAT2 INDEX: Long basket of attractive Latin America stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	Petroleo Brasileiro SA	$43,615	19.54%
	Banco do Brasil SA	22,735	10.18%
	Itausa SA	16,093	7.21%
	Gerdau SA	9,282	4.16%
	Fibra Uno Administracion SA de CV	8,689	3.89%
	Banco Bradesco SA	7,172	3.21%
	Arca Continental SAB de CV	6,720	3.01%
	Vibra Energia SA	6,622	2.97%
	Coca-Cola Femsa SAB de CV	6,490	2.91%
	Cia Energetica de Minas Gerais	5,922	2.65%
	Natura & Co Holding SA	5,802	2.60%
	Banco del Bajio SA	5,615	2.51%
	Alfa SAB de CV	4,655	2.09%
	Qualitas Controladora SAB de CV	4,608	2.06%
	Empresas Copec SA	4,543	2.03%
	Ultrapar Participacoes SA	4,478	2.01%
	Transmissora Alianca de Energia Eletrica SA	4,196	1.88%
	Embraer SA	4,172	1.87%
	JBS S/A	3,936	1.76%
	Cencosud SA	3,889	1.74%
	Banco de Credito e Inversiones	3,235	1.45%
	Empresas CMPC SA	3,156	1.41%
	Orbia Advance Corp SAB de CV	3,133	1.40%
	Falabella SA	3,051	1.37%
	Cia Paranaense de Energia	2,789	1.25%
	Metalurgica Gerdau SA	2,409	1.08%
	Cia Siderurgica Nacional SA	2,325	1.04%
	CPFL Energia SA	2,089	0.94%
	EDP - Energias do Brasil SA	1,991	0.89%
	BRF SA	1,868	0.84%
	Cia Sud Americana de Vapores SA	1,817	0.81%
	Bradespar SA	1,813	0.81%
	Colbun SA	1,781	0.80%
	Caixa Seguridade Participacoes SA	1,723	0.77%
	Braskem SA	1,675	0.75%
	Embotelladora Andina SA	1,637	0.73%
	Raizen SA	1,386	0.62%
	Neoenergia SA	1,350	0.60%
	Locaweb Servicos de Internet SA	1,191	0.53%
	Via SA	1,024	0.46%
	Banco Itau Chile SA	969	0.43%
	Marfrig Global Foods SA	698	0.31%
	Alpek SAB de CV	574	0.26%
	Qualicorp Consultoria e Corretra Seguros SA	230	0.10%
	Controladora AXTEL SAB DE CV	97	0.04%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2023:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stock	$26,793	$—	$—	$26,793

U.S. Treasury Obligations	—	7,225	—	7,225

Corporate Obligations	—	3,469	—	3,469

Sovereign Bonds	—	917	—	917

Convertible Bond	—	68	—	68

Total Investments in Securities	$26,793	$11,679	$—	$38,472

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Futures Contracts*
Unrealized Depreciation	$(12)	$—	$—	$(12)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	138	—	138
Unrealized Depreciation	—	(152)	—	(152)

Total Other Financial Instruments	$(12)	$(14)	$—	$(26)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

June 30, 2023

(Unaudited)

At June 30, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SECTOR WEIGHTINGS

Information Technology	17.7%

U.S. Treasury Obligations	14.5%

Communication Services	13.0%

Materials	9.2%

Industrials	9.1%

Health Care	7.5%

Energy	6.8%

Financials	6.3%

Consumer Discretionary	5.6%

Consumer Staples	4.3%

Sovereign Bonds	2.4%

Utilities	2.2%

Real Estate	1.4%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

GLOSSARY

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

OTC — Over The Counter

PIK — Payment-in-Kind

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TBA — To be Announced

TSFR— Term Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $1,359,845 and $1,490)	$1,349,969	$1,476
Foreign Currency, at Fair Value (Cost $1,547 and $–)	1,563	–
OTC Swap Contracts, at Fair Value (Cost $2,568 and $–)	16,908	66
Receivable for Investments Sold	148,775	–
Cash	146,898	188
Cash Pledged as Collateral for Swap Contracts	38,927	310
Cash Pledged as Collateral for Futures Contracts	29,370	–
Variation Margin Receivable for Centrally Cleared Swap Contracts	17,013	–
Receivable for Capital Shares Sold	10,787	–
Dividend and Interest Receivable	6,142	6
Unrealized Appreciation on Forward Foreign Currency Contracts	4,301	–
Variation Margin Receivable for Futures Contracts	902	–
Reclaim Receivable	2	–
Reimbursement from Advisor	–	6
Prepaid Trustees Fees	4	–
Prepaid Expenses	68	–

Total Assets	1,771,629	2,052

Liabilities:
Payable for Investment Securities Purchased	$753,616	$–
Securities Sold Short at value (Proceeds $19,966 and $–)	20,091	–
OTC Swap Contracts, at Fair Value (Premiums Received $3,023 and $–)	16,404	46
Unrealized Depreciation on Forward Foreign Currency Contracts	3,679	–
Payable for Capital Shares Redeemed	1,585	–
Written Options, at Fair Value (Premiums Received $– and $–)	941	–
Variation Margin Payable for Futures Contracts	751	–
Payable for Transfer Agent Fees	71	4
Payable Due to Administrator	59	6
Payable for Audit Fees	45	14
Unrealized Depreciation on Foreign Spot Currency Contracts	14	–
Chief Compliance Officer Fees Payable	9	1
Variation Margin Payable for Centrally Cleared Swap Contracts	4	–
Payable for Legal Fees	–	19
Payable for Printing Fees	–	5
Distribution Fees payable Class A	7	–
Other Accrued Expenses and Other Payables	1,046	12

Total Liabilities	798,322	107

Net Assets	$973,307	$1,945

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

	FS Multi-Strategy Alternatives Fund		FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (1)
Net Assets Consist of:

Paid-in Capital	$961,489		$1,996

Total Distributable Earnings/(Loss)	11,818		(51)

Net Assets	$973,307		$1,945

Class A Shares:

Net Assets	$32,775		$24
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	3,001,029		2,500

Net Asset Value, Offering and Redemption Price Per Share	$10.92	‡	$9.71‡

Maximum Offering Price Per Share ($10.92/94.25%,$9.71/94.25%)	11.59		10.30

Class I Shares:

Net Assets	$940,532		$1,921
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	85,651,197		197,500

Net Asset Value, Offering and Redemption Price Per Share	$10.98	‡	$9.72‡

(1)	Amounts shown In Thousands with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

‡	Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being Rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

FS Chiron Real Development Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $38,010)	$38,472
OTC Swap Contracts, at Fair Value (Premiums paid $–)	138
Cash	12,530
Cash Pledged as Collateral for Swap Contracts	597
Receivable for Capital Shares Sold	246
Dividend and Interest Receivable	131
Reclaim Receivable	15
Variation Margin Receivable for Futures Contracts	2
Prepaid Expenses	24

Total Assets	52,155

Liabilities:
OTC Swap Contracts, at Fair Value (Premiums Received $–)	$152
Payable for Investment Securities Purchased	138
Payable Due to Administrator	71
Payable Due to Adviser	34
Payable for Legal Fees	23
Payable for Audit Fees	14
Chief Compliance Officer Fees Payable	3
Unrealized Depreciation on Foreign Spot Currency Contracts	1
Other Accrued Expenses and Other Payables	29

Total Liabilities	465

Net Assets	$51,690

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

FS Chiron Real Development Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (1)
Net Assets Consist of:

Paid-in Capital	$53,272

Total Distributable Loss	(1,582)

Net Assets	$51,690

Class A Shares:

Net Assets	$48

Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	4,427

Net Asset Value, Offering and Redemption Price Per Share	$10.95‡

Maximum Offering Price Per Share ($10.95/94.25%)	11.62

Class I Shares:

Net Assets	$51,642

Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	4,707,205

Net Asset Value, Offering and Redemption Price Per Share	$10.97‡

(1)	Amounts shown In Thousands with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
‡	Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being Rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

FOR THE SIX MONTHS ENDED

June 30, 2023

(Unaudited)

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$140	$—
Interest	20,880	38
Less: Foreign Taxes Withheld	(461)	—

Total Investment Income	20,559	38

Expenses:
Investment Advisory Fees	5,028	11
Administration Fees	347	—
Distribution Fees (Class A)	38	—
Trustees’ Fees	13	—
Chief Compliance Officer Fees	7	1
Dividend and interest expense on securities sold short	805	—
Transfer Agent Fees	182	14
Legal Fees	59	5
Audit Fees	49	18
Registration and Filing Fees	40	—
Printing Fees	39	—
Custodian Fees	34	2
Pricing Fees	24	—
Other Expenses	8	4
Recovery of Investment Advisory Fees Previously Waived	204	–

Total Expenses	6,877	55
Less:
Investment Advisory Fee Waiver	—	(11)
Reimbursement from Adviser	—	(16)
Administrative Fee Waiver	—	(26)

Net Expenses	6,877	2

Net Investment Income	13,682	36

Net Realized Gain/(Loss) on:
Investments	(474)	(2)
Purchased Options	(137)	—
Securities Sold Short	(1,255)	—
Futures Contracts	(1,036)	—
Swap Contracts	(1,050)	31
Foreign Currency Transactions	(533)	—
Forward Currency Contracts	(594)	—

Net Realized Gain/(Loss)	(5,079)	29

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	1,258	(14)
Written Options	(941)	—
Futures Contracts	16,388	—
Swap Contracts	(7,443)	(25)
Securities Sold Short	(1,430)	—
Foreign Currency Translation	1,593	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

FOR THE SIX MONTHS ENDED

June 30, 2023

(Unaudited)

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Forward Currency Contracts	831	—

Net Change in Unrealized Appreciation (Depreciation)	10,256	(39)

Net Realized and Unrealized Gain/(Loss) on Investments	5,177	(10)

Net Increase in Net Assets Resulting from Operations	$18,859	$26

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

FOR THE SIX MONTHS ENDED

June 30, 2023

(Unaudited)

FS Chiron Real Development Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$286
Interest	567
Less: Foreign Taxes Withheld	(21)

Total Investment Income	832

Expenses:
Investment Advisory Fees	194
Administration Fees	82
Trustees’ Fees	1
Audit Fees	17
Transfer Agent Fees	15
Registration and Filing Fees	15
Custodian Fees	8
Offering Costs	5
Legal Fees	3
Pricing Fees	3
Printing Fees	1
Other Expenses	10

Total Expenses	354
Less:
Investment Advisory Fee Waiver	(108)

Net Expenses	246

Net Investment Income	586

Net Realized Gain/(Loss) on:
Investments	143
Futures Contracts	32
Swap Contracts	(468)
Foreign Currency Transactions	1
Forward Currency Contracts	(3)

Net Realized Loss	(295)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	358
Futures Contracts	(25)
Swap Contracts	(56)
Foreign Currency Translation	17

Net Change in Unrealized Appreciation	294

Net Realized and Unrealized Loss on Investments	(1)

Net Increase in Net Assets Resulting from Operations	$585

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

(Unaudited)

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Operations:
Net Investment Income	$13,682	$7,173
Net Realized Gain/(Loss) on Investments	(5,079)	17,142
Net Change in Unrealized Appreciation/(Depreciation) on Investments	10,256	(10,030)

Net Increase in Net Assets Resulting from Operations	18,859	14,285

Distributions
Class A Shares	–	(1,091)
Class I Shares	–	(25,511)

Total Distributions	–	(26,602)

Return of Capital:
Capital Share Transactions:
Class A Shares
Issued	13,873	31,643
Reinvestment of Dividends	–	1,059
Redeemed	(10,845)	(10,870)

Net Increase in Net Assets from Class A Share Transactions	3,028	21,832

Class I Shares
Issued	431,271	642,675
Reinvestment of Dividends	–	23,493
Redeemed	(195,785)	(122,831)

Net Increase in Net Assets from Class I Share Transactions	235,486	543,337

Net Increase in Net Assets from Capital Share Transactions	238,514	565,169

Total Increase in Net Assets	257,373	552,852

Net Assets:
Beginning of Year/Period	715,934	163,082

End of Year/Period	$973,307	$715,934

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

(Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS (Thousands)
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Share Transactions:
Class A Class Shares
Issued	1,277,503	2,897,515
Reinvestment of Distributions	–	99,115
Redeemed	(998,696)	(1,005,424)

Net Increase in Shares Outstanding from Class A Share Transactions	278,807	1,991,206

Share Transactions:
Class I Class Shares
Issued	39,558,145	58,773,879
Reinvestment of Distributions	–	2,191,463
Redeemed	(17,958,909)	(11,247,239)

Net Increase in Shares Outstanding from Class I Share Transactions	21,599,236	49,718,103

Amounts designated as “—” are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

(Unaudited)

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Operations:
Net Investment Income	$36	$28
Net Realized Gain on Investments	29	330
Net Change in Unrealized Depreciation on Investments	(39)	(37)

Net Increase in Net Assets Resulting from Operations	26	321

Distributions
Class A Shares	–	(6)
Class I Shares	–	(452)

Total Distributions	–	(458)

Return of Capital:
Capital Share Transactions:
Class A Shares
Issued	–	–
Reinvestment of Dividends	–	–
Redeemed	–	–

Net Increase in Net Assets from Class A Share Transactions	–	–

Class I Shares
Issued	–	–
Reinvestment of Dividends	–	–
Redeemed	–	(14)

Net Decrease in Net Assets from Class I Share Transactions	–	(14)

Net Decrease in Net Assets from Capital Share Transactions	–	(14)

Total Increase/(Decrease) in Net Assets	26	(151)

Net Assets:
Beginning of Year/Period	1,919	2,070

End of Year/Period	$1,945	$1,919

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

(Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS (Thousands)
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Share Transactions:
Class A Class Shares
Issued	–	–
Reinvestment of Distributions	–	–
Redeemed	–	–

Net Increase in Shares Outstanding from Class A Share Transactions	–	–

Share Transactions:
Class I Class Shares
Issued	–	–
Reinvestment of Distributions	–	–
Redeemed	–	(1,239)

Net Decrease in Shares Outstanding from Class I Share Transactions	–	(1,239)

Amounts designated as “—” are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

(Unaudited)

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Operations:
Net Investment Income	$586	$410
Net Realized Loss on Investments	(295)	(2,720)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	294	(720)

Net Increase/(Decrease) in Net Assets Resulting from Operations	585	(3,030)

Distributions
Class A Shares	–	–
Class I Shares	–	(249)

Total Distributions	–	(249)

Return of Capital:
Capital Share Transactions:
Class A Shares
Issued	16	5
Reinvestment of Dividends	–	–
Redeemed	–	–

Net Increase in Net Assets from Class A Share Transactions	16	5

Class I Shares
Issued	15,700	14,017
Reinvestment of Dividends	–	86
Redeemed	(891)	(383)

Net Increase in Net Assets from Class I Share Transactions	14,809	13,720

Net Increase in Net Assets from Capital Share Transactions	14,825	13,725

Total Increase in Net Assets	15,410	10,446

Net Assets:
Beginning of Year/Period	36,280	25,834

End of Year/Period	$51,690	$36,280

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

(Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS (Thousands)
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Share Transactions:
Class A Class Shares
Issued	1,486	439
Reinvestment of Distributions	–	2
Redeemed	–	–

Net Increase in Shares Outstanding from Class A Share Transactions	1,486	441

Share Transactions:
Class I Class Shares
Issued	1,441,546	1,256,980
Reinvestment of Distributions	–	7,802
Redeemed	(81,471)	(34,458)

Net Increase in Shares Outstanding from Class I Share Transactions	1,360,075	1,230,324

Amounts designated as “—” are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

(Unaudited)

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

					Class A Shares
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net Asset Value, Beginning of Year/ Period	$10.68	$10.78	$9.77	$10.22	$9.68	$10.18

Income from Investment Operations:
Net Investment Income/ (Loss)**	0.18	0.19	(0.07)	0.02	0.15	0.15
Net Realized and Unrealized Gain/(Loss)	0.06	0.13	1.40	(0.43)	0.59	(0.57)

Total from Investment Operations	0.24	0.32	1.33	(0.41)	0.74	(0.42)

Dividends and Distributions:
Net Investment Income	–	(0.30)	(0.32)	(0.04)	(0.20)	–
Capital Gains	–	(0.12)	–	–	–	(0.08)

Total Dividends and Distributions	–	(0.42)	(0.32)	(0.04)	(0.20)	(0.08)

Net Asset Value, End of Year/Period	$10.92	$10.68	$10.78	$9.77	$10.22	$9.68

Total Return‡	2.25%†	3.01%	13.62%	(3.99)%	7.68%	(4.12)%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$32,775	$29,069	$7,891	$7,036	$10,973	$7,521
Ratio of Expenses to Average Net Assets	1.95%††(1)	2.14%(1)	2.17%	2.41%	1.81%	0.87%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.95%††	2.31%	3.49%	3.42%	3.55%	3.63%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.37%††	1.70%	(0.66)%	0.22%	1.46%	1.55%
Portfolio Turnover Rate	317%†	216%	183%	244%	178%	317%

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

(Unaudited)

††	Annualized.
(1)

The Fund incurred dividend and interest expense on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the period ended June 30, 2023 and the year ended December 31, 2022 would have been 1.75% and 1.78%, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

						Class I Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net Asset Value, Beginning of Year/ Period	$10.72		$10.82	$9.80	$10.25	$9.72	$10.19

Income from Investment Operations:
Net Investment Income/ (Loss)**	0.18		0.18	(0.05)	0.04	0.17	0.18
Net Realized and Unrealized Gain/(Loss)	0.08		0.16	1.42	(0.41)	0.59	(0.57)

Total from Investment Operations	0.26		0.34	1.37	(0.37)	0.76	(0.39)

Dividends and Distributions:
Net Investment Income	–		(0.32)	(0.35)	(0.08)	(0.23)	–
Capital Gains	–		(0.12)	–	–	–	(0.08)

Total Dividends and Distributions	–		(0.44)	(0.35)	(0.08)	(0.23)	(0.08)

Net Asset Value, End of Year/Period	$10.98		$10.72	$10.82	$9.80	$10.25	$9.72

Total Return‡	2.43	%†	3.16%	13.96%	(3.65)%	7.77%	(3.82)%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$940,532		$686,865	$155,191	$121,667	$184,543	$89,799
Ratio of Expenses to Average Net Assets	1.70%††(1)		1.89%(1)	1.94%	2.16%	1.59%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.70%††		2.07%	3.26%	3.17%	3.28%	3.54%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.40%††		1.69%	(0.43)%	0.46%	1.65%	1.80%
Portfolio Turnover Rate	317%†		216%	183%	244%	178%	317%

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

(Unaudited)

(1)

The Fund incurred dividend and interest expense on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the period ended June 30, 2023 and the year ended December 31, 2022 would have been 1.50% and 1.53%, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

(Unaudited)

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

					Class A Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.59		$10.29	$10.33	$9.96		$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	0.17		0.11	(0.06)	0.00	^	0.18
Net Realized and Unrealized Gain/(Loss)	(0.05)		1.45	0.39	1.02		(0.19)

Total from Investment Operations	0.12		1.56	0.33	1.02		(0.01)

Dividends and Distributions:
Net Investment Income	–		(0.78)	(0.37)	(0.65)		(0.03)
Capital Gains	–		(1.48)	–	–		–

Total Dividends and Distributions	–		(2.26)	(0.37)	(0.65)		(0.03)

Net Asset Value, End of Year/Period	$9.71		$9.59	$10.29	$10.33		$9.96

Total Return‡	1.25%	†	15.91%	3.22%	10.55%		(0.15)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$24		$24	$26	$26		$25
Ratio of Expenses to Average Net Assets	0.50%††		0.51%	0.62%	0.50%		0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	6.11%††		7.82%	12.40%	13.13%		10.14%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.54%††		1.00%	(0.57)%	(0.03)%		1.77%
Portfolio Turnover Rate	–%†		–%	–%	–%		–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
^	The amount shown is less than $0.01.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED

FUTURES FUND

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

					Class I Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.59		$10.29	$10.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	0.18		0.13	(0.03)	0.02	0.20
Net Realized and Unrealized Gain/(Loss)	(0.05)		1.46	0.39	1.03	(0.18)

Total from Investment Operations	0.13		1.59	0.36	1.05	0.02

Dividends and Distributions:
Net Investment Income	–		(0.81)	(0.40)	(0.68)	(0.06)
Capital Gains	–		(1.48)	–	–	–

Total Dividends and Distributions	–		(2.29)	(0.40)	(0.68)	(0.06)

Net Asset Value, End of Year/Period	$9.72		$9.59	$10.29	$10.33	$9.96

Total Return‡	1.36%	†	16.18%	3.48%	10.83%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,921		$1,895	$2,044	$2,052	$1,977
Ratio of Expenses to Average Net Assets	0.25%††		0.32%	0.37%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	5.85%††		7.63%	12.15%	12.88%	9.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.80%††		1.19%	(0.32)%	0.23%	2.02%
Portfolio Turnover Rate	–%†		–%	–%	–%	–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

(Unaudited)

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

					Class A Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.83		$12.18	$10.72	$10.26	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	0.15		0.13	(0.01)	(0.01)	0.18
Net Realized and Unrealized Gain/(Loss)	(0.03)		(1.42)	1.91	0.77	0.79

Total from Investment Operations	0.12		(1.29)	1.90	0.76	0.97

Dividends and Distributions:
Net Investment Income	–		(0.05)	(0.44)	(0.30)	(0.71)
Capital Gains	–		(0.01)	–	–	–

Total Dividends and Distributions	–		(0.06)	(0.44)	(0.30)	(0.71)

Net Asset Value, End of Year/Period	$10.95		$10.83	$12.18	$10.72	$10.26

Total Return‡	1.11%	†	(10.64)%	17.93%	7.69%	9.87%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$48		$32	$30	$27	$26
Ratio of Expenses to Average Net Assets	1.45%††		1.50%	0.76%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.01%††		3.16%	8.14%	11.21%	8.95%
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.80%††		1.10%	(0.11)%	(0.06)%	1.72%
Portfolio Turnover Rate	59%†		996%	651%	–%	–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

REAL DEVELOPMENT FUND

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

					Class I Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.83		$12.18	$10.72	$10.26	$10.00

Income from Investment Operations:
Net Investment Income**	0.16		0.16	0.09	0.02	0.21
Net Realized and Unrealized Gain/(Loss)	(0.02)		(1.43)	1.84	0.76	0.79

Total from Investment Operations	0.14		(1.27)	1.93	0.78	1.00

Dividends and Distributions:
Net Investment Income	–		(0.07)	(0.47)	(0.32)	(0.74)
Capital Gains	–		(0.01)	–	–	–

Total Dividends and Distributions	–		(0.08)	(0.47)	(0.32)	(0.74)

Net Asset Value, End of Year/Period	$10.97		$10.83	$12.18	$10.72	$10.26

Total Return‡	1.29%	†	(10.47)%	18.12%	8.07%	10.14%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$51,642		$36,248	$25,804	$2,167	$3,076
Ratio of Expenses to Average Net Assets	1.20%††		1.25%	0.97%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.73%††		2.94%	7.95%	10.95%	8.71%
Ratio of Net Investment Income to Average Net Assets	2.87%††		1.42%	0.75%	0.22%	1.97%
Portfolio Turnover Rate	59%†		996%	651%	–%	–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 66 funds. The financial statements herein are those of the FS Multi-Strategy Alternatives Fund (“FSMS”), the FS Managed Futures Fund (“Managed Futures”) and the FS Chiron Real Development Fund (“Real Development”) (each a “Fund” and collectively the “Funds”). Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies. FSMS seeks to provide shareholders with positive absolute returns over a complete market cycle. Managed Futures seeks to provide positive absolute returns with low correlation to traditional investments. Real Development seeks to provide total returns consisting of capital appreciation and income. Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. FSMS commenced investment operations on May 16, 2017. Managed Futures and Real Development commenced investment operations on December 31, 2018 and had no activity other than investing their cash in a money market fund. As such, no financial highlights for 2018 have been presented.

As of June 30, 2023, FSMS had one wholly-owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly-owned subsidiary, FS Managed Futures Fund (Cayman), and Real Development had one wholly-owned subsidiary FS Chiron Real Development Fund (Cayman) (collectively, the “Subsidiaries”), through which each of the Funds may gain exposure to commodities. The audited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

Effective July 10, 2023, the FS Chiron Real Asset Fund changed its name to FS Chiron Real Development Fund. The Fund also changed its principal investment strategy by investing in (a) traditional and “next generation” real assets, (b) securities of traditional and next generation real asset companies, and (c) instruments with economic characteristics to the foregoing. The investment objective of providing capital appreciation and income has not changed.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board and were implemented through the Committee designated by the Board.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate their net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If FS Fund Advisor, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended June 30, 2023, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2023, the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

the Statements of Operations. During the six months ended June 30, 2023 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of June 30, 2023.

Futures Contracts — The Funds utilized futures contracts during the six months ended June 30, 2023. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Bank of America, Goldman Sachs and Deutsche Bank. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps equity swaps contracts and credit default swaps. To the extent consistent with its investment objective and strategies, the Funds may use swap contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of June 30, 2023, the Funds have entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Funds may use options for tactical hedging purposes as well as to enhance the Funds’ returns.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

Additionally, the Funds may use options to create long or short equity exposure without investing directly in equity securities. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The FS Multi-Strategy Alternatives Fund held written/purchased options contracts as of and during the six months ended June 30, 2023.

The FS Managed Futures Fund and FS Chiron Real Development Fund did not hold any written/purchased options contracts as of and during the period June 30, 2023.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. All distributions are recorded on ex-dividend date.

3. Credit Derivatives:

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

4. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

The fair value of derivative instruments as of June 30, 2023, is as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
FSMS
Interest rate contracts	Unrealized appreciation on futures contracts	$14,279†	Unrealized depreciation on futures contracts	$880†
	Unrealized appreciation on swaps contracts	361†	Unrealized depreciation on swaps contracts	2,730†
Commodity Contracts	Unrealized appreciation on futures contracts	1,823†	Unrealized depreciation on futures contracts	2,024†
	Unrealized appreciation on swaps contracts	1,694†	Unrealized depreciation on swaps contracts	1,209†
Equity Contracts	Unrealized appreciation on futures contracts	4,136†	Unrealized depreciation on futures contracts	46†
	Unrealized appreciation on swaps contracts	17,861†	Unrealized depreciation on swaps contracts	14,402†
	Options purchased, at value	–	Options written, at value	941
Foreign exchange contracts	Unrealized appreciation on futures contracts	4†	Unrealized depreciation on futures contracts	2†
	Unrealized appreciation on forward foreign currency contracts	4,301	Unrealized depreciation on forward foreign currency contracts	3,679
	Unrealized appreciation on swaps contracts	376†	Unrealized depreciation on swaps contracts	631†

Total derivatives not accounted for as hedging instruments		$44,835		$26,544

Managed Futures
Interest rate contracts	Unrealized appreciation on swaps contracts	$–	Unrealized depreciation on swaps contracts	$22†
Equity Contracts	Unrealized appreciation on swaps contracts	23†	Unrealized depreciation on swaps contracts	24†
Foreign exchange contracts	Unrealized appreciation on swaps contracts	43†	Unrealized depreciation on swaps contracts	–†

Total derivatives not accounted for as hedging instruments		$66		$46

Real Development
Commodity Contracts	Unrealized appreciation on futures contracts	$–	Unrealized depreciation on futures contracts	$12†
	Unrealized appreciation on swaps contracts	–	Unrealized depreciation on swaps contracts	152†
Equity Contracts	Unrealized appreciation on swaps contracts	138†	Unrealized depreciation on swaps contracts	–†

Total derivatives not accounted for as hedging instruments		$138		$164

† Includes cumulative appreciation (depreciation) of swap contracts and futures contracts as reported in the Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income ($ Thousands):

FSMS	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$(1,381)	$—	$1,800	$—	$—	$419
Foreign exchange contracts	36	(594)	1,733	—	—	1,175
Equity contracts	1,296	—	(4,583)	(137)	—	(3,424)
Commodity contracts	(987)	—	—	—	—	(987)
Total	$(1,036)	$(594)	$(1,050)	$(137)	$—	$(2,817)

Managed Futures	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$—	$—	$4	$—	$—	$4
Foreign exchange contracts	—	—	12	—	—	12
Equity contracts	—	—	15	—	—	15
Total	$—	$—	$31	$—	$—	$31

Real Development	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total

Foreign exchange contracts	$—	$(3)	$—	$—	$—	$(3)

Equity contracts	(4)	—	161	—	—	157

Commodity contracts	36	—	(629)	—	—	(593)

Total	$32	$(3)	$(468)	$—	$—	$(439)

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income ($ Thousands):

FSMS	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total

Interest Rates	$13,208	$—	$(1,496)	$—	$—	$11,712

Foreign exchange contracts	1	831	(3,989)	—	—	(3,157)

Equity contracts	3,225	—	(2,457)	—	(941)	(173)

Commodity contracts	(46)	—	499	—	—	453

Total	$16,388	$831	$(7,443)	$—	$(941)	$8,835

Managed Futures	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$—	$—	$(16)	$—	$—	$(16)
Foreign exchange contracts	—	—	(12)	—	—	(12)
Equity contracts	—	—	3	—	—	3
Total	$—	$—	$(25)	$—	$—	$(25)

Real Development	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Equity contracts	$—	$—	$58	$—	$—	$58
Commodity contracts	(25)	—	(114)	—	—	(139)
Total	$(25)	$—	$(56)	$—	$—	$(81)

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts activity during the six months ended June 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

For the six months ended June 30, 2023, the average market value amount of forward contracts was as follows ($ Thousands):

FSMS

Average Quarterly Market Value Balance Long	$224,164

Average Quarterly Market Value Balance Short	143,461

For the six months ended June 30, 2023, the average market value amount of futures contracts was as follows ($ Thousands):

FSMS
Average Quarterly Market Value Balance Long	$197,139

Average Quarterly Market Value Balance Short	872,679

Real Development

Average Quarterly Market Value Balance Long	$392

Average Quarterly Market Value Balance Short	–

For the six months ended June 30, 2023, the average market value amount of Total Return swap contracts held by the Funds were as follows ($ Thousands):

FSMS

Average Quarterly Market Value Balance Long	$917,585

Average Quarterly Market Value Balance Short	181,323

Managed Futures

Average Quarterly Market Value Balance Long	$4,045

Average Quarterly Market Value Balance Short	–

Real Development

Average Quarterly Market Value Balance Long	$10,877

Average Quarterly Market Value Balance Short	–

For the six months ended June 30, 2023, the average market value amount of options contracts was as follows ($ Thousands):

FSMS
Average Quarterly Market Value Balance Long	$–

Average Quarterly Market Value Balance Short	14,530

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

5. Offsetting Assets and Liabilities:

Each Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

The following is a summary by counterparty of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of June 30, 2023 ($ Thousands):

FSMS	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received†	Net Amount
Counterparty

Bank of America	$1,560	$(128)	$1,432	$–	$1,432

Barclays	335	(163)	172	–	172

BNP Paribas	4,732	(5,864)	(1,132)	1,132	–

Deutsche Bank	4,517	(3,679)	838	–	838

Goldman Sachs	7,938	(8,683)	(745)	745	–

JPMorgan Chase	4,369	(2,210)	2,159	–	2,159

Macquarie Bank	–	(28)	(28)	28	–

Merrill Lynch	–	(1,209)	(1,209)	–	(1,209)

Nomura	10	–	10	–	10

Societe Generale	771	(192)	579	–	579

UBS	–	(495)	(495)	495	–

Total	$24,232	$(22,651)	$1,581	$2,400	$3,981

Managed Futures	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received†	Net Amount
Counterparty

Bank of America	$–	$(19)	$(19)	$–	$(19)

Barclays	–	(3)	(3)	–	(3)

BNP Paribas	–	(1)	(1)	–	(1)

Deutsche Bank	1	(22)	(21)	–	(21)

Goldman Sachs	39	–	39	–	39

JPMorgan Chase	22	–	22	–	22

Macquarie Bank Limited	–	(1)	(1)	–	(1)

Nomura	4	–	4	–	4

Total	$66	$(46)	$20	$–	$20

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

Real Development	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received†	Net Amount
Counterparty

Deutsche Bank	$–	$(152)	$(152)	$–	$(152)

Goldman Sachs	138	–	138	–	138

Total	$138	$(152)	$(14)	$–	$(14)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

6. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended June 30, 2023, FSMS and Real Development paid the Administrator ($ Thousands) $347 and $82, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C GIDS, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Pursuant to the Amended and Restated Distribution and Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds Class I shares are not subject to 12b-1 fees.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

8. Investment Advisory Agreement, Co-Investment Management Agreement, and Investment Sub-Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate

FS Multi-Strategy Alternatives Fund	1.25%

FS Managed Futures Fund	1.15%

FS Chiron Real Development Fund	0.95%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.25% of each Fund’s average daily net assets until April 11, 2024. Refer to waiver of investment advisory fees and reimbursement from Adviser on the Statement of Operations for fees waived for the six months ended June 30, 2023. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if each Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on April 11, 2024.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

For the six months ended June 30, 2023, the Adviser recaptured previously waived fees of ($ Thousands) $204 for the Multi-Strategy Alternatives Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the six months ended June 30, 2023. These amounts may be subject to conditional repayment by the Fund as described below ($ Thousands):

	Expiring Years Ended December 31
	2023	2024	2025	2026

FS Multi-Strategy Alternatives Fund	$786	$1,735	$871	$–
FS Managed Futures Fund	136	230	210	49
FS Chiron Real Development Fund	133	607	489	38

Chiron Investment Management, LLC (“Chiron”) serves as investment co-adviser to Real Development. As compensation for its co-advisory services to the Fund, FS Fund Advisor, LLC pays Chiron a co-advisory fee that is accrued daily and payable quarterly. The co-advisory fee is calculated at an annual rate of 0.475% of the average daily net assets of the portion of the Fund allocated to Chiron.

FSMS seeks to achieve its investment objective through a multi-manager approach by which the Adviser allocates the assets of such Fund among a number of Underlying Managers and Alternative Beta Providers that employ a variety of alternative investment strategies. The Underlying Managers each serve as sub-advisers to FSMS. The Alternative Beta Providers provide FSMS with exposure to Alternative Investment Strategies but are not sub-advisers to FSMS.

The Adviser engages the following entities as Underlying Managers to provide investment management services to FSMS: MidOcean Credit Fund Management, L.P., Crabel Capital Management, LLC, Mariner Investment Group LLC, Electron Capital Partners, LLC and Waterfall Asset Management, LLC.

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended June 30, 2023, were as follows ($ Thousands):

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Chiron Real Development Fund

Purchases

U.S. Government	$2,345,659	$–	$–

Other	82,748	–	29,588

Sales

U.S. Government	$1,739,326	$–	$–

Other	101,033	–	15,505

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings/(Loss) and Paid-in Capital, as appropriate, in the period that the differences arise.

The tax character of distributions declared during the years ended December 31, 2022 and 2021, were as follows ($ Thousands):

	Ordinary Income	Long-Term Capital Gain	Total
FS Multi-Strategy Alternatives Fund
2022	$26,234	$368	$26,602
2021	5,000	—	5,000
FS Managed Futures Fund
2022	275	183	458
2021	80	—	80
FS Chiron Real Development Fund
2022	247	2	249
2021	757	—	757

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows ($ Thousands):

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Chiron Real Development Fund

Undistributed Ordinary Income	$3,232	$—	$—
Undistributed Long-Term Capital Gain	559	—	—
Capital Loss Carryforwards	—	—	(2,136)
Post-October Losses	(691)	—	—
Late Year Ordinary Losses	—	(75)	(19)
Other Temporary Differences	(1,669)	1	(130)
Unrealized Appreciation (Depreciation)	(8,472)	(3)	118

Total Distributable Earnings (Accumulated Losses)	$(7,041)	$(77)	$(2,167)

Post-October and late year losses represents capital and specified losses realized and on investment transactions from November 1, 2022 to December 31, 2022 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

As of December 31, 2022, the following fund has capital losses carried forward as follows ($ Thousands):

	Short- Term Loss	Long- Term Loss	Total
FS Chiron Real Development Fund	$1,985	$151	$2,136

During the year ended December 31, 2022, FS Multi-Strategy Alternatives Fund utilized ($ Thousands) $1,323 in capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales, premium amortization on callable bonds, constructive sales gain adjustments and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2023, were as follows ($ Thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
FS Multi-Strategy Alternatives Fund	$1,359,845	$5,678	$(15,554)	$(9,876)
FS Managed Futures Fund	1,490	—	(14)	(14)
FS Chiron Real Development Fund	38,010	1,565	(1,017)	548

11. Concentration of Risks:

Unless otherwise specified, references in “Additional Description of the Principal Risks of the Funds” and in “Additional Risks” below to investments by a Fund refer to direct investments made or held by a Fund and/or indirect investments to which a Fund may have exposure through an Alternative Beta Strategy (i.e., a strategy that offers a Fund exposure to the “beta” portion – or market-related portion – of the returns of particular investment strategies).

Additional Description of the Principal Risks of the Funds

Allocation Risk (All Funds) — Fund performance is dependent upon the success of the Adviser in implementing the Funds’ investment strategies in pursuit of the Funds’ investment objectives. To a significant extent, the Funds’ performance will depend on the success of the Adviser’s decisions in allocating the Funds’ assets to Alternative Beta Providers and its selection and oversight of the Alternative Beta Providers. In addition, the Funds’ performance will depend on the Alternative Beta Provider’s respective skill in executing the relevant strategy. There can be no assurance that the Adviser or Alternative Beta Providers will be successful in this regard. See “Multi-

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

Manager and Allocation Risk” below for additional considerations with respect to the FS Multi-Strategy Alternatives Fund.

Arbitrage Strategies Risk (Multi-Strategy Fund) — The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the merger, exchange offer or cash tender offer. If the proposed transaction appears likely not to be consummated or is delayed, the market price of the security to be tendered or exchanged may be expected to decline sharply, which would result in a loss to the Fund. In addition, if the manager determines that the offer is likely to be increased, either by the original bidder or by another party, the Fund may purchase securities above the offer price; such purchases are subject to a high degree of risk.

Bitcoin Risk (Real Development Fund) — The value of the Fund’s investments in Bitcoin-related instruments, including Bitcoin futures and ETFs that provide exposure to Bitcoin, is subject to fluctuations in the value of Bitcoins. The value of Bitcoins is determined by the supply of and demand for Bitcoins in the global market for the trading of bitcoins, which consist of transactions on Bitcoin Exchanges. Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Fund’s investments. Currently, there is a relatively small use of Bitcoins in the retail and commercial marketplace in comparison to the relatively large use of Bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s Bitcoin-related investments. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the Fund’s Bitcoin-related investments.

Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of Bitcoins.

Bitcoin Futures Contract Risk (Real Development Fund) — Bitcoin futures contracts involve the risk that changes in their value may not move as expected relative to changes in the value of Bitcoin as the underlying reference asset. Futures contracts exhibit “futures basis.” A negative futures basis exists when cash-settled Bitcoin futures contracts generally trade at a premium to the current market value of bitcoin. If a negative futures basis exists, the Fund’s investments in Bitcoin futures contracts will generally underperform a direct investment in Bitcoin, possibly substantially and for extended periods of time. There can also be no guarantee that there will be a correlation between price movements in bitcoin futures contracts and in the price of Bitcoin.

The underlying cash or spot markets for Bitcoin are generally not regulated by the SEC or the CFTC. Underlying bitcoin markets may not be subject to registration,

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

licensing or fitness requirements, audit trail or trade reporting rules, market integrity rules, wash sale, spoofing or other anti-fraud rules, disaster recovery or cybersecurity requirements, surveillance requirements, or anti-money laundering rules that are as stringent as those to which national securities exchanges and futures exchanges are subject. Because of these factors, Bitcoin markets may be more susceptible to fraud and manipulation, which could adversely affect the price of Bitcoin and thereby the Fund’s investment in bitcoin futures.

The use of Bitcoin futures contracts also involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets, and may be considered a speculative investment. Bitcoin futures contracts involve inherent leverage, and a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. The Fund incurs costs in connection with opening and closing futures contracts, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. For example, futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit (which may prevent the Fund from rebalancing its futures contracts on that day). The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. The Fund would remain obligated to meet collateral requirements until the position is closed.

When a Bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. Historically, Bitcoin futures contracts with a longer term to expiration have been priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts are in contango, the Fund may sell the expiring Bitcoin futures at a lower price and buy a longer-dated Bitcoin futures at a higher price, resulting in a negative roll yield (i.e., a loss to the Fund). Bitcoin futures contracts roll on a monthly basis, unlike many futures contracts that roll on a quarterly basis, which combined with the relatively small size of the Bitcoin futures market, may cause the Fund may experience significantly higher trading costs in connection with rolling its futures contracts than similar funds that invest in some other types of futures contracts. In addition, Bitcoin futures contracts may experience high price volatility. Exchange-specified collateral requirements for Bitcoin futures contracts is substantially higher than for most other futures contracts, and may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. In addition, futures commission merchants (“FCMs”) may require collateral beyond the exchange’s minimum requirement. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

The market for the Bitcoin futures contracts held by the Fund is still developing and may be subject to periods of illiquidity. During such times, it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. The Fund may experience losses, which could be significant, if it is not able to close out a futures position due to a lack of liquidity. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract.

The Fund’s use of Bitcoin futures contracts is subject to special tax rules, which could affect the amount, timing and character of distributions to shareholders.

When the Fund enters into Bitcoin futures transactions, it will be required to post collateral, or “initial margin,” to secure its payment obligations. As the Bitcoin futures contract is marked-to-market (that is, its value is adjusted to reflect changes in its market value), the Fund will be required to pay or will receive collateral, called “variation margin,” periodically during the term of the Bitcoin futures contract depending on changes in value of the contract. In connection with entering into Bitcoin futures transactions, the Fund (through its Subsidiary) will post collateral directly to an FCM, which will typically deposit all or a portion of that collateral to a clearinghouse. All Bitcoin futures contracts in which the Fund invests are effected by an FCM through a clearinghouse associated with the exchange on which the contracts are traded. The collateral maintained by these FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. Collateral posted by the Fund to an FCM is exposed to the credit risk and fraud risk of that FCM. There is no limit on the amount of collateral that the Fund may be required to post directly to any particular FCM. As a result, at any time the Fund may have substantial credit exposure to one or more FCMs and clearinghouses.

In the event of the insolvency or liquidation of an FCM to whom the Fund has posted collateral, the Fund is likely to experience substantial delays in recovering its collateral, or it may not be able to recover it at all. Any inability or unwillingness of an FCM to meet its obligation to return collateral to the Fund, including by reason of insolvency or liquidation, or any improper activity involving such FCM, would likely result in a substantial loss to the Fund. If the Fund’s FCM becomes bankrupt or insolvent, or otherwise defaults on its obligations to the Fund, the Fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations. The CEA requires an FCM to segregate all funds received from its customers with respect to cleared futures transactions from such FCM’s proprietary funds. If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM. Furthermore, in the event of an FCM’s bankruptcy, the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically

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traceable to the Fund (for example, U.S. Treasury bills deposited by the Fund) may be held by the FCM. FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds owed and on deposit with such FCM. Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital.

Credit risk of market participants with respect to futures contracts is concentrated in a few clearinghouses, and it is not clear how an insolvency proceeding of a clearinghouse would be conducted or what impact an insolvency of a clearinghouse would have on the financial system. In the event of the bankruptcy or insolvency of a clearinghouse, the Fund might experience a loss of funds deposited through its FCM as collateral with the clearinghouse, a loss of unrealized profits on its open positions and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before the Fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.

Government regulation in the U.S. and various other jurisdictions of derivative instruments may restrict the Fund’s ability to engage in, or increase the cost to the Fund of futures transactions, for example, by making futures contracts no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. For example, the Fund’s investments in futures contracts will be treated as “derivatives” under Rule 18f-4. Pursuant to Rule 18f-4, the Trust has adopted and implemented a derivatives risk management program to govern a Fund’s use of derivatives, and a Fund’s derivatives exposure (including its use of futures contracts) will be limited through a VaR test. Rule 18f-4 may restrict a Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

The NAV of the Fund includes, in part, any unrealized profits or losses on an open Bitcoin futures contract. The Fund’s investments may be fair valued. Due to the potential for trading halts with respect to Bitcoin futures contracts (including as a result of forks or the triggering of the futures exchange circuit breaker), as well as Bitcoin’s historically higher volatility relative to traditional asset classes, the likelihood of such a fair value determination may be higher in the case of the Fund than for similar funds that do not invest in Bitcoin futures contracts. The fair value of an investment determined by the Adviser may be different from other value determinations of the same investment.

Commodities Risk (All Funds) — To the extent that the Funds gain exposure to the commodities markets, such exposure may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility,

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changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand.

Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Funds’ share value to fluctuate. Although investments in commodities have historically moved in different directions than traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

Investing in the commodities markets though futures may subject a Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Convertible Securities Risk (Multi-Strategy Fund) — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

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Counterparty Risk (All Funds) — The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Adviser (and Wilshire and/or the applicable Underlying Managers with respect to FS Multi-Strategy Alternatives Fund) will monitor the creditworthiness of firms with which it will cause the Funds to enter into repurchase agreements, swap transactions, caps, floors, collars, over-the-counter derivatives or other similar arrangements. If there is a default by the counterparty to such a transaction, the Funds will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Funds being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Funds’ counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

In addition, the Funds may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Funds’ assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Funds and their assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Funds, which could be material

Credit/Default Risk (All Funds) — An issuer or guarantor of fixed income securities or instruments held by the Funds (which issuer guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by a Fund, and such a deterioration can occur rapidly. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of the fixed income instrument. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause a significant NAV decline. The Funds could also be delayed or hindered in their enforcement of rights against an issuer, guarantor, or counterparty.

Currency Risk (All Funds) — To the extent consistent with their investment objectives and strategies, the Funds may invest in securities denominated in foreign currencies

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and much of the income received by such securities will be in foreign currencies. Changes in currency exchange rates may negatively impact the Funds’ returns. The value of the foreign currencies may be subject to a high degree of fluctuation due to changes in interest rates, the effects of the monetary policies of the United States, the governments issuing such foreign currencies and other foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, a Fund’s exposure to foreign currencies may result in reduced returns to the Fund. The Funds do not expect to hedge their currency risk. Moreover, the Funds may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Custody Risk (All Funds) — Custody risk refers to the risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Derivatives Risk (All Funds) — A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. A Fund’s use of financial instruments — such as futures contracts, options on securities, indexes and futures contracts, equity caps, collars and floors, and swap agreements and forward contracts, among other instruments — is a highly specialized activity that may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Financial instruments can be highly complex and may perform in ways unanticipated by the Adviser. Financial instruments may be highly volatile, and the Funds could lose more than the amount it invests in such financial instruments. Financial instruments may be difficult to value and highly illiquid, and the Funds may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Funds’ use of such financial instruments may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Funds will engage in derivative transactions to reduce exposure to other risks when that would be beneficial. Additionally, investments in such financial instruments may expose the Funds to currency risk or interest rate risk.

Financial instruments may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Funds as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the

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counterparty. The Funds may also have one or more prime brokerage relationships, which further magnifies counterparty credit risk, as certain derivative transactions are likely to be concentrated among one or two counterparties, and therefore increase the Funds’ credit risk exposure to such counterparties.

Certain financial instruments, including over-the-counter (“OTC”) options, swaps and forward contracts, and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission (“CFTC”) or the SEC. Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty.

Where no such counterparty is available for a desired transaction, the Funds will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Funds may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, the Funds would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Funds bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the financial instruments and possibly other losses to the Funds. The Funds will enter into transactions in financial instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and the Funds’ use of such instruments. Additionally, regulation relating to the Funds’ use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Financial instruments used to hedge against an opposite position may offset losses, but they may also offset gains. In hedging transactions, there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Due to leverage, losses from a financial instrument may be greater than the amount invested in the financial instrument.

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A partial list of the risks associated with certain types of derivatives that the Funds may use is set forth below:

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Swap Agreements Generally. To the extent consistent with their investment objectives and strategies, the Funds may use swap agreements for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes. The Funds may use swap agreements, among other financial instruments, to obtain exposure to Alternative Beta Strategies. Under a swap agreement, a Fund pays another party (a “swap counterparty”) an initial margin amount and an amount equal to any negative total returns from the stipulated underlying security or group of securities, or other investments representing an Alternative Beta Strategy. In exchange, the counterparty pays reference contract (for example, an underlying security or group of securities) to a Fund in an amount equal to any positive total returns from the stipulated underlying security or group of securities. The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested in the stipulated reference asset. A Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated reference asset. A Fund’s NAV will reflect any amounts owed to the Fund by the swap counterparty (when a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when a swap agreement is, on a net basis, “out of the money”).

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Swap Agreement Financing Charges and Transaction Costs. In connection with a swap agreement, the Funds may pay financing charges to the counterparty (based on the notional amount of long exposures), and transaction costs such as swap fees and entry and exit fees. Swap clearing parties generally require the Funds to deposit margin, which is associated with direct or implied financing costs. Swap transactions may also involve additional fees. These fees and other expenses will reduce investment returns and increase investment losses. The Funds may receive interest from the counterparty.

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The Funds may re-set their swap agreements frequently, which will cause the Funds to realize ordinary income or short-term capital gains that, when distributed to their shareholders, will generally be taxable to them at ordinary income rates rather than at lower long-term capital gains rates.

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Swap Agreement Risks. Swap Agreements are associated with the risks of financial instruments generally, including, without limitation, counterparty risk, leverage risk, liquidity risk and short position risk, among others.

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Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. To the extent a swap is not centrally cleared, it is subject to the creditworthiness of the counterparty.

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All or a portion of the short positions, as applicable, of the Funds may be obtained through swap agreements. When a Fund has short exposures, and the swap counterparty hedges its exposure by entering into a short sale, the Fund is subject to the risk that the beneficial owner of the securities sold short recalls the shares from the counterparty, which the beneficial owner may do at any time to vote the shares or for other reasons. If the beneficial owner recalls the shares before they are returned by the counterparty, and replacement shares cannot be found, the counterparty may force a Fund to close out the swap agreement at a time that may not be advantageous, which could adversely affect a Fund.

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Futures Contracts Risks. To the extent consistent with their investment objectives and strategies, the Funds may enter into futures contracts, including currency, bond, commodity, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery of underlying assets, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Funds may be disadvantaged if they are prohibited from executing a trade outside the daily permissible price movement.

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Options Risks. To the extent consistent with their investment objectives and strategies, the Funds may purchase call or put options. In order for a long call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had a Fund bought the underlying security at the time of, and instead of, the call option. For a long put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. When a Fund purchases a put option on a security it holds, it risks reducing any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If a Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If a Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset

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at a disadvantageous price. If a Fund sells a call option on an underlying asset that the Fund owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Equity Risk (All Funds) — The prices of equity securities in which the Funds hold positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies. Individual companies may report better or worse than expected results or be positively or negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may increase or decrease in response. In addition, the equity market tends to move in cycles, which may cause stock prices to rise or fall over short or extended periods of time.

Investments in American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”) and other similar global instruments are generally subject to risks associated with equity securities and investments in non-U.S. securities. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Dividends relating to equity securities in which the Funds may invest may not be fixed, but may be declared at the discretion of a portfolio company’s board of directors. There is no guarantee that a company in which the Funds invests will declare dividends in the future or that, if declared, the dividends will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “Interest Rate Risk.” A Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance. The prices of dividend producing equity securities can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of a Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Event-Driven Trading Risk (Multi-Strategy Fund) — To the extent consistent with their investment objectives and strategies, the Funds may engage in event-driven investing. Event-driven investing requires the relevant manager to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect

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foreseen, losses can result. For example, the adoption of new business strategies, a meaningful change in management or the sale of a division or other significant assets by a company may not be valued as highly by the market as the manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors.

Exchange-Traded Product Risk (All Funds) — To the extent consistent with their investment objectives and strategies, the Funds may invest in long (or short) positions in ETPs. Through its positions in ETPs, a Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase). In addition, certain of the ETPs may hold common portfolio positions. By investing in an ETP, a Fund becomes a shareholder of that ETP. As a result, a Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the ETP, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Unlike mutual fund shares, ETPs trade on market exchanges, and a Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or delistings. Certain ETFs may entail risks generally associated with actively managed investment products, including investment style risk. ETFs that seek to track an index or other benchmark may involve tracking risk. Tracking risk is the risk that a fund may not precisely replicate the results of an index or benchmark that it is intended to track. Deviations of this type may result from purchases or redemptions of fund shares, transaction costs, fund expenses and other factors.

Foreign Investments Risk (All Funds) — Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information.

For example, the Chinese government has taken positions that prevent the Public Company Accounting Oversight Board from inspecting the audit work and practices of accounting firms in mainland China and Hong Kong for compliance with U.S. law and professional standards. In addition, investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate

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fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards, as described above; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Funds.

In addition, there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, former President Trump signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” The list of such companies can change from time to time. Certain securities impacted by the Executive Order have been, or will be, removed from a Fund’s portfolio, as applicable.

Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Foreign securities risk may include the following:

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Political risk is the risk associated with the general political and social environment of a country. These factors may include among other things government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

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Economic risk is the risk associated with the general economic environment of a country. Economic risks can encompass, among other things, low quality and growth rate of Gross Domestic Product (“GDP”), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current account deficits as a percentage of GDP.

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Repayment risk is the risk that country may be unable to pay its external debt obligations in the immediate future. Repayment risk factors may include but are not limited to high foreign debt as a percentage of

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GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable exchange rate structure.

Emerging Markets Risk (All Funds) — Investment in emerging markets subjects the Funds to a greater risk of loss than investments in a developed market. The Fund considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Funds. For these and other reasons, investments in emerging markets are often considered speculative.

The U.S. regulatory authorities may be limited in their ability to pursue bad actors, including instances of fraud in emerging markets. For example, in certain emerging markets, there are significant legal obstacles to obtaining information needed for investigations or litigation. Similar limitations apply to the pursuit of actions again individuals, including officers, who may have engaged in fraud or wrongdoing. In addition, local authorities often are constrained in their ability to assist U.S. authorities and overseas investors more generally. There are also legal or other obstacles to seeking access to funds in a foreign country.

Fixed Income Risk (Multi-Strategy Fund) — The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from a Fund’s performance and its ability to maintain positive returns to the extent the Fund is exposed to such interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Bonds and

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other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower.

Hedging Transactions Risk (All Funds) — To the extent consistent with their investment objectives and strategies, the Funds may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Funds will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Funds engage in will be successful. Moreover, it may not be possible for the Funds to enter into a hedging transaction at a price sufficient to protect their assets. The Funds may not anticipate a particular risk so as to hedge against it.

Highly Leveraged Transactions Risk (Multi-Strategy Fund and Real Development Fund) — The loans or other debt instruments in which the Funds invest may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Funds’ investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Funds’ portfolio managers to be a suitable investment for the Funds. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Infrastructure Companies Risk (Real Development Fund) — Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

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In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disaster. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.

Inflation-Indexed Securities Risk (Real Development Fund) — The values of inflation-indexed fixed income securities generally fluctuate in response to changes or expectations of changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if the Fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation or lower level of inflation. If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

If real interest rates rise (i.e., if interest rates rise for reasons other than inflation, for example, due to changes in currency exchange rates), the value of inflation-indexed securities held by a Fund will decline. Moreover, because the principal amount of inflation-indexed securities would be adjusted downward during a period of deflation, a Fund will be subject to deflation risk with respect to its investments in these securities. Inflation-indexed securities are tied to indices that are calculated based on rates of inflation for prior periods.

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Any increase in principal value caused by an increase in the index to which the inflation indexed securities is tied is treated as taxable income to the owner in the year the increase occurs, even though a Fund will not receive the adjusted principal amount until the bond matures. Thus, a Fund could be required to sell other securities to pay taxes on this income, including when it is not advantageous to do so.

TIPS, or Treasury Inflation-Protection Securities, are guaranteed as to principal and interest by the U.S. government. The interest rate at which the Treasury sells TIPS is established by an auction. Throughout the life of the security, that interest rate remains fixed, with interest paid semi-annually.

However, the principal amount of the bond fluctuates periodically in accordance with the Consumer Price Index for All Urban Consumers (“CPI-U”), and interest is determined based on the adjusted principal. There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Interest Rate Risk (All Funds) — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of loans and other fixed-income instruments tend to fall, and if interest rates fall, the values of loans and other fixed-income instruments tend to rise. Changes in the value of a fixed-income instrument held directly or indirectly by the Funds usually will not affect the amount of income the Funds receive from it but will generally affect the value of the Funds’ shares. In general, the longer the maturity or duration of a fixed-income instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Funds’ performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income instruments held by a Fund, resulting in a negative impact on the Fund’s performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate loans and other debt instruments reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in a Fund’s NAV. Any interest rate increases could cause the value of a Fund’s direct or indirect investments in fixed-income instruments to decrease. Rising interest rates may prompt redemptions from a Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Investment in Other Investment Companies Risk (All Funds) — As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if a Fund acquires shares of investment

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companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent consistent with their investment objectives and strategies, the Funds may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of a Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund.

Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of a fund’s investment at $1.00 per share. A prime money market mutual fund may impose liquidity fees or temporary gates on redemptions if its weekly liquid assets fall below a designated threshold. If this were to occur, a Fund may lose money on its investment in the prime money market mutual fund, or a Fund may not be able to redeem its investment in the prime money market mutual fund.

Investment Style Risk (All Funds) — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. At any given time, the Adviser (and the Underlying Managers with respect to FS Multi-Strategy Alternatives Fund) may be pursuing one of these styles that is yielding weaker performance than another style(s). The Funds employ various non-traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Risks also exist that the Adviser (and the Underlying Managers with respect to FS Multi-Strategy Alternatives Fund) may fail to fully adhere to stated or agreed-upon investment strategies and goals. The Adviser (and the Underlying Managers with respect to FS Multi-Strategy Alternatives Fund) may make certain changes to the strategies that were previously used, may not use such strategies at all, may use additional strategies or may lose a license permitting the use of a proprietary model. Such changes may not be fully disclosed to the Funds’ Board. As a result, the Funds’ portfolios could correlate with broader securities markets more closely than anticipated, or may otherwise fail to achieve desired performance.

Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non-traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Funds exposure to individual issuers that face significant operational, financial, regulatory or other challenges.

Certain Alternative Beta Strategies involve exposure to special risks, which may include, without limitation:

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Risks Associated with Strategies Based on Historical Trends. Certain Alternative Beta Strategies seek to benefit from the historical tendency of securities with certain characteristics to outperform others. For example, value premium strategies seek to benefit from the historical tendency of relatively cheap assets (as measured by price to earnings ratios, price to book ratios or other metrics) to outperform relatively expensive assets. However, this historical tendency has not persisted in all market environments, and there is no assurance that it will continue to exist in the future. A similar risk applies to any strategy that seeks to exploit a historical trend, including certain value strategies, curve strategies, trend- or momentum-based strategies, mean-reversion strategies, low beta strategies, and strategies seeking to capture size, value or quality premia.

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Derivatives- and Fixed Income-Related Risks. Many Alternative Beta Strategies may make extensive use of derivatives investments. Certain carry and curve strategies may involve high direct or indirect exposure to interest rate risks and other risks related to fixed income investing. See “Counterparty Risk,” “Credit/Default Risk,” “Derivatives Risk” and “Interest Rate Risk” above.

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Momentum Risk. In general, “momentum” is the tendency of an investment to exhibit persistence in its relative performance. A momentum style of investing may emphasize investing in securities that have had better recent performance compared to other securities. Securities exhibiting marked recent outperformance may be more volatile than securities across the broader market, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. To the extent it has exposure to momentum strategies, a Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

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Low Beta Risk. In general, beta is a measure of price volatility resulting from general market movements. There is a risk that the present and future beta of a security, relative to the relevant market index, will not be the same as it has historically been and thus that a Fund will not have exposure to low beta securities when it wishes to. In addition, low beta portfolios may be less volatile than the broader securities markets and, as a result, may trail the broader market during times of high market returns.

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Size and Value-Related Risks. Alternative beta strategies seeking high exposure to value stocks and similar securities or securities of issuers in a particular size range involve risks associated with issuers with such valuation and size characteristics. Value stocks and similar securities are subject to the risk that they may not achieve full valuation within an acceptable time horizon. Value stocks and similar securities may be also

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associated with issuers that have recently experienced operational or financial difficulties, which may persist. Also see “Market Capitalization Risk” below.

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Volatility Premium Risk. Strategies seeking to capture “volatility premium” may entail high levels of volatility risk, insofar as securities’ actual volatility may exceed the implied volatility associated with options sold to insure against losses arising from volatility in such securities. See “Volatility Risk” below.

Issuer Risk (All Funds) — An issuer in which a Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters the spread of infectious illness (including epidemics and pandemics) or other events, conditions or factors.

Leverage Risk (All Funds) — Leverage occurs when the Funds directly or indirectly increase their assets available for investment using borrowings, short sales, financial instruments, or similar instruments or techniques. The Funds may engage in direct borrowings from banks, and may enter into financial instruments, short sales, reverse repurchase agreements, and other transactions, all of which subject the Funds to leverage risk. The use of leverage may make any change in the Funds’ NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Funds will lose more than they have invested. The Funds’ assets that are used as collateral to secure short sales may decrease in value while the short positions are outstanding, which may force the Funds to use their other assets to increase the collateral. Leverage can also create interest or other transactional expenses that may lower the Funds’ overall returns. The use of leverage may cause the Funds to liquidate portfolio positions at disadvantageous times in order to satisfy their obligations or to meet any asset segregation or position coverage requirements. In addition, these transactions may expose a Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, each Fund is subject to the federal securities laws, including the 1940 Act and the rules thereunder. Rule 18f-4 under the 1940 Act requires, among other things, that a Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. There is no guarantee that a leveraging strategy will be successful.

Reverse repurchase agreements, which may be viewed as a form of borrowing and thus subject the Funds to leverage risk, are agreements in which the Funds sell a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the additional risk that the market value of the security

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sold by a Fund may decline below the price at which the Fund must repurchase the security.

Liquidity Risk (All Funds) — An illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines approved by the Board. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4.

Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Funds will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. Although the Funds retain the ability to meet redemption requests through in-kind exchanges, subject to certain conditions, the Funds may need to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, the Fund may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Such sales may adversely affect a Fund’s NAV.

Loans and Other Direct Indebtedness Risk (Multi-Strategy Fund and Real Development Fund) — Loans and other direct indebtedness involve the risk that the Funds will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments which obligate the Funds to pay additional cash on a certain date or on demand. Substantial increases in interest rates may cause an increase in loan obligation defaults. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be illiquid, or lose all or substantially all of its value subsequent to investment.

Investments in loans may take the form of either loan participations or assignments of all or a portion of a loan from a third party. With respect to loan participations,

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the Funds have the right to receive payments of principal, interest and any fees to which it is entitled from the lender selling the participations, but only upon receipt by the lender of the payments from the borrower. The Funds generally would have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds would be exposed to the credit risk of both the borrower and the lender. Conversely, loan assignments result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. See “Senior Loan Risk” below.

Investments in loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Investments in loans generally are subject to restrictions on transfer, and a Fund may be unable to sell its investment in a loan at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, investments in loans may at times be illiquid. Investments in loans may be difficult to value and typically have extended settlement periods (generally greater than 7 days), which expose the Funds to the risk that the receipt of principal and interest payments may be delayed until the loan investment settles. Extended settlement periods during significant Fund redemption activity could potentially cause short-term liquidity demands within the Funds. In seeking to meet liquidity demands, the Funds could be forced to sell investments at unfavorable prices, or borrow money or effect short settlements when possible (at a cost to the Funds), in an effort to generate sufficient cash to pay redeeming shareholders. The Funds’ actions in this regard may not be successful.

Market Risk (All Funds) — Investments in securities, in general, are subject to market risks, including increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment, that may cause their prices to fluctuate over time. The Funds’ investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in

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a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their NAV, the shares may trade at a premium or discount. An investment in the Funds may lose money.

Market Capitalization Risk (All Funds) — To the extent a Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more greatly affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks.

Model and Technology Risk (All Funds) — The Adviser (and the Underlying Managers with respect to Multi-Strategy Fund) and the Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. Any such errors, imperfections or limitations in a model could affect the ability of the manager to implement strategies. Despite testing, monitoring and independent safeguards, these errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources. More specifically, as it is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions, quantitative managers (and/ or affiliated licensors of such data) will use their discretion to determine what data to gather with respect to an investment strategy and what subset of that data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. All these factors may have a negative effect on a Fund. Errors are often extremely difficult to detect and some may go undetected for long periods of time and some may never be detected. The adverse impact caused by these errors can compound over time. The Adviser (and an Underlying Manager with respect to FS Multi-Strategy Alternatives Fund) or an Alternative Beta Provider (and/or the licensor

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of the models or technology) may detect certain errors that it chooses, in its sole discretion, not to address or fix. By necessity, models make simplifying assumptions that limit their efficacy.

Models that appear to explain prior market data can fail to predict future market events. Moreover, an increasing number of market participants may rely on models that are similar to those used by a manager (or an affiliate of a manager), which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio investments, the Funds could suffer losses. Additionally, shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in generating forecasts or making trading decisions on behalf of the Funds, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Funds will be (i) the most accurate data available or (ii) free from errors.

Mortgage-Backed and Other Asset-Backed Securities Risk (Multi-Strategy Fund) — Mortgage-related and other asset-backed securities are subject to certain risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, as borrowers tend to repay their mortgage obligations more slowly in such environments. As a result, mortgage-backed securities may become more sensitive to changes in interest rates. In a period of rising interest rates, if a Fund holds mortgage-backed securities, it may exhibit additional volatility. Small movements in interest rates may dramatically affect the value of certain mortgage- and asset-backed securities. This is known as extension risk. In addition, adjustable and fixed rate mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.

Investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

To the extent consistent with their investment objectives and strategies, the Funds may invest in mortgage-backed securities issued by the U.S. government. (See “U.S. Government Securities Risk”.) To the extent that a Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely

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payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Multi-Manager and Allocation Risk (Multi-Strategy Fund) — Fund performance is dependent upon the success of the Adviser, Wilshire and the Underlying Managers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s decisions in allocating each Fund’s assets to Underlying Managers and Alternative Beta Providers and its selection and oversight of the Underlying Managers and Alternative Beta Providers. For the Multi-Strategy Fund, the Adviser will rely primarily on the recommendations of Wilshire, which, despite its experience, may make recommendations that, if followed by the Adviser, result in poor performance. In addition, each Fund’s performance will depend on the Underlying Manager’s and the Alternative Beta Provider’s respective skill in executing the relevant strategy. There can be no assurance that the Adviser, Wilshire or the Underlying Managers or Alternative Beta Providers will be successful in this regard.

For the Multi-Strategy Fund, the investment strategies employed by the Underlying Managers may not be complementary, which could adversely affect the performance of the Fund. Underlying Managers make investment decisions independently of one another, and may make decisions that conflict with each other. For example, it is possible that an Underlying Manager may purchase a security for the Fund at the same time that another Underlying Manager sells the same security, resulting in higher expenses without accomplishing any net investment result; or that several Underlying Managers purchase the same security at the same time, without aggregating their transactions, resulting in higher expenses. The risk of loss may be significant if an Underlying Manager employs valuation assumptions or credit judgments that are incorrect, incorrectly evaluates market conditions or the nature and extent of spread relationships, or otherwise makes investment decisions that prove to be unprofitable. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund.

In addition, some Underlying Managers may have little experience managing assets for mutual funds, which, unlike hedge funds (with which the Underlying Managers are experienced), are subject to daily inflows and outflows of securities and cash and are subject to certain legal and tax-related restrictions on their investments and operations, including, for example, restrictions on illiquid investments and leverage. Accordingly, an Underlying Manager may not be able to achieve the level of returns

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for the Fund that the Underlying Manager would be able to achieve if it were managing the same strategy in a hedge fund or similar investment vehicle. Subject to the overall supervision of each Fund’s investment program by the Adviser, each Underlying Manager is responsible, with respect to the portion of the Fund’s assets it manages, for compliance with the Fund’s investment strategies and applicable law.

Municipal Securities Risk (Multi-Strategy Fund) — Municipal securities, like other fixed-income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities generally respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Natural Resources Risk (Real Development Fund) — A Fund’s investments in natural resources issuers is susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

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Additional risks associated with investments in companies operating in the energy sector (“Energy Companies”) include, but are not limited to, the following:

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Commodity Pricing Risk. Energy companies may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy commodity prices would directly impact companies that own such energy commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities.

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Depletion and Exploration Risk. Energy reserves naturally deplete as they are produced over time. The financial performance of Energy Companies may be adversely affected if they, or the companies to which they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. If an Energy Company is not able to raise capital on favorable terms, it may not be able to add to or maintain its reserves.

●	Supply and Demand Risk. Energy Companies may be impacted by the levels of supply and demand for energy commodities.

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Environmental and Regulatory Risk. Energy Companies are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

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Acquisition Risk. An Energy Company’s ability to grow and, where applicable, increase distributions to its equity holders, may be highly dependent on its ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders. In the event that Energy Companies are unable to make such acquisitions, their future growth and ability to raise distributions will be limited and their ability to repay their debt holders may be weakened.

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Interest Rate Risk. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of Energy Companies to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of the securities of Energy Companies as the yields on alternative investments increase.

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Catastrophic Event Risk. Energy Companies are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any

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occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of Energy Companies.

Non-Diversification Risk (All Funds) — The Funds are classified as a “non-diversified” investment companies, which means that the percentage of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolios may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Non-Hedging Foreign Currency Trading Risk (Managed Futures Fund) — To the extent consistent with their investment objectives and strategies, the Funds may engage in forward foreign currency transactions for speculative purposes. The Funds may purchase or sell foreign currencies through the use of forward contracts based on the Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Funds seek to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser’s expectations may produce significant losses to the Funds. Some of these transactions may also be subject to interest rate risk.

Non-Investment Grade Fixed Income Securities Risk (All Funds) — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Non-U.S. Government Securities Risk (Multi-Strategy Fund) — Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Operational and Cybersecurity Risk (All Funds) — The Funds, their service providers, including the Adviser (and Wilshire and the Underlying Managers with respect to FS Multi-Strategy Alternatives Fund), and other market participants increasingly depend on complex information technology and communications systems to conduct business

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functions. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of the Funds and their service providers to adopt technologies, processes and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Funds, their service providers, counterparties or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Funds, their service providers or other market participants, impacting the ability to conduct the Funds’ operations. Cyber-attacks, disruptions or failures that affect the Funds’ service providers or counterparties may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations. For example, the Funds’ service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Funds’ NAVs and impede trading). In addition, cyber-attacks, disruptions or failures may cause reputational damage and subject the Funds’ service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs and/ or additional compliance costs. While the Funds and their service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Funds’ service providers may also incur substantial costs for cybersecurity risk management, including insurance, in order to prevent or mitigate future cyber security incidents, and the Funds and their shareholders could be negatively impacted as a result of such costs. The Funds and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Funds or the Adviser. Issuers of securities in which the Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investments to lose value. In addition, cyber-attacks involving a Fund’s counterparty could affect such

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counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or unable to accurately price its investments. A Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests or securities markets and exchanges.

Portfolio Turnover Risk (All Funds) — The Funds may engage in short-term trading. This means that a Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser (or an Underlying Manager with respect to FS Multi-Strategy Alternatives Fund and FS Alternative Opportunities Fund) believes that the sale is in the best interest of the Fund (for example, if the Adviser (or an Underlying Manager with respect to FS Multi-Strategy Alternatives Fund and FS Alternative Opportunities Fund) believes an alternative investment has greater growth potential). Short-term trading causes the Funds to have high portfolio turnover rates, which could, in turn, generate higher transaction costs (due to commissions or dealer mark-ups and other expenses), and reduce the Funds’ investment performance. In addition, a high level of short-term trading may increase the amount of taxable income recognized by shareholders of the Funds, may reduce the after-tax returns of the shareholders, and, in particular, may generate short-term capital gains, which are taxed as ordinary income when distributed to shareholders.

Preferred Stock Risk (Multi-Strategy Fund) — Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Prepayment Risk (All Funds) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Real Estate Risk (Real Development Fund) — To the extent a Fund’s investments create exposure to the real estate industry, the Fund is subject to certain risks associated

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with real estate in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing; variations in rental income, neighborhood values or the appeal of property to tenants; limits on rents; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. In addition, real estate industry companies that hold mortgages may be affected by the quality of any credit extended. Real estate industry companies are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk (Multi-Strategy Fund and Real Development Fund) — Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. REITs may also fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Funds to effect sales at an advantageous time or without a substantial drop in price.

Regulatory Risk (All Funds) — Legal, tax, and regulatory developments may adversely affect the Funds. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of the Funds to pursue their investment strategies, their ability to obtain leverage and financing, and the value of investments held by the Funds. There has been an increase in governmental, as well as self-regulatory, scrutiny of the investment industry in general and the alternative investment industry in particular. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the Funds to trade in securities or commodities or the ability of the Funds to employ, or brokers and other counterparties to extend, credit in their trading (as well as other regulatory changes that result) could have a material adverse impact on the Funds’ performance.

The Funds and the Adviser (and Wilshire and the Underlying Managers with respect to Multi-Strategy Fund) may also be subject to regulation in jurisdictions in which

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they engage in business, which, in turn, could have a material adverse impact on the value of the investments of the Funds. Shareholders should understand that the Funds’ business is dynamic and is expected to change over time. Therefore, the Funds may be subject to new or additional regulatory constraints in the future. This prospectus cannot address or anticipate every possible current or future regulation that may affect the Board, the Adviser (and Wilshire and the Underlying Managers with respect to Multi-Strategy Fund), or the businesses of each. Such regulations may have a significant impact on shareholders or the operations of the Funds, including, without limitation, restricting the types of investments the Funds may make, preventing the Funds from exercising their voting rights with regard to certain financial instruments, requiring the Funds to disclose the identity of their investors or otherwise. The Board may, in its sole discretion, cause the Funds to be subject to such regulations if it believes that an investment or business activity is in the Funds’ interest, even if such regulations may have a detrimental effect on one or more shareholders. Prospective investors are encouraged to consult their own advisors regarding an investment in the Funds.

Rule 144A and Other Exempted Securities Risk (Multi-Strategy Fund and Real Development Fund) — To the extent consistent with their investment objectives and strategies, the Funds may invest in private placements, subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Funds might be unable to dispose of them promptly or at reasonable prices, subjecting the Funds to liquidity risk. The Funds may invest in or obtain exposure to private placements determined to be liquid as well as those determined to be illiquid. Even if determined to be liquid, the Funds’ direct or indirect holdings of private placements may become illiquid if eligible buyers are unable or unwilling to purchase them at a particular time. The Funds may also have to directly or indirectly bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the information (such as the Funds or an Alternative Beta Provider) to agree contractually to keep the information confidential, which could also adversely affect the Funds’ ability to dispose of the security.

Sector Risk (Real Development Fund) — Sector Risk is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which

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may in certain circumstances, cause the value of securities of all companies in a particular sector to decrease.

Technology Sector Risk — Investments in technology securities involve special risk considerations. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology industry, both domestically and internationally, may affect negatively the financial condition of technology companies, and a substantial investment in technology securities may subject the Fund to more volatile price movements than a more diversified portfolio of securities. In certain circumstances, technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent and new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. In addition to the foregoing risks, technology companies operating in the health sciences and healthcare sector may be subject to product liability litigation. As a result of these and other reasons, investments in the technology industry can experience sudden and rapid appreciation and depreciation.

Senior Loan Risk (Multi-Strategy Fund and Real Development Fund) — “Senior Loans” hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/ or stock of the borrower that is senior to that held by subordinated debt holders and shareholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities (or “junk bonds”). However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. The ability of the Funds to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain Senior Loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Although Senior Loans in which the Funds will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Funds could experience delays or limitations with respect to their ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely

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affect the Senior Loan’s value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Funds, such as invalidation of Senior Loans. See “Loans and Other Direct Indebtedness Risk” above.

Shareholder Concentration Risk (Real Development Fund) — A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Short Sales Risk (All Funds) — To the extent consistent with their investment objectives and strategies, the Funds may engage in short sales. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price. Irrespective of the risk control objectives of a Funds’ multi-asset approach, such a high degree of leverage necessarily entails a high degree of risk. In the event that a Fund utilizes leverage in its investment program, the Fund may be subject to claims by financial intermediaries that extended “margin” loans in respect of such managed account. The risks involved in the use of leverage are increased to the extent that a Fund itself leverages its capital. An increasing number of jurisdictions are limiting the ability of market participants to engage in short selling in respect of certain securities. In some cases, these rules may also limit the ability of market participants to enter into a short position through a credit default swap or other similar derivatives contract. These rules may limit or preclude a Fund from entering into short sales or otherwise taking short positions and could be advantageous to the Fund. A Fund may also incur expenses relating to short sales, such as dividend expense (paying the value of dividends to the person that loaned the security to the Fund so that the Fund could sell it short; this expense is typically, but not necessarily, substantially offset by market value gains after the dividends are announced) and interest expense (the Fund may owe interest on its use of short sale proceeds to purchase other investments; a portion of this expense may, but is not necessarily, offset by stock lending rebates).

Structured Products and Structured Notes Risk (All Funds) — Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that

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entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions.

The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured product. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. A Fund generally has the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured vehicles generally pay their share of the investment vehicle’s administrative and other expenses.

Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Structured products include, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors”. These factors may include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or London Interbank Offered Rate (“LIBOR”)), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.

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Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. In the case of structured notes where the reference instrument is a debt instrument, such as credit-linked notes, a Fund will be subject to the credit risk of the issuer of the reference instrument and the issuer of the structured note.

Subsidiary Risk (All Funds) — The Funds may make investments through wholly-owned Subsidiaries organized under the laws of the Cayman Islands. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by a Subsidiary are generally similar to those that are permitted to be held by each Fund and are subject to the same risks that apply to similar investments if held directly by a Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of a Subsidiary will be achieved.

The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. However, the Adviser complies with the provisions of the 1940 Act relating to investment advisory contracts with respect to the Subsidiaries, and each Fund wholly owns and controls its Subsidiaries, making it unlikely that a Subsidiary will take action contrary to the interests of a Fund and its shareholders. The Funds also comply with Section 8 and 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with their Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Board has oversight responsibility for the investment activities of the Funds, including their investments in the Subsidiaries, and the Funds’ role as sole shareholder of the Subsidiaries. The Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Funds.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiaries to operate as described in this Prospectus and in the Statement of Additional Information and could adversely affect the Funds. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk (All Funds) — To qualify as a RIC within the meaning of Subchapter M of the Code, the Funds must, among other things, derive at least 90% of their gross

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income for each taxable year from sources treated as “qualifying income” under Subchapter M of the Code. With respect to the Real Development Fund, although qualifying income does not include income derived directly from commodities, the Real Development Fund’s investments in Bitcoin-related instruments directly or indirectly through Subsidiaries is expected to provide the Real Development Fund with exposure to Bitcoin within the limitations of the federal income tax requirements of Subchapter M of the Code. Neither the Real Development Fund nor a Subsidiary will invest in Bitcoin directly.

There is a risk that the IRS could assert that the income derived from a Fund’s investment in a Subsidiary or in certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In 2006, the IRS published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. In a number of private letter rulings issued from 2006 through 2011, the IRS ruled that the income of such a foreign subsidiary would be qualified income each year even if it is not actually distributed to the RIC each year, but in 2011 the IRS suspended the issuance of such rulings. In addition, during 2006 through 2011, the IRS had also issued private letter rulings to RICs concluding that income derived from their investment in certain commodity-linked structured notes would constitute qualifying income to the fund. In 2011, the IRS indicated that the granting of these types of private letter rulings was suspended, pending further internal review of the subject. In 2016, the IRS announced that it would not issue any such rulings in the future, and it revoked the previously issued rulings. The U.S. Department of Treasury and the IRS issued final regulations that provide that where distributions are received from a foreign corporate subsidiary, amounts included in gross income pursuant to the subpart F income rules (income earned from certain foreign corporate subsidiaries) are treated as dividends and therefore qualifying income. In addition, these regulations provide that subpart F income that is included in a Fund’s gross income by virtue of its investment in a Subsidiary is qualifying income to the extent derived with respect to the Fund’s business of investing stock, securities or currencies. If the Funds were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Funds would be subject to diminished returns.

In order to qualify as a RIC under the Code, the Funds must meet certain requirements regarding the source of their income, the diversification of their assets, and the distribution of their income. The Funds’ ability to pursue their investment strategies may therefore be limited by the Funds’ intention to qualify as RICs under the Code, and may bear adversely on their ability to so qualify. If a Fund were to fail to qualify as a RIC, the Fund would be subject to federal income tax on its net income at regular corporate rates (currently 21%) without reduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to a Fund’s current and accumulated earnings and profits (as calculated for federal income tax purposes). If the Fund were to fail to

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qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

Income from certain derivatives, including certain commodity-linked instruments, is not or may be determined not to be “qualifying income” for purposes of Subchapter M of the Code. If a Fund were to earn non-qualifying income from any source including commodity-linked instruments in excess of 10% of its gross income for any taxable year, it would fail to qualify as a RIC for that year, unless the Fund were eligible to cure, and cured, such failure by paying a fund-level tax equal to the full amount of such excess. The tax treatment of investing in certain derivatives, including certain commodity-linked instruments, and in a Subsidiary is currently unclear in certain respects and may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the IRS, which legislation, Treasury Regulations, and/or guidance may have retroactive effect.

U.S. Government Securities Risk (All Funds) — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Department of the Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Funds may greatly exceed their current resources, including their legal right to support from the U.S. Department of the Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Unregistered Fund Risk (All Funds) — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the 1940 Act. Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of

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an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

As part of the Fund’s investments in unregistered funds, the Fund may invest in limited partnership interests. There may be fewer protections afforded to investors in a limited partnership than investors in a corporation. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which may reduce the amount of income paid by the limited partnership to its investors. In addition, investments in limited partnerships may be illiquid and may not have daily pricing information available for their investors, which will require a Fund to employ fair value procedures to value its holdings in such investments.

Valuation Risk (All Funds) — Many factors may influence the price at which the Funds could sell any particular portfolio investment. The sales price may well differ — higher or lower — from the Funds’ last valuation, and such differences could be significant, particularly for assets or other investments (such as ETFs that provide exposure to Bitcoin and Bitcoin futures contracts with respect to the Real Development Fund), that are illiquid or trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Funds may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the market on which they are valued, but before a Fund determines its NAV.

Volatility Risk (All Funds) A Fund may have investments, including but not limited to ETFs that provide exposure to Bitcoin and Bitcoin futures contracts with respect to the Real Development Fund, that appreciate or decrease significantly in value over short periods of time. This may cause a Fund’s NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Additional Risks

Additional risks of investing in the Funds include the following, without limitation:

Confidential Information Access Risk — In many instances, issuers of privately placed securities offer to furnish material, non-public information (“Confidential Information”) to prospective purchasers or holders of the issuer’s privately placed securities to help potential investors assess the value of the securities. Portfolio managers may avoid the receipt of Confidential Information about the issuers of privately placed securities considered for acquisition by the Funds, or held in the Funds. A decision not to receive Confidential Information from these issuers may disadvantage the Funds as compared

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to other investors, and may adversely affect the price the Funds pay for the assets they purchase, or the price at which the Funds sell the assets. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the decision not to receive Confidential Information could adversely affect the Funds’ performance.

Conflicts of Interest Risk — The Adviser (and the Underlying Managers with respect to the Multi-Strategy Fund) will have conflicts of interest which could interfere with its management of the Funds. For example, the Adviser (or its affiliates) (and the Underlying Managers (or their affiliates) with respect to the Multi-Strategy Fund)) manage other investment funds and have other clients that are similar to, or overlap with, the investment objectives and strategies of the Funds, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the Funds and the Adviser’s other clients (or the Underlying Managers’ other clients with respect to the Multi-Strategy Fund). These conflicts of interest are exacerbated to the extent that the Adviser’s other clients (or the Underlying Managers’ other clients with respect to the Multi-Strategy Fund)) pay them higher fees or performance-based fees. In addition, the activities in which the Adviser and its affiliates (or the Underlying Managers and their affiliates with respect to the Multi-Strategy Fund)) are involved may limit or preclude the flexibility that the Funds may otherwise have to participate in certain investments. Similar conflicts of interest may exist for Alternative Beta Providers, to the extent they manage accounts or strategies that compete with Alternative Beta Strategies. Further information regarding conflicts of interest is available in the Statement of Additional Information under “Portfolio Management —Potential Conflicts of Interest.”

Extension Risk — An issuer could exercise its right to pay principal on an obligation held by the Funds (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will typically decrease, and the Funds may also suffer from the inability to reinvest in higher yielding securities.

LIBOR Replacement Risk — The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (“LIBOR”) rates and expects to do so for the remaining LIBOR rates immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have

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already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

OTC Transaction Risk — To the extent consistent with their investment objectives and strategies, the Funds may engage in OTC transactions. In general, there is less governmental regulation and supervision of transactions in the OTC markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.

Pandemic Risks — The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Funds hold, and may adversely affect the Funds’ investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new “variants” have been confirmed around the world. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market place, including stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds’ investments, the Funds and your investment in the Funds. In certain cases, an

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exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

To satisfy any shareholder redemptions during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Funds may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value. You should review this prospectus and the SAI to understand the Funds’ discretion to implement temporary defensive measures, as well as the circumstances in which the Funds may satisfy redemption requests in-kind.

The Funds and the Adviser (and Wilshire and the Underlying Managers with respect to the FS Multi-Strategy Alternatives Fund) have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Funds, their portfolios and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Funds, their advisers and service providers, or the Funds’ portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Funds’ advisers rely and could otherwise disrupt the ability of the Funds’ service providers to perform essential tasks.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes have been implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The full effect of recent efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which a Fund may make investments. The impact of these events and other epidemics or pandemics in the future could adversely affect a Fund’s performance.

Quantitative Model Risk — The Adviser (and Wilshire and the Underlying Managers with respect to the Multi-Strategy Fund) may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may

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perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the effective use of such analyses or models, which in turn could adversely affect the Funds’ performance. There can be no assurance that these methodologies will enable the Funds to achieve their objectives.

Russia/Ukraine Market Risk — Increased tensions between Russia and Ukraine have escalated into an armed conflict given Russia’s invasion of Ukraine in February 2022. The conflict involving these two countries and the outbreak of hostilities between them may escalate or result in more widespread conflict. Such hostilities, and the threat of wider-spread hostilities, could lead to disruption, instability and volatility in global markets and commodity prices, economies and industries that could negatively impact a Fund’s business, results of operations and financial condition. The conflict has already resulted in significant volatility in certain equity, debt and currency markets, material increases in commodity prices, such as oil and natural gas, and economic uncertainty. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund’s performance and the value of an investment in a Fund

Securities Lending Risk — The Funds may lend their portfolio securities. Although the Funds will receive collateral in connection with all loans of their securities holdings, the Funds would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds). In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

Warrants and Rights Risk — To the extent consistent with their investment objectives and strategies, the Funds may purchase warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

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12. Concentration of Shareholders:

At June 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership
FS Multi-Strategy Alternatives Fund
Class A	3	73%
Class I	3	55%

FS Managed Futures Fund
Class A	1	100%
Class I	1	100%
FS Chiron Real Development Fund
Class A	3	100%
Class I	1	45%

13. Indemnification:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Subsequent Event:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2023.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The expenses shown in the table below do not include any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2023 to June 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES -- concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Annualized Expense Ratios	Expenses Paid During Period**
FS Multi-Strategy Alternatives Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.50	1.95%	$9.78
Class I Shares	1,000.00	1,024.30	1.70	8.53
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,015.12	1.95%	$9.74
Class I Shares	1,000.00	1,016.36	1.70	8.50
FS Managed Futures Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,012.50	0.50%	$2.50
Class I Shares	1,000.00	1,013.60	0.25	1.25
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class I Shares	1,000.00	1,023.55	0.25	1.25
FS Chiron Real Development Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,011.10	1.45%	$7.23
Class I Shares	1,000.00	1,012.90	1.20	5.99
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,017.60	1.45%	$7.26
Class I Shares	1,000.00	1,018.84	1.20	6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

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APPROVAL OF THE SUB-ADVISORY AGREEMENTS

FS Multi-Strategy Alternatives Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on March 15–16, 2023 to decide whether to approve the sub-advisory agreements between FS Fund Advisor, LLC (the “Adviser”) and the following sub-advisers, pursuant to which the Sub-Advisers serve as investment sub-advisers to the Fund: following Agreements for initial two-year terms (the “Meeting”):

•	Waterfall Asset Management, LLC (“Waterfall”); and;

•	Electron Capital Partners, LLC (“Electron”).

In preparation for the Meeting, the Trustees requested that the Adviser, Electron and Waterfall each furnish information necessary to evaluate the terms of the Sub-Advisory Agreements. The Trustees used this information, as well as other information that the Adviser, Electron, Waterfall and other service providers of the Fund presented or submitted to the Board at the Meeting, to help them decide whether to approve the Sub-Advisory Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, Electron, Waterfall and other service providers of the Fund regarding, among other things: (i) the nature, extent and quality of the services to be provided by Electron and Waterfall; (ii) Electron’s and Waterfall’s investment management personnel; (iii) Electron’s and Waterfall’s operations and financial condition; (iv) the proposed sub-advisory fees to be paid to Electron and Waterfall; (v) Electron’s and Waterfall’s compliance program, including a description of any material compliance matters; (vi) Electron’s and Waterfall’s policies on and compliance procedures for personal securities transactions; (vii) Electron’s and Waterfall’s investment experience; and (viii) the Adviser’s rationale for recommending Electron and Waterfall.

Representatives from the Adviser, Electron and Waterfall, along with other Fund service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Trustees evaluate Electron’s and Waterfall’s services, fees and other aspects of the Sub-Advisory Agreements. The

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Trustees who are not parties to the Sub-Advisory Agreements nor are considered “interested persons” (as such term is defined in the 1940 Act) of any party to the Sub- Advisory Agreements (the “Independent Trustees”) received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser, Electron and Waterfall.

At the Meeting, the Board, including a majority of the Independent Trustees, voting separately, approved the Sub-Advisory Agreements. In considering the approval of the Sub-Advisory Agreements, the Board considered various factors that it determined were relevant, including: (i) the nature, extent and quality of the services to be provided by Electron and Waterfall; and (ii) the fees to be paid to Electron and Waterfall, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by Electron and Waterfall

In considering the nature, extent and quality of the services to be provided by Electron and Waterfall, the Board reviewed the portfolio management services to be provided by Electron and Waterfall to the Fund, including the quality and continuity of Electron’s and Waterfall’s portfolio management personnel, the resources of Electron and Waterfall, and Electron’s and Waterfall’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Sub-Advisory Agreements. The Trustees also reviewed Electron’s and Waterfall’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of Electron and Waterfall. The most recent investment adviser registration forms (“Form ADV”) for Electron and Waterfall were available to the Board, as were the responses of Electron and Waterfall to a detailed series of questions which included, among other things, information about the investment sub-advisory services to be provided by Electron and Waterfall to the Fund.

The Trustees also considered other services to be provided to the Fund by Electron and Waterfall such as monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by Electron and Waterfall would be satisfactory.

Costs of Advisory Services

In considering the sub-advisory fees payable by the Adviser to Electron and Waterfall, the Trustees reviewed, among other things, the proposed sub-advisory fees to be paid to Electron and Waterfall, as well as the management fees charged by Electron and Waterfall to other clients with comparable mandates. The Trustees also considered that the Adviser, not the Fund, would pay Electron and Waterfall their respective sub-

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advisory fees pursuant to the Sub-Advisory Agreements, that the sub-advisory fees payable to Electron and Waterfall would thus not increase the overall management fee payable by the Fund, and that the fees payable to Electron and Waterfall would reflect arms-length negotiations between the Adviser and Electron and Waterfall. The Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by Electron and Waterfall.

Investment Performance, Profitability and Economies of Scale

Because Electron and Waterfall are new to the Fund, they did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that Electron and Waterfall might achieve with respect to the Fund or the extent to which economies of scale would be realized by Electron and Waterfall as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding Electron’s and Waterfall’s investment performance with respect to the Fund, Electron’s and Waterfall’s profitability, or the extent to which economies of scale would be realized by Electron and Waterfall as the assets of the Fund grow, but will do so during future considerations of the Sub-Advisory Agreements.

Approval of the Sub-Advisory Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Sub-Advisory Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Sub-Advisory Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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FS Multi-Strategy Alternatives Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 14-15, 2022 to decide whether to approve the sub-advisory agreement between FS Fund Advisor, LLC (the “Adviser”) and Mariner Investment Group, LLC (“Mariner”) for an initial two-year term (the “Meeting”):

In preparation for the Meeting, the Trustees requested that the Adviser and Mariner furnish information necessary to evaluate the terms of the New Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser, Mariner and other service providers of the Fund presented or submitted to the Board at the Meeting, to help them decide whether to approve the New Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, Mariner and other service providers of the Fund regarding, among other things: (i) the nature, extent and quality of the services to be provided by Mariner; (ii) Mariner’s investment management personnel, including members of the Galton Team within Mariner who will serve as portfolio managers to the Fund; (iii) Mariner’s operations and financial condition; (iv) the proposed sub-advisory fee to be paid to Mariner; (v) Mariner’s compliance program, including a description of any material compliance matters; (vi) Mariner’s policies on and compliance procedures for personal securities transactions; (vii) Mariner’s investment experience; and (viii) the Adviser’s rationale for recommending Mariner.

Representatives from the Adviser and Mariner, along with other Fund service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Trustees evaluate Mariner’s services, fee and other aspects of the New Sub-Advisory Agreement. Based on their evaluation of the information provided by the Adviser and Mariner, the Trustees, including all of the Trustees who are not parties to the New Sub-Advisory Agreement nor are considered “interested persons” (as such term is defined in the 1940 Act) of any party to the New Sub- Advisory Agreement (the “Independent Trustees”) received advice from independent

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counsel and met in executive session outside the presence of Fund management, the Adviser, and Mariner.

At the Meeting, the Board, including a majority of the Independent Trustees, voting separately, approved the New Sub-Advisory Agreement. In considering the approval of the New Sub-Advisory Agreement, the Board considered various factors that it determined were relevant, including: (i) the nature, extent and quality of the services to be provided by Mariner; and (ii) the fee to be paid to Mariner, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by Mariner

In considering the nature, extent and quality of the services to be provided by Mariner, the Board reviewed the portfolio management services to be provided by Mariner to the Fund, including the quality and continuity of Mariner’s portfolio management personnel, the resources of Mariner and Mariner’s compliance history and compliance program. The Trustees reviewed the terms of the proposed New Sub-Advisory Agreement. The Trustees also reviewed Mariner’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of Mariner. The most recent investment adviser registration form (“Form ADV”) for Mariner was available to the Board, as was the response of Mariner to a detailed series of questions which included, among other things, information about the investment sub-advisory services to be provided by Mariner to the Fund.

The Trustees also considered other services to be provided to the Fund by Mariner such as monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by Mariner would be satisfactory.

Costs of Advisory Services

In considering the sub-advisory fee payable by the Adviser to Mariner, the Trustees reviewed, among other things, the proposed sub-advisory fee to be paid to Mariner, as well as the management fees charged by Mariner to other clients with comparable mandates. The Trustees also considered that the Adviser, not the Fund, would pay Mariner pursuant to the New Sub-Advisory Agreement, that the sub-advisory fee payable to Mariner would thus not increase the overall management fee payable by the Fund, and that the fee payable to Mariner would reflect an arms-length negotiation between the Adviser and Mariner. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by Mariner.

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Investment Performance, Profitability and Economies of Scale

Because Mariner is new to the Fund, it did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that Mariner might achieve with respect to the Fund or the extent to which economies of scale would be realized by Mariner as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding Mariner’s investment performance with respect to the Fund, Mariner’s profitability, or the extent to which economies of scale would be realized by Mariner as the assets of the Fund grow, but will do so during future considerations of the New Sub-Advisory Agreement.

Approval of the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the New Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS

June 30, 2023

(Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•	noted that the Program Administrator had determined that each Fund’s highly liquid investment minimums remain appropriate.

•	no material changes had been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

FS Investments

P.O. Box 588

Portland, ME 04112

1-877-924-4766

Adviser:

FS Fund Advisor, LLC

206 Rouse Boulevard

Philadelphia, PA 19112

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Fund described.

CHI-SA-002-0200

(b)    Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: September 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: September 7, 2023